As filed with the Securities and Exchange Commission on August 24, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22205

Genworth Variable Insurance Trust

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr Frohlich

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill CA 94523-3967

(Name and address of agent for service)

800-352-9910

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period: January 1, 2011 to June 30, 2011

Item 1. Reports to Stockholders.

Genworth Variable Insurance Trust

Genworth Calamos Growth Fund

Genworth PYRAMIS® Small/Mid Cap Core Fund

Genworth Davis NY Venture Fund

Genworth Eaton Vance Large Cap Value Fund

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Genworth PIMCO StocksPLUS Fund

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Genworth Enhanced Small Cap Index Fund

Genworth Enhanced International Index Fund

Genworth 40/60 Index Allocation Fund

Genworth 60/40 Index Allocation Fund

Genworth Moderate Allocation Fund

Genworth Growth Allocation Fund

SEMI-ANNUAL REPORT

JUNE 30, 2011

GVIT-semi-annual (2011-08)

Letter from the President	i
Funds at a Glance	1

Dear Shareholder:

Enclosed is the Semi-Annual Report for the portfolios within the Genworth Variable Insurance Trust for the period January 1, 2011 through June 30, 2011. In this letter, we review highlights from economic and market news. For the first half of 2011, the S&P 500® Index1 gained 6.02% and the Barclays Capital US Aggregate Bond Index2 returned 2.72%. International developed market stocks, as represented by the MSCI EAFE Index3, rose 5.35%, while the MSCI Emerging Markets Index4 was up 1.03%. Keep in mind that past performance is not indicative of future results.

Optimism Dominates the First Quarter

During the first quarter, investors seemed to ignore negative and mixed economic news and world events, preferring to focus on the positive. Residential housing continued to drag and climbing food prices threatened to erode discretionary spending, not only domestically but around the world. Government debt levels remained elevated in many European countries, as well as in the US and Japan. Yet corporate earnings were strong, with companies continuing to hold record-high levels of cash.5 In the US, employment figures continued to slowly improve and at quarter end news was released that the unemployment rate fell in March to a two-year low.6

Doubts Resurface During the Second Quarter

However, unemployment was back up to 9.2% in June. And, as the second quarter came to an end, it remained unclear if global equity markets had reached an inflection point after their double-digit performance for the trailing 12 months or if the post-financial-crisis rally would continue. While the first quarter’s theme of investor optimism continued into the beginning of the second quarter, May and June recorded a decline in US stocks that appears now to have been the start of a more significant correction. The May/June dip was attributed to China’s rising interest rates, concerns about Greek default and the end of the $600 billion Fed stimulus program (Quantitative Easing, round 2 – also known as QE2).7

Looking Ahead

In our opinion, the remainder of 2011 will provide further clarity about the robustness of the recovery, or lack thereof, and the impact of political decisions on the economy. During the third quarter the effect of the withdrawal of QE2, impacts from growing government debt burdens throughout the world and questions regarding improvement or deterioration of employment will continue to evolve, and corresponding actions and reactions will play out in the financial markets. We thank you for the trust you have placed in us and we will continue to work diligently to navigate challenges and opportunities on your behalf.

Sincerely,

Carrie E. Hansen

President

[1]

The S&P 500® Index, a registered trademark of the McGraw Hill Companies, is an unmanaged basket of 500 stocks that are considered to be widely held and thus believed to be a good indicator of overall market performance. You cannot invest directly into an index.

i

[2]

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS.

[3]

The MSCI EAFE Index is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It comprises the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.

[4]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
[5]	Jonathan Burton, “Investors buckle up for Mr. Market’s wild ride,” MarketWatch, April 1, 2011.
[6]	Jeannine Aversa, “Unemployment rate falls to 8.8 percent, 2-year low,” Associated Press, April 1, 2011.
[7]	Alexis Xydias, “Stocks Cheapest in 26 Years as S&P 500 Falls, Profit Rises,” Bloomberg, June 20, 2011.

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ii

Genworth Calamos Growth Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund outperformed its benchmark, the Russell 3000® Growth Index.

•

Security selection within the consumer discretionary and technology sectors was the primary contributor to positive performance for the period. Within consumer discretionary, owning internet retailers such as priceline.com, Amazon.com and Netflix was additive, as those stocks moved higher on solid earnings outlooks. Holding Baidu, a Chinese internet company and Polycom, a video and voice communication system provider, also benefited performance for the period.

•

Security selection, within the materials and financials sectors dampened returns for the period. Exposure to metals and mining stocks, including Barrick Gold and Pan American Silver, detracted from performance as natural resources related stocks sold off on higher input costs.

Sectors

Rank	Sector	% of Net Assets
1	Information Technology	35.8
2	Consumer Discretionary	14.8
3	Health Care	10.8
4	Energy	10.6
5	Industrials	6.8
6	Materials	4.4
7	Consumer Staples	4.2
8	Financials	3.5
9	Telecommunication Services	0.7
	Cash, equivalents & other assets in excess of liabilities	8.4

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	4.0
2	priceline.com, Inc.	3.7
3	Amazon.com, Inc.	3.3
4	Qualcomm, Inc.	3.1
5	Google, Inc.	3.0
6	Baidu, Inc.	2.2
7	Starbucks Corp.	2.0
8	Herbalife, Ltd.	1.9
9	Intuitive Surgical, Inc.	1.9
10	Oracle Corp.	1.7

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth Calamos Growth Fund
Service Shares	49.34%	10.10%
Institutional Shares	50.11%	25.06%
Russell 3000® Growth Index	35.68%	7.63	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Russell 3000® Growth Index is from the commencement date of the Service Shares. The Russell 3000® Growth Index return from the commencement date of the Institutional Shares is 17.91%.

Genworth PYRAMIS® Small/Mid Cap Core Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, the Russell 2500™ Index.

•

Lagging performance for the period was due largely to security selection in the consumer discretionary and industrials sectors. Within consumer discretionary, owning Beazer Homes, a homebuilder, detracted from returns as the company posted a significant earnings loss in the second quarter. Owning Terex, a crane manufacturer, also dampened returns, as Terex’s stock price fell sharply after it agreed to acquire a competitor in Germany.

•

Security selection within the healthcare and technology sectors showed some promising results. Owning Pharmasset, a health care stock, benefited returns, as the company’s stock price rose after it initiated a Phase II trial for its proposed treatment for chronic hepatitis C. Holding Avago Technologies, a semiconductor chip maker, also added to performance after management revised its earnings guidance above analysts’ consensus estimates.

Sectors

Rank	Sector	% of Net Assets
1	Financials	19.7
2	Information Technology	17.4
3	Industrials	15.1
4	Consumer Discretionary	14.3
5	Health Care	11.3
6	Energy	8.0
7	Materials	7.3
8	Utilities	5.6
9	Consumer Staples	3.0
	Liabilities in excess of cash, equivalents & other assets	(1.7)

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Patterson-UTI Energy, Inc.	2.5
2	Kennametal, Inc.	2.1
3	AGCO Corp.	1.8
4	BE Aerospace, Inc.	1.8
5	MF Global Holdings, Inc.	1.7
6	Jones Lang LaSalle, Inc.	1.7
7	Delphi Financial Group, Inc.	1.4
8	Check Point Software Technologies, Ltd.	1.4
9	Terex Corp.	1.4
10	Huntington Bancshares, Inc.	1.4

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth PYRAMIS® Small/Mid Cap Core Fund
Service Shares	36.69%	5.65%
Institutional Shares	37.38%	22.53%
Russell 2500TM Index	37.45%	7.00	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Russell 2500TM Index is from the commencement date of the Service Shares. The Russell 2500TM Index return from the commencement date of the Institutional Shares is 24.23%.

Pyramis is a registered service mark of FMR LLC. Used under license.

Genworth Davis NY Venture Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, the S&P 500® Index.

•

Although sector positioning contributed positively for the period, security selection was a larger and offsetting drag on returns. Stock selection within the energy and materials sectors were the primary areas of disappointment. Energy stocks declined during the period following the political upheaval in the Middle East and North Africa. Additionally, natural gas and oil companies, including Ogx Petroleo, lagged as natural gas prices remained low due to the supply and demand imbalance.

•

An overweight position in the materials sectors, coupled with negative security selection within the sector, also contributed to the performance lag. Cyclical stocks that target a growing global economy pulled back during the period after emerging market economies, including China, introduced economic policies to slow down the rate of growth to help manage inflationary pressure. However, an overweight to the health care sector contributed to returns as health care stocks rallied at the end of the period as investors favored the more defensive sectors.

Sectors

Rank	Sector	% of Net Assets
1	Financials	29.5
2	Consumer Staples	17.5
3	Energy	16.9
4	Health Care	13.1
5	Information Technology	7.7
6	Materials	7.7
7	Consumer Discretionary	6.2
8	Industrials	5.3
9	Telecommunication Services	0.6
	Liabilities in excess of cash, equivalents & other assets	(4.5)

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	American Express Co.	5.2
2	The Bank of New York Mellon Corp.	4.7
3	Costco Wholesale Corporation	4.5
4	Wells Fargo & Company	4.4
5	CVS Caremark Corporation	4.2
6	Occidental Petroleum Corp.	4.1
7	EOG Resources, Inc.	3.8
8	Loews Corporation	3.6
9	Devon Energy Corp.	3.5
10	Merck & Co., Inc.	3.3

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth Davis NY Venture Fund
Service Shares	23.39%	2.47%
Institutional Shares	24.01%	11.69%
S&P 500® Index	30.69%	4.66	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the S&P 500® Index is from the commencement date of the Service Shares. The S&P 500® Index return from the commencement date of the Institutional Shares is 14.98%.

Genworth Eaton Vance Large Cap Value Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, the Russell 1000® Value Index.

•

Security selection, particularly within the consumer discretionary and energy sectors, was the largest contributor to the relative performance lag for the period. Target, a lower-budget retailer, declined for the period, as lower-end retailers sold off on the heels of disappointing economic data, including a higher unemployment rate. Peabody Energy, a large coal producer, dampened returns as the company’s stock declined following disappointing earnings due to lower coal prices and slower-than-expected shift in its business away from coal and into oil.

•

Although security selection was the largest driver of the relative under performance for the period, weak sector allocation also modestly dampened performance. A general underweight to the more defensive sectors in the second quarter, including health care, detracted. However, two of the best performing stocks in the Fund were health care stocks - UnitedHealth Group and Covidien, as health care stocks rallied towards the end of the period as the regulatory concerns began to wane and investors turned to defensive sectors for safety.

Sectors

Rank	Sector	% of Net Assets
1	Financials	26.2
2	Energy	15.1
3	Health Care	13.0
4	Industrials	10.1
5	Consumer Discretionary	8.6
6	Consumer Staples	8.2
7	Information Technology	8.0
8	Materials	4.6
9	Utilities	4.4
	Cash, equivalents & other assets in excess of liabilities	1.8

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Peabody Energy Corp.	3.0
2	Johnson & Johnson	2.8
3	ConocoPhillips	2.7
4	Pfizer, Inc.	2.7
5	Occidental Petroleum Corp.	2.7
6	JPMorgan Chase & Co.	2.6
7	Wells Fargo & Company	2.6
8	Apache Corp.	2.6
9	Exxon Mobil Corp.	2.2
10	The PNC Financial Services Group, Inc.	2.2

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth Eaton Vance Large Cap Value Fund
Service Shares	23.16%	0.12%
Institutional Shares	23.78%	9.41%
Russell 1000® Value Index	28.94%	2.91	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Russell 1000® Value Index is from the commencement date of the Service Shares. The Russell 1000® Value Index return from the commencement date of the Institutional Shares is 15.15%.

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund outperformed its benchmark, the Russell 3000® Growth Index.

•

Strong security selection in the health care sector was the primary contributor to the relative outperformance for the period, with sector allocation also being additive. Within health care, exposure to companies with strong cash flow and growth outlook such as UnitedHealth, Valeant and Forest Laboratories benefited performance. Exposure to media and cable stocks, including Comcast, also proved positive for the period as these stocks continued to rally off their lows.

•

Underweight exposure to the technology sector was a positive contributor for the period, as some of the worst performing stocks in the Fund were technology stocks. Although Broadcom, a semiconductor company, and SandDisk, a flash memory provider, were strong performers in prior periods, both stocks declined in the latter months of the period as investors turned more defensive and sold down even the niche technology stocks.

Sectors

Rank	Sector	% of Net Assets
1	Health Care	33.7
2	Consumer Discretionary	19.5
3	Energy	17.9
4	Information Technology	11.7
5	Industrials	9.2
6	Financials	2.2
7	Materials	2.1
	Cash, equivalents & other assets in excess of liabilities	3.7

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Biogen Idec, Inc.	8.6
2	UnitedHealth Group, Inc.	7.7
3	Anadarko Petroleum Corp.	7.0
4	Forest Laboratories, Inc.	5.5
5	Weatherford International Ltd.	5.3
6	Comcast Corp. - Series C	5.1
7	Cablevision Systems Corp.	4.9
8	Amgen, Inc.	4.7
9	Tyco International Ltd.	3.1
10	Core Laboratories N.V.	3.0

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Service Shares	49.61%	12.19%
Institutional Shares	50.36%	27.97%
Russell 3000® Growth Index	35.68%	7.63	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Russell 3000® Growth Index is from the commencement date of the Service Shares. The Russell 3000® Growth Index return from the commencement date of the Institutional Shares is 17.91%.

Genworth PIMCO StocksPLUS Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund outperformed its benchmark, the S&P 500® Index.

•	The strategy uses S&P futures to gain equity exposure and selectively invests the underlying collateral in short-term fixed income instruments in order to out perform the benchmark.

•	Owning higher yielding securities, including corporate bonds, emerging market bonds, and non-agency mortgage-backed securities (MBS), was the largest contributors to performance for the period.

•

Within corporate credit, an overweight to financials was especially additive, as these benefited from improving fundamentals, including higher reserves. Although the Fund’s exposure to European debt dampened performance due to worsening sovereign debt crisis in Europe, the Fund benefited from its broad yield curve exposure as the yield curve eventually flattened.

Asset Type

Rank	Type	% of Net Assets
1	Corporate Bonds	31.2
2	Mortgage Backed Securities	12.5
3	Collateralized Mortgage Obligations	9.9
4	Asset Backed Securities	5.6
5	Foreign Government Notes/Bonds	1.8
6	Bank Loan	0.6
7	Repurchase Agreements	0.4
8	Foreign Government Agency Issues	0.3
9	Municipal Bonds	0.2
	Cash, equivalents & other assets in excess of liabilities	37.5

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Altria Group, Inc., 9.250%, 08/06/2019	3.4
2	FNMA, 0.656%, 12/25/2040	3.3
3	Glencore Funding LLC, 6.000%, 04/15/2014	2.7
4	FNMA, 3.500%, 01/01/2026	2.1
5	Canada, 2.500%, 09/01/2013	1.8
6	AutoZone, Inc., 7.125%, 08/01/2018	1.5
7	LeasePlan Corporation NV, 3.000%, 05/07/2012	1.3
8	FNMA, 0.706%, 10/25/2040	1.3
9	Nordea Elendomskreditt, 0.725%, 04/07/2014	1.0
10	FNMA, 0.866%, 02/25/2041	1.0

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth PIMCO StocksPLUS Fund
Service Shares	33.41%	11.68%
Institutional Shares	34.09%	18.04%
S&P 500® Index	30.69%	4.66	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the S&P 500® Index is from the commencement date of the Service Shares. The S&P 500® Index return from the commencement date of the Institutional Shares is 14.98%.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

•

Although security selection was positive, sector, duration and yield curve positioning were a drag on performance. Specifically, short duration exposure negatively impacted returns. Following the earthquake in Japan, political upheaval in the Middle East/North Africa and fears of a slowdown in global economic growth, investors sought safety in defensive sectors, driving down bond yields.

•

Exposure to lower credit quality bonds was beneficial for the six-month period, despite the fixed income market’s aversion to risk during the final months of the period. Exposure to Build America Bonds (BABs) also benefited returns since these bonds rallied as widespread municipal defaults did not occur as some had predicted.

Asset Type

Rank	Type	% of Net Assets
1	Mortgage Backed Securities	39.4
2	Corporate Bonds	28.0
3	U.S. Treasury Obligations	26.6
4	Collateralized Mortgage Obligations	3.4
5	U.S. Government Agency Issues	3.4
6	Municipal Bond	1.8
7	Foreign Government Agency Issue	1.4
8	Foreign Government Note/Bond	0.3
	Liabilities in excess of cash, equivalents & other assets	(4.3)

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	FNMA, 6.000%, 05/01/2038	4.4
2	U.S. Treasury Note, 3.625%, 02/15/2021	4.3
3	U.S. Treasury Note, 2.000%, 04/30/2016	3.8
4	U.S. Treasury Note, 1.750%, 08/15/2012	3.6
5	U.S. Treasury Note, 0.625%, 04/30/2013	3.2
6	FNMA, 3.500%, 12/01/2025	2.6
7	U.S. Treasury Note, 1.250%, 02/15/2014	3.4
8	U.S. Treasury Note, 0.750%, 03/31/2013	2.3
9	Kreditanstalt fur Wiederaufbau, 3.500%, 03/10/2014	2.3
10	FNMA, 4.000%, 07/01/2040	2.2

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth Goldman Sachs Enhanced Core Bond Index Fund
Service Shares	3.09%	8.33%
Institutional Shares	3.61%	4.51%
Barclays Capital U.S. Aggregate Bond Index	3.90%	6.27	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Barclays Capital U.S. Aggregate Bond Index is from the commencement date of the Service Shares. The Barclays Capital U.S. Aggregate Bond Index return from the commencement date of the Institutional Shares is 5.20%.

Genworth Enhanced Small Cap Index Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, the Russell 2000® Index.

•

An overweight exposure to small capitalization value style funds was the primary contributor to the Fund’s relative underperformance during the period. The Fund began the period with essentially no style bias. The move to overweight value funds was based on an improvement in the financials sector. Further recovery in the jobs market and its relationship to improving sentiment towards the future of the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. The Fund exited the period with a growth style bias as it was determined that investors will likely continue to pay a premium for those companies able to grow their revenues above average market growth rates. An uptick in mergers and acquisitions would also support this positioning.

•	Fund selection within small capitalization growth and value styles did well versus the benchmark and was the top positive contributor during the period.

Asset Type

Rank	Type	% of Net Assets
1	Exchange Traded Funds - Equity	104.2
	Liabilities in excess of cash, equivalents & other assets	(4.2)

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Russell 2000 Index Fund	33.6
2	Vanguard Small Cap ETF	21.1
3	iShares Russell 2000 Growth Index Fund	15.8
4	iShares Russell 2000 Value Index Fund	14.7
5	iShares S&P Small Cap 600 Value Index Fund	2.1
6	SPDR Dow Jones Small Cap Growth ETF	2.1
7	iShares Morningstar Small Core Index Fund	2.1
8	iShares Morningstar Small Growth Index Fund	2.1
9	Vanguard Small Cap Growth ETF	2.1
10	SPDR Dow Jones Small Cap ETF	2.1

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth Enhanced Small Cap Index Fund	35.76%	21.96%
Russell 2000® Index	37.41%	24.75%
(1)	Commencement date is December 9, 2009.

Genworth Enhanced International Index Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, the MSCI EAFE® Index.

•

The Fund maintained an overweight exposure to value-style funds for the majority of the period, which was the primary contributor to the Fund’s relative underperformance. The overweight to value style funds was done to increase exposure to the financials sector, given the relatively large allocation to financials in value funds. However, the re-emergence of the sovereign debt crisis weakened this sector unexpectedly.

•

Individual country allocations helped produce a strong final three months of the period as the Fund benefitted from under-allocation to countries directly exposed to the debt crisis, and over allocation to Switzerland, which tends to perform as the flight-to-quality investment in Europe.

Asset Type

Rank	Type	% of Net Assets
1	Exchange Traded Funds - Equity	99.1
	Cash, equivalents & other assets in excess of liabilities	0.9

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares MSCI EAFE Index Fund	26.0
2	Vanguard Europe Pacific ETF	25.0
3	iShares MSCI EAFE Value Index Fund	16.1
4	iShares MSCI EAFE Growth Index Fund	12.0
5	iShares MSCI Japan Index Fund	5.0
6	iShares MSCI Switzerland Index Fund	4.0
7	iShares MSCI United Kingdom Index Fund	3.0
8	iShares MSCI Australia Index Fund	2.0
9	iShares MSCI France Index Fund	1.0
10	iShares MSCI Sweden Index Fund	1.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth Enhanced International Index Fund
Service Shares	33.22%	13.09%
Institutional Shares	33.92%	9.34%
MSCI EAFE® Index	30.36%	9.20	%(2)
(1)	Commencement dates are May 1, 2010 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the MSCI EAFE Index is from the commencement date of the Institutional Shares. The MSCI EAFE Index return from the commencement date of the Service Shares is 12.06%.

Genworth 40/60 Index Allocation Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, a blend of 40% S&P 500® Index and 60% Barclays Capital U.S. Aggregate Bond Index.

•

An overweight to value style funds at the beginning of the period was the primary contributor to the Fund’s relative underperformance. The Fund began the period with essentially no style bias. The move to overweight value funds was based on an improvement in the financials sector. Further recovery in the jobs market and its relationship to improving sentiment towards the future of the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. The Fund exited the period with a growth style bias as it was determined that investors would likely continue to pay a premium for those companies able to grow their revenues above average market growth rates.

•

Tactical overweight exposures to small- and mid-capitalization funds throughout the period were the top positive contributors to performance. This was consistent with our thesis that these market capitalizations are likely to be the primary beneficiaries of an uptick in merger and acquisitions.

Asset Type

Rank	Type	% of Net Assets
1	Exchange Traded Funds - Fixed Income	57.8
2	Exchange Traded Funds - Equity	40.3
	Cash, equivalents & other assets in excess of liabilities	1.9

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Barclays Aggregate Bond Fund	26.4
2	Vanguard Total Bond Market ETF	26.4
3	SPDR S&P 500 Fund	9.1
4	iShares MSCI EAFE Index Fund	7.1
5	iShares S&P 500 Index Fund	7.1
6	iShares S&P Midcap 400 Index Fund	5.0
7	SPDR Barclays Capital Aggregate Bond Fund	5.0
8	iShares S&P 500 Value Index Fund	3.0
9	iShares S&P 500 Growth Index Fund	2.0
10	iShares Russell 2000 Index Fund	2.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth 40/60 Index Allocation Fund	13.56%	8.97%
S&P 500® Index	30.69%	14.98%
Barclays Capital U.S. Aggregate Bond Index	3.90%	5.20%
40/60 Blended Index	14.21%	9.38%
(1)	Commencement date is December 9, 2009.

Genworth 60/40 Index Allocation Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, a blend of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

•

An overweight to value style funds at the beginning of the period was the primary contributor to the Fund’s relative underperformance. The Fund began the period with essentially no style bias. The move to overweight value funds was based on an improvement in the financials sector. Further recovery in the jobs market and its relationship to improving sentiment towards the future of the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. The Fund exited the period with a growth style bias as it was determined that investors would likely continue to pay a premium for those companies able to grow their revenues above average market growth rates.

•

Tactical overweight exposures to small- and mid-capitalization funds throughout the period were the top positive contributors to performance. This was consistent with our thesis that these market capitalizations are likely to be the primary beneficiaries of an uptick in merger and acquisitions.

Asset Type

Rank	Type	% of Net Assets
1	Exchange Traded Funds - Equity	60.3
2	Exchange Traded Funds - Fixed Income	37.8
	Cash, equivalents & other assets in excess of liabilities	1.9

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Barclays Aggregate Bond Fund	17.4
2	Vanguard Total Bond Market ETF	17.4
3	SPDR S&P 500 Fund	13.1
4	iShares S&P 500 Index Fund	11.1
5	iShares MSCI EAFE Index Fund	10.1
6	iShares S&P Midcap 400 Index Fund	8.0
7	iShares Russell 2000 Index Fund	5.0
8	iShares S&P 500 Value Index Fund	4.0
9	iShares S&P 500 Growth Index Fund	3.0
10	SPDR Barclays Capital Aggregate Bond Fund	3.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth 60/40 Index Allocation Fund	19.36%	10.97%
S&P 500® Index	30.69%	14.98%
Barclays Capital U.S. Aggregate Bond Index	3.90%	5.20%
60/40 Blended Index	19.57%	11.34%
(1)	Commencement date is December 9, 2009.

Genworth Moderate Allocation Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, a blend of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

•

An overweight to value style funds during the period was the primary contributor to the Fund’s relative underperformance. The move to overweight value funds was based on an improvement in the financials sector. Further recovery in the jobs market and its relationship to improving sentiment towards the future of the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. The Fund exited the period with a growth style bias as it was determined that investors would likely continue to pay a premium for those companies able to grow their revenues above average market growth rates.

•

Tactical overweight exposures to small- and mid-capitalization funds throughout the period were the top positive contributors to performance. This was consistent with our thesis that these market capitalizations are likely to be the primary beneficiaries of an uptick in merger and acquisitions.

•	The fund also suffered from active manager funds underperformance across all market capitalizations.

Asset Type

Rank	Type	% of Net Assets
1	Affiliated Investment Companies - Equity	60.4
2	Affiliated Investment Companies - Fixed Income	37.8
	Cash, equivalents & other assets in excess of liabilities	1.8

Top Holdings

Rank	Security/Holding	% of Net Assets
1	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares	37.8
2	Genworth PIMCO StocksPLUS Fund - Institutional Shares	12.0
3	Genworth Enhanced International Index Fund - Institutional Shares	10.1
4	Genworth Enhanced Small Cap Index Fund - Institutional Shares	10.0
5	Genworth PYRAMIS® Small/Mid Cap Core Fund - Institutional Shares	7.1
6	Genworth Davis NY Venture Fund - Institutional Shares	7.0
7	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares	6.1
8	Genworth Calamos Growth Fund - Institutional Shares	4.0
9	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares	4.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth Moderate Allocation Fund	20.26%	11.66%
S&P 500® Index	30.69%	14.98%
Barclays Capital U.S. Aggregate Bond Index	3.90%	5.20%
60/40 Blended Index	19.57%	11.34%
(1)	Commencement date is December 9, 2009.

Genworth Growth Allocation Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the six months ended June 30, 2011, the Fund underperformed its benchmark, a blend of 70% S&P 500® Index and 30% Barclays Capital U.S. Aggregate Bond Index.

•

An overweight to value style funds during the period was the primary contributor to the Fund’s relative underperformance. The move to overweight value funds was based on an improvement in the financials sector. Further recovery in the jobs market and its relationship to improving sentiment towards the future of the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. The Fund exited the period with a growth style bias as it was determined that investors would likely continue to pay a premium for those companies able to grow their revenues above average market growth rates.

•

Tactical overweight exposures to small- and mid-capitalization funds throughout the period were the top positive contributors to performance. This was consistent with our thesis that these market capitalizations are likely to be the primary beneficiaries of an uptick in merger and acquisitions.

•	The fund also suffered from active manager funds underperformance across all market capitalizations.

Asset Type

Rank	Type	% of Net Assets
1	Affiliated Investment Companies - Equity	70.4
2	Affiliated Investment Companies - Fixed Income	27.8
	Cash, equivalents & other assets in excess of liabilities	1.8

Top Holdings

Rank	Security/Holding	% of Net Assets
1	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares	27.8
2	Genworth PIMCO StocksPLUS Fund - Institutional Shares	13.0
3	Genworth Enhanced International Index Fund - Institutional Shares	12.1
4	Genworth Enhanced Small Cap Index Fund - Institutional Shares	12.0
5	Genworth PYRAMIS® Small/Mid Cap Core Fund - Institutional Shares	9.1
6	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares	8.0
7	Genworth Davis NY Venture Fund - Institutional Shares	6.1
8	Genworth Calamos Growth Fund - Institutional Shares	5.0
9	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares	5.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended June 30, 2011

	One Year	Since Commencement of Operations(1)
Genworth Growth Allocation Fund	23.81%	13.77%
S&P 500® Index	30.69%	14.98%
Barclays Capital U.S. Aggregate Bond Index	3.90%	5.20%
70/30 Blended Index	22.30%	12.29%
(1)	Commencement date is December 9, 2009.

Benchmark Descriptions (Unaudited)

Index	Description

Barclays Capital U.S. Aggregate Bond Index	The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.

MSCI EAFE® Index	The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of the date of this report, the MSCI EAFE® Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Index	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500™ Index	The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000® Growth Index	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index	The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. The S&P 500® Index includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 95% coverage of U.S. equities.

40/60 Blended Index	The 40/60 Blended Index is a weighted combination of 40% of the total return from the S&P 500® Index with 60% of the total return from the Barclays Capital U.S. Aggregate Bond Index. Returns are weighted on a 40/60 basis for each historical month, and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-year, 5-year, etc.) for the Blended Index.

60/40 Blended Index	The 60/40 Blended Index is a weighted combination of 60% of the total return from the S&P 500® Index with 40% of the total return from the Barclays Capital U.S. Aggregate Bond Index. Returns are weighted on a 60/40 basis for each historical month, and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-year, 5-year, etc.) for the Blended Index.

70/30 Blended Index	The 70/30 Blended Index is a weighted combination of 70% of the total return from the S&P 500® Index with 30% of the total return from the Barclays Capital U.S. Aggregate Bond Index. Returns are weighted on a 70/30 basis for each historical month, and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-year, 5-year, etc.) for the Blended Index.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. Each of the above indexes is unmanaged. It is not possible to invest directly in an index.

Expense Example (Unaudited)

The following disclosure provides important information regarding each Fund’s Expense Examples, which appear in the tables below.

Example

Each Fund serves as an investment option for certain variable annuity contracts (“variable contracts”). As a variable contract owner investing in a Fund, you incur ongoing Fund costs, including management fees; distribution and/or service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other investment options. The examples do not reflect fees and charges under your variable contract. If variable contract charges were included, the costs shown would be higher. Please consult the most recent prospectus for the variable contract in which you invest for more information.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, which for all Funds is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by 1,000 = $8.60), then multiply the result by the number in the same row in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. As noted above, the expenses in the table do not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore, the hypothetical expenses in the table are useful for comparing ongoing investment option costs only, and will not help you determine the relative costs of owning different contracts. If variable contract fees and charges were included, the costs shown would be higher.

Expense Example (Unaudited) (Continued)

Fund		Beginning Account Value January 1, 2011		Ending Account Value June 30, 2011		Annualized Expense Ratio[1] based on the period January 1 – June 30, 2011		Expenses Paid During Period[2] January 1 – June 30, 2011
INSTITUTIONAL SHARES
Genworth Calamos Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,079.90 1,020.08	0.95 0.95	% %	$ $	4.90 4.76
Genworth PYRAMIS® Small/Mid Cap Core Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,056.10 1,020.78	0.81 0.81	% %	$ $	4.13 4.06
Genworth Davis NY Venture Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,026.60 1,021.47	0.67 0.67	% %	$ $	3.37 3.36
Genworth Eaton Vance Large Cap Value Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,028.50 1,021.52	0.66 0.66	% %	$ $	3.32 3.31
Genworth Legg Mason ClearBridge Aggressive Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,123.70 1,021.67	0.63 0.63	% %	$ $	3.32 3.16
Genworth PIMCO StocksPLUS Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,073.10 1,022.22	0.52 0.52	% %	$ $	2.67 2.61
Genworth Goldman Sachs Enhanced Core Bond Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,024.00 1,022.41	0.48 0.48	% %	$ $	2.41 2.41
Genworth Enhanced Small Cap Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,058.10 1,022.61	0.44 0.44	% %	$ $	2.25 2.21
Genworth Enhanced International Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,048.50 1,022.12	0.54 0.54	% %	$ $	2.74 2.71

[1]	The expense ratio excludes the securities lending credit and includes interest expense.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
[3]	5% return before expenses.

Expense Example (Unaudited) (Continued)

Fund		Beginning Account Value January 1, 2011		Ending Account Value June 30, 2011		Annualized Expense Ratio[1] based on the period January 1 – June 30, 2011		Expenses Paid During Period[2] January 1 – June 30, 2011
SERVICE SHARES
Genworth Calamos Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,077.20 1,017.60	1.45 1.45	% %	$ $	7.47 7.25
Genworth PYRAMIS® Small/Mid Cap Core Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,053.50 1,018.30	1.31 1.31	% %	$ $	6.67 6.56
Genworth Davis NY Venture Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,024.10 1,018.99	1.17 1.17	% %	$ $	5.87 5.86
Genworth Eaton Vance Large Cap Value Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,025.90 1,019.04	1.16 1.16	% %	$ $	5.83 5.81
Genworth Legg Mason ClearBridge Aggressive Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,120.90 1,019.19	1.13 1.13	% %	$ $	5.94 5.66
Genworth PIMCO StocksPLUS Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,070.50 1,019.74	1.02 1.02	% %	$ $	5.24 5.11
Genworth Goldman Sachs Enhanced Core Bond Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,021.50 1,019.93	0.98 0.98	% %	$ $	4.91 4.91
Genworth Enhanced International Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,045.90 1,019.64	1.04 1.04	% %	$ $	5.28 5.21
Genworth 40/60 Index Allocation Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,035.60 1,021.12	0.74 0.74	% %	$ $	3.73 3.71
Genworth 60/40 Index Allocation Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,042.80 1,021.12	0.74 0.74	% %	$ $	3.75 3.71
Genworth Moderate Allocation Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,038.30 1,021.62	0.64 0.64	% %	$ $	3.23 3.21
Genworth Growth Allocation Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,042.30 1,021.72	0.62 0.62	% %	$ $	3.14 3.11

[1]	The expense ratio excludes the securities lending credit and includes interest expense.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
[3]	5% return before expenses.

Genworth Calamos Growth Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 90.39%
	Aerospace & Defense - 0.69%
2,650	United Technologies Corp.	$234,552

	Beverages - 0.79%
3,325	Hansen Natural Corp. (a)	269,159

	Biotechnology - 0.66%
4,300	Vertex Pharmaceuticals, Inc. (a)	223,557

	Capital Markets - 2.19%
1,600	Franklin Resources, Inc.	210,064
5,275	T. Rowe Price Group, Inc.	318,293
6,000	Waddell & Reed Financial, Inc.	218,100

		746,457

	Chemicals - 1.17%
4,550	Agrium, Inc. (b)	399,308

	Communications Equipment - 5.65%
6,250	Polycom, Inc. (a)(b)	401,875
18,400	Qualcomm, Inc.	1,044,936
12,075	Riverbed Technology, Inc. (a)	478,049

		1,924,860

	Computers & Peripherals - 5.12%
4,095	Apple, Inc. (a)	1,374,569
13,400	EMC Corp. (a)(b)	369,170

		1,743,739

	Construction & Engineering - 1.39%
7,325	Fluor Corp.	473,635

	Diversified Financial Services - 1.30%
1,735	IntercontinentalExchange, Inc. (a)	216,372
5,900	Moody’s Corp. (b)	226,265

		442,637

	Electronic Equipment & Instruments - 1.35%
4,750	Agilent Technologies, Inc. (a)	242,773
10,750	Jabil Circuit, Inc.	217,150

		459,923

	Energy Equipment & Services - 6.26%
3,900	Baker Hughes, Inc.	282,984
8,500	Complete Production Services, Inc. (a)(b)	283,560
5,175	Helmerich & Payne, Inc.	342,171
5,875	National-Oilwell Varco, Inc.	459,483
5,425	Noble Corp.	213,799
9,200	Patterson-UTI Energy, Inc.	290,812
3,000	Schlumberger Ltd.	259,200

		2,132,009

	Health Care Equipment & Supplies - 4.63%
4,200	Covidien Plc	223,566
3,450	Gen-Probe, Inc. (a)	238,568
1,700	Intuitive Surgical, Inc. (a)(b)	632,586
2,650	Laboratory Corp. of America Holdings (a)	256,494
4,725	St. Jude Medical, Inc.	225,288

		1,576,502

	Health Care Technology - 0.72%
4,000	Cerner Corp. (a)(b)	244,440

Number of Shares		Value

	Hotels, Restaurants & Leisure - 1.96%
16,925	Starbucks Corp.	$668,368

	Household Durables - 0.72%
3,625	Tupperware Brands Corp.	244,506

	Internet & Catalog Retail - 8.05%
5,535	Amazon.com, Inc. (a)(b)	1,131,852
1,350	Netflix, Inc. (a)(b)	354,632
2,450	Priceline.com, Inc. (a)(b)	1,254,229

		2,740,713

	Internet Software & Services - 6.17%
5,300	Baidu, Inc. - ADR (a)	742,689
2,000	Google, Inc. (a)	1,012,759
4,375	MercadoLibre, Inc. (b)	347,113

		2,102,561

	IT Services - 2.58%
6,100	Accenture Plc	368,562
4,050	Teradata Corporation (a)	243,810
6,000	VeriFone Systems, Inc. (a)(b)	266,100

		878,472

	Life Sciences Tools & Services - 2.55%
14,025	Bruker Corp. (a)	285,549
4,700	Illumina, Inc. (a)(b)	353,205
2,400	Waters Corp. (a)	229,776

		868,530

	Machinery - 4.68%
7,125	Dover Corp.	483,075
6,400	Eaton Corp.	329,280
16,475	Komatsu Ltd. - ADR (a)(b)	517,314
2,950	Parker Hannifin Corp. (b)	264,733

		1,594,402

	Media - 0.89%
9,375	IMAX Corp. (a)(b)	304,031

	Medical Equipment and Supplies Manufacturing - 0.42%
1,300	C.R. Bard, Inc. (a)	142,818

	Metals & Mining - 3.26%
8,625	Barrick Gold Corp.	390,627
2,925	Cliffs Natural Resources, Inc.	270,416
4,650	Freeport-McMoRan Copper & Gold, Inc.	245,985
6,625	Pan American Silver Corp.	204,646

		1,111,674

	Oil & Gas - 3.65%
4,585	Apache Corp.	565,743
450	CNOOC Ltd. - ADR (b)	106,169
5,000	EQT Corp.	262,600
9,500	Frontier Oil Corp. (b)	306,945

		1,241,457

	Oil, Gas & Consumable Fuels - 0.67%
7,650	Chesapeake Energy Corp.	227,129

	Personal Products - 2.62%
11,350	Herbalife, Ltd.	654,214
3,525	Mead Johnson Nutrition Co.	238,114

		892,328

See notes to financial statements.

Genworth Calamos Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Pharmaceuticals - 2.21%
4,175	Novo Nordisk A/S - ADR	$523,044
4,400	Valeant Pharmaceuticals International, Inc. (b)	228,624

		751,668

	Semiconductor & Semiconductor Equipment - 5.84%
5,725	Altera Corp. (b)	265,354
11,100	ARM Holdings Plc - ADR (b)	315,573
5,675	ASML Holding N.V. - ADR	209,748
12,100	Intel Corp.	268,136
6,000	Netlogic Microsystems, Inc. (a)(b)	242,520
9,750	NVIDIA Corp. (a)(b)	155,366
9,500	Omnivision Technologies, Inc. (a)(b)	330,695
4,125	Veeco Instruments, Inc. (a)(b)	199,691

		1,987,083

	Software - 9.06%
10,125	Autodesk, Inc. (a)	390,824
9,875	Check Point Software Technologies, Ltd. (a)(b)	561,393
12,250	Fortinet, Inc. (a)	334,303
4,375	Informatica Corp. (a)(b)	255,631
3,600	Intuit, Inc. (a)	186,696
4,175	Open Text Corp. (a)	267,284
18,050	Oracle Corp.	594,025
10,125	Solarwinds, Inc. (a)(b)	264,668
6,225	Taleo Corp. (a)(b)	230,512

		3,085,336

	Specialty Retail - 0.84%
4,250	Abercrombie & Fitch Co.	284,410

	Textiles, Apparel & Luxury Goods - 2.30%
3,975	Coach, Inc.	254,122
2,900	Deckers Outdoor Corp. (a)(b)	255,606
2,325	Fossil, Inc. (a)	273,699

		783,427

	Total Common Stocks (Cost $22,760,286)	30,779,691

	PREFERRED STOCKS - 1.47%
	Beverages - 0.79%
7,950	Companhia de Bebidas das Americas (b)	268,154

	Wireless Telecommunication Services - 0.68%
4,725	Tim Participacoes SA (b)	232,517

	Total Preferred Stocks (Cost $456,250)	500,671

	SHORT-TERM INVESTMENTS - 1.02%
	Money Market Fund - 1.02%
346,319	Federated Prime Obligations Fund Effective Yield, 0.090%	346,319

	Total Short-Term Investments (Cost $346,319)	346,319

Number of Shares		Value

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 32.54%
	Money Market Fund - 32.54%
11,078,784	Mount Vernon Prime Portfolio Effective Yield, 0.197%	$11,078,784

	Total Investments Purchased with Proceeds from Securities Lending (Cost $11,078,784)	11,078,784

	Total Investments (Cost $34,641,639) - 125.42%	42,705,465
	Liabilities in Excess of Other Assets - (25.42)%	(8,655,290)

	TOTAL NET ASSETS - 100.00%	$34,050,175

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth PYRAMIS® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 101.19%
	Aerospace & Defense - 1.80%
29,200	BE Aerospace, Inc. (a)	$1,191,652

	Auto Components - 2.53%
42,910	Dana Holding Corp. (a)(b)	785,253
20,350	Tenneco, Inc. (a)(b)	896,825

		1,682,078

	Beverages - 0.37%
11,910	Constellation Brands, Inc. (a)	247,966

	Biotechnology - 4.13%
16,710	Affymax, Inc. (a)	114,798
37,200	Amarin Corporation Plc - ADR (a)	538,284
11,500	BioMarin Pharmaceutical, Inc. (a)(b)	312,915
59,670	Chelsea Therapeutics International, Ltd. (a)(b)	304,317
47,580	Idenix Pharmaceuticals, Inc. (a)(b)	237,900
18,930	Onyx Pharmaceuticals, Inc. (a)(b)	668,229
4,080	Pharmasset, Inc. (a)(b)	457,776
4,780	Theravance, Inc. (a)(b)	106,164

		2,740,383

	Capital Markets - 7.23%
30,300	FXCM, Inc. (b)	300,576
118,020	GFI Group, Inc.	541,712
32,300	Invesco, Ltd.	755,820
42,220	Investment Technology Group, Inc. (a)	591,924
149,380	MF Global Holdings, Ltd. (a)(b)	1,156,201
18,850	optionsXpress Holdings, Inc.	314,418
12,340	TD Ameritrade Holding Corp. (b)	240,753
24,720	Waddell & Reed Financial, Inc.	898,572

		4,799,976

	Chemicals - 4.38%
10,290	Ashland, Inc.	664,939
7,980	Celanese Corp.	425,414
3,180	CF Industries Holdings, Inc.	450,511
8,510	Innospec, Inc. (a)	286,021
12,280	Olin Corp.	278,265
10,910	Rockwood Holdings, Inc. (a)	603,214
3,890	Westlake Chemical Corp. (b)	201,891

		2,910,255

	Commercial Banks - 3.96%
7,510	Comerica, Inc.	259,621
33,650	FirstMerit Corp.	555,562
140,390	Huntington Bancshares, Inc.	920,957
8,360	IBERIABANK Corp. (b)	481,870
66,090	Regions Financial Corp. (b)	409,758

		2,627,768

	Communications Equipment - 1.95%
22,970	Adtran, Inc.	889,169
22,140	Ciena Corp. (a)	406,933

		1,296,102

	Computers & Peripherals - 1.82%
22,060	STEC, Inc. (a)(b)	375,241
22,960	Western Digital Corp. (a)	835,284

		1,210,525

Number of Shares		Value

	Construction & Engineering - 2.77%
9,040	Aecom Technology Corp. (a)(b)	$247,154
15,100	Chicago Bridge & Iron Co. N.V. - ADR	587,390
11,100	EMCOR Group, Inc. (a)	325,341
22,340	Foster Wheeler AG (a)	678,689

		1,838,574

	Consumer Finance - 0.80%
24,420	Dollar Financial Corp. (a)	528,693

	Containers & Packaging - 0.79%
7,860	Rock-Tenn Co.	521,432

	Diversified Financial Services - 0.65%
27,460	Interactive Brokers Group, Inc.	429,749

	Diversified Telecommunication Services - 0.36%
14,000	Cogent Communications Group, Inc. (a)	238,140

	Electric Utilities - 1.96%
10,640	The Empire District Electric Company	204,926
26,410	Portland General Electric Co.	667,645
13,170	UIL Holdings, Corp. (b)	426,050

		1,298,621

	Energy Equipment & Services - 3.31%
5,070	Oil States International, Inc. (a)(b)	405,144
52,130	Patterson-UTI Energy, Inc.	1,647,829
3,620	Rowan Companies, Inc. (a)	140,492

		2,193,465

	Food & Staples Retailing - 1.36%
11,160	BJ’s Wholesale Club, Inc. (a)	561,906
8,770	The Fresh Market, Inc. (a)(b)	339,224

		901,130

	Food Products - 1.22%
42,540	Chiquita Brands International, Inc. (a)(b)	553,871
14,590	Darling International, Inc. (a)	258,243

		812,114

	Gas Utilities - 0.69%
6,320	National Fuel Gas Co.	460,096

	Health Care Equipment & Supplies - 4.02%
8,860	Analogic Corp.	465,947
25,270	Conceptus, Inc. (a)(b)	294,901
12,950	DENTSPLY International Inc.	493,136
31,880	Hologic, Inc. (a)	643,020
24,720	Immucor, Inc. (a)	504,782
1,750	Orthofix International NV (a)	74,323
5,820	Thoratec Corp. (a)	191,012

		2,667,121

	Health Care Providers & Services - 1.51%
18,940	Omnicare, Inc. (b)	603,996
7,680	Wellcare Health Plans, Inc. (a)	394,829

		998,825

	Hotels, Restaurants & Leisure - 1.66%
17,350	Cheesecake Factory, Inc. (a)	544,270
42,370	MGM Resorts International (a)(b)	559,707

		1,103,977

	Household Durables - 0.65%
37,290	D.R. Horton, Inc. (b)	429,581

See notes to financial statements.

Genworth PYRAMIS® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Insurance - 3.78%
66,160	American Equity Investment Life Holding Co. (b)	$840,894
32,500	Delphi Financial Group, Inc. (b)	949,325
21,700	Platinum Underwriters Holdings, Ltd. (b)	721,308

		2,511,527

	Internet Software & Services - 1.28%
17,800	VistaPrint N.V. (a)	851,730

	IT Services - 1.87%
35,600	Genpact Limited (a)	613,744
41,750	Sapient Corp. (a)	627,503

		1,241,247

	Leisure Equipment & Products - 1.32%
19,890	Hasbro, Inc.	873,768

	Life Sciences Tools & Services - 0.26%
22,770	Sequenom, Inc. (a)(b)	171,914

	Machinery - 8.41%
24,520	AGCO Corp. (a)	1,210,307
6,100	CNH Global N.V. (a)	235,765
40,510	Commercial Vehicle Group, Inc. (a)	574,837
4,880	Flowserve Corp.	536,263
5,560	Joy Global, Inc.	529,534
32,830	Kennametal, Inc.	1,385,754
3,150	Navistar International Corporation (a)	177,849
32,620	Terex Corp. (a)	928,039

		5,578,348

	Media - 2.13%
61,210	Interpublic Group of Companies, Inc.	765,125
52,480	Regal Entertainment Group (b)	648,128

		1,413,253

	Metals & Mining - 2.11%
3,740	Compass Minerals International, Inc.	321,902
3,240	Globe Specialty Metals, Inc. (a)	72,641
6,940	Reliance Steel & Aluminum Co.	344,571
5,720	Walter Energy, Inc.	662,376

		1,401,490

	Multiline Retail - 2.18%
11,360	Family Dollar Stores, Inc.	597,082
76,180	Saks, Inc. (a)(b)	850,930

		1,448,012

	Multi-Utilities - 2.40%
55,090	AES Corp. (a)	701,846
15,230	CMS Energy Corp. (b)	299,879
11,740	OGE Energy Corp.	590,757

		1,592,482

	Oil & Gas - 4.66%
9,560	Berry Petroleum Company (b)	507,923
1,470	Cimarex Energy Co.	132,182
5,820	Concho Resources, Inc. (a)(b)	534,567
28,410	Forest Oil Corp. (a)	758,832
6,520	Newfield Exploration Co. (a)	443,490
22,030	Petrohawk Energy Corp. (a)	543,480
2,370	SM Energy Co.	174,148

		3,094,622

Number of Shares		Value

	Pharmaceuticals - 1.40%
18,120	Medicis Pharmaceutical Corp.	$691,640
5,920	Salix Pharmaceuticals, Inc. (a)(b)	235,794

		927,434

	Real Estate Management & Development - 1.67%
11,750	Jones Lang LaSalle, Inc.	1,108,025

	Road & Rail - 0.78%
38,410	Swift Transportation Co. (a)(b)	520,456

	Semiconductor & Semiconductor Equipment - 3.55%
30,450	Advanced Micro Devices, Inc. (a)	212,846
21,100	Avago Technologies, Ltd.	801,800
18,300	Netlogic Microsystems, Inc. (a)(b)	739,686
17,240	Omnivision Technologies, Inc. (a)(b)	600,124

		2,354,456

	Software - 6.89%
16,400	Check Point Software Technologies, Ltd. (a)(b)	932,339
82,860	Compuware Corp. (a)	808,714
62,880	DemandTec, Inc. (a)(b)	572,208
8,940	Pegasystems, Inc. (b)	416,157
15,170	Rovi Corp. (a)(b)	870,151
14,420	Solarwinds, Inc. (a)(b)	376,939
19,990	Sourcefire, Inc. (a)(b)	594,103

		4,570,611

	Specialty Retail - 2.86%
17,520	Dicks Sporting Goods, Inc. (a)	673,644
13,940	Guess?, Inc.	586,316
22,710	Urban Outfitters, Inc. (a)	639,287

		1,899,247

	Textiles, Apparel & Luxury Goods - 0.97%
10,080	Coach, Inc.	644,414

	Trading Companies & Distributors - 1.38%
36,100	United Rentals, Inc. (a)(b)	916,940

	Water Utilities - 0.58%
13,020	American Water Works Co., Inc.	383,439

	Wireless Telecommunication Services - 0.79%
5,010	NII Holdings, Inc. (a)(b)	212,324
8,220	SBA Communications Corp. (a)	313,922

		526,246

	Total Common Stocks (Cost $61,662,903)	67,157,884

	REAL ESTATE INVESTMENT TRUSTS - 2.86%
	Real Estate Investment Trusts - 2.86%
5,170	Camden Property Trust	328,915
41,960	Douglas Emmett, Inc. (b)	834,584
18,110	Post Properties, Inc. (b)	738,164

	Total Real Estate Investment Trusts (Cost $1,715,830)	1,901,663

	SHORT-TERM INVESTMENTS - 2.36%
	Money Market Fund - 2.36%
1,565,476	Federated Prime Obligations Fund Effective Yield, 0.090%	1,565,476

	Total Short-Term Investments (Cost $1,565,476)	1,565,476

See notes to financial statements.

Genworth PYRAMIS® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Number of Shares		Value

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.27%
	Money Market Fund - 28.27%
18,758,506	Mount Vernon Prime Portfolio Effective Yield, 0.197%	$18,758,506

	Total Investments Purchased with Proceeds from Securities Lending (Cost $18,758,506)	18,758,506

	Total Investments (Cost $83,702,715) - 134.68%	89,383,529
	Liabilities in Excess of Other Assets - (34.68)%	(23,018,298)

	TOTAL NET ASSETS - 100.00%	$66,365,231

Percentages are stated as a percent of net assets.

Pyramis is a registered service mark of FMR LLC. Used under license.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Davis NY Venture Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 104.53%
	Aerospace & Defense - 0.81%
2,290	Lockheed Martin Corp.	$185,421

	Automobiles - 0.90%
5,044	Harley Davidson, Inc. (b)	206,653

	Beverages - 5.00%
3,395	Diageo Plc - ADR	277,949
6,685	Heineken Holding N.V.	342,230
7,870	The Coca-Cola Co. (b)	529,572

		1,149,751

	Capital Markets - 7.41%
3,775	Ameriprise Financial, Inc.	217,742
830	Goldman Sachs Group, Inc.	110,465
6,790	Julius Baer Group Ltd.	280,482
620	Julius Baer Holding A.G.	10,201
41,845	The Bank of New York Mellon Corp.	1,072,068
730	The Charles Schwab Corporation (b)	12,009

		1,702,967

	Chemicals - 3.55%
1,390	Air Products & Chemicals, Inc.	132,856
5,265	Monsanto Co.	381,924
3,360	Potash Corp. of Saskatchewan, Inc. - ADR	191,486
1,000	Praxair, Inc. (b)	108,390

		814,656

	Commercial Banks - 4.37%
35,803	Wells Fargo & Company (b)	1,004,632

	Commercial Services & Supplies - 1.90%
12,822	Iron Mountain, Inc. (b)	437,103

	Computers & Peripherals - 0.81%
5,085	Hewlett-Packard Co.	185,094

	Construction Materials - 0.85%
2,010	Martin Marietta Materials, Inc. (b)	160,740
880	Vulcan Materials Company (b)	33,906

		194,646

	Consumer Finance - 5.19%
23,040	American Express Co.	1,191,168

	Containers & Packaging - 1.76%
16,970	Sealed Air Corp.	403,716

	Diversified Financial Services - 0.15%
1,556	Bank of America Corporation (b)	17,054
450	JPMorgan Chase & Co.	18,423

		35,477

	Electronic Equipment & Instruments - 0.58%
2,610	Agilent Technologies, Inc. (a)	133,397

	Energy Equipment & Services - 0.91%
675	Schlumberger Ltd.	58,320
2,335	Transocean Ltd. (b)	150,748

		209,068

	Food & Staples Retailing - 8.72%
12,800	Costco Wholesale Corporation	1,039,873
25,659	CVS Caremark Corporation	964,265

		2,004,138

Number of Shares		Value

	Food Products - 1.57%
4,350	Kraft Foods, Inc.	$153,250
1,270	Nestle S.A.	79,030
3,910	Unilever NV - ADR	128,444

		360,724

	Health Care Equipment & Supplies - 2.09%
4,310	Baxter International, Inc.	257,264
2,590	Becton Dickinson & Co.	223,180

		480,444

	Health Care Providers & Services - 2.22%
9,468	Express Scripts, Inc. (a)	511,083

	Household Durables - 0.17%
790	Hunter Douglas N.V.	38,665

	Household Products - 0.72%
2,590	Procter & Gamble Co.	164,646

	Industrial Conglomerates - 0.24%
1,135	Tyco International Ltd.	56,103

	Insurance - 11.04%
1,990	ACE Ltd. (b)	130,982
580	Aon Corp.	29,754
4	Berkshire Hathaway, Inc. - Class A (b)(a)	464,420
760	Everest Re Group, Ltd.	62,130
370	Fairfax Financial Holdings Ltd.	148,422
19,497	Loews Corporation	820,628
57	Markel Corp. (a)	22,618
28,952	The Progressive Corporation	618,994
4,848	Transatlantic Holdings, Inc.	237,600

		2,535,548

	Internet & Catalog Retail - 0.45%
3,560	Expedia, Inc.	103,204

	Internet Software & Services - 2.13%
969	Google, Inc. (a)	490,683

	IT Services - 0.33%
890	Visa, Inc. (b)	74,991

	Marine - 1.11%
52,400	China Shipping Development Co. Ltd.	48,358
1,360	Kuehne & Nagel International A.G.	206,618

		254,976

	Media - 1.25%
2,406	Grupo Televisa, S.A. - ADR (b)	59,188
4,700	Liberty Media Corporation - Interactive (a)	78,819
375	Liberty Media Corporation - Starz (a)	28,215
3,120	The Walt Disney Co. (b)	121,804

		288,026

	Metals & Mining - 1.35%
3,630	BHP Billiton Plc	142,637
2,318	Rio Tinto Plc	167,373

		310,010

	Oil & Gas - 15.94%
17,590	Canadian Natural Resource Ltd.	736,317
113,800	China Coal Energy Company Ltd.	154,133
10,329	Devon Energy Corp.	814,028
8,440	EOG Resources, Inc. (b)	882,402

See notes to financial statements.

Genworth Davis NY Venture Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
9,020	Occidental Petroleum Corp.	$938,441
14,770	OGX Petroleo e Gas Participacoes S.A. (a)	137,701

		3,663,022

	Paper & Forest Products - 0.24%
16,520	Sino-Forest Corp. (a)	54,813

	Personal Products - 0.15%
1,390	Natura Cosmeticos S.A.	34,842

	Pharmaceuticals - 8.79%
9,230	Johnson & Johnson (b)	613,979
21,619	Merck & Co., Inc.	762,934
6,680	Pfizer, Inc.	137,608
3,010	Roche Holdings A.G.	503,937

		2,018,458

	Real Estate Management & Development - 1.33%
3,315	Brookfield Asset Management, Inc.	109,959
30,700	Hang Lung Group Ltd.	194,935

		304,894

	Semiconductor & Semiconductor Equipment - 2.07%
2,700	Intel Corp. (b)	59,832
12,645	Texas Instruments, Inc. (b)	415,135

		474,967

	Software - 1.83%
11,020	Activision Blizzard, Inc.	128,714
11,210	Microsoft Corp.	291,460

		420,174

	Specialty Retail - 3.39%
9,725	Bed Bath & Beyond, Inc. (b)(a)	567,649
6,372	CarMax, Inc. (a)	210,722

		778,371

	Tobacco - 1.35%
4,654	Philip Morris International, Inc.	310,748

	Transportation Infrastructure - 1.28%
69,679	China Merchants Holdings International Co. Ltd.	270,378
4,400	LLX Logistica S.A. (a)	13,617
5,000	Portuarias S.A. (a)	10,989

		294,984

	Wireless Telecommunication Services - 0.58%
2,460	America Movil, S.A.B de C.V. - ADR	132,545

	Total Common Stocks (Cost $20,925,946)	24,014,808

	SHORT-TERM INVESTMENTS - 2.68%
	Money Market Fund - 2.68%
615,044	Federated Prime Obligations Fund Effective Yield, 0.090%	615,044

	Total Short-Term Investments (Cost $615,044)	615,044

Number of Shares		Value

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.64%
	Money Market Fund - 25.64%
5,889,539	Mount Vernon Prime Portfolio Effective Yield, 0.197%	$5,889,539

	Total Investments Purchased with Proceeds from Securities Lending (Cost $5,889,539)	5,889,539

	Total Investments (Cost $27,430,529) - 132.85%	30,519,391
	Liabilities in Excess of Other Assets - (32.85)%	(7,546,108)

	TOTAL NET ASSETS - 100.00%	$22,973,283

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Eaton Vance Large Cap Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 99.58%
	Aerospace & Defense - 4.64%
5,869	Boeing Co.	$433,895
5,977	General Dynamics Corp.	445,406
6,078	Lockheed Martin Corp.	492,136
6,946	Northrop Grumman Corp. (b)	481,705
14,153	United Technologies Corp.	1,252,683

		3,105,825

	Beverages - 1.24%
11,818	PepsiCo, Inc.	832,342

	Biotechnology - 1.30%
14,916	Amgen, Inc. (a)(b)	870,349

	Capital Markets - 2.45%
8,666	Ameriprise Financial, Inc.	499,855
8,547	Goldman Sachs Group, Inc.	1,137,520

		1,637,375

	Chemicals - 1.39%
3,656	Air Products & Chemicals, Inc.	349,440
5,895	BASF SE - ADR	578,064

		927,504

	Commercial Banks - 8.76%
39,394	Fifth Third Bancorp	502,274
10,283	HSBC Holdings plc - ADR	510,242
59,054	KeyCorp (b)	491,920
17,700	SunTrust Banks, Inc.	456,660
24,454	The PNC Financial Services Group, Inc.	1,457,702
26,582	U.S. Bancorp	678,107
62,794	Wells Fargo & Company (b)	1,761,999

		5,858,904

	Computers & Peripherals - 3.18%
3,242	Apple Inc. (a)	1,088,242
6,080	International Business Machines Corp. (b)	1,043,024

		2,131,266

	Consumer Finance - 1.56%
20,189	American Express Co.	1,043,771

	Diversified Financial Services - 5.73%
88,478	Bank of America Corporation	969,719
26,212	Citigroup, Inc. (a)	1,091,468
43,284	JPMorgan Chase & Co.	1,772,047

		3,833,234

	Diversified Telecommunication Services - 2.92%
28,405	AT&T, Inc. (b)	892,201
28,434	Verizon Communications, Inc.	1,058,598

		1,950,799

	Electric Utilities - 1.71%
20,260	American Electric Power Company, Inc.	763,397
13,783	PPL Corp.	383,581

		1,146,978

	Food & Staples Retailing - 2.77%
21,880	CVS Caremark Corporation	822,250
19,412	Wal-Mart Stores, Inc. (b)	1,031,554

		1,853,804

Number of Shares		Value

	Food Products - 3.16%
17,607	Kraft Foods, Inc.	$620,295
14,729	Nestle S.A.	916,563
17,561	Unilever NV - ADR (b)	576,879

		2,113,737

	Health Care Equipment & Supplies - 1.05%
13,208	Covidien Plc	703,062

	Health Care Providers & Services - 2.80%
27,267	UnitedHealth Group, Inc.	1,406,432
5,957	WellPoint, Inc.	469,233

		1,875,665

	Hotels, Restaurants & Leisure - 2.64%
14,765	Carnival Corp.	555,607
14,327	McDonald’s Corp. (b)	1,208,053

		1,763,660

	Industrial Conglomerates - 2.04%
72,384	General Electric Co.	1,365,162

	Insurance - 5.42%
5,203	ACE Ltd.	342,461
25,751	Lincoln National Corp. (b)	733,646
24,463	MetLife, Inc. (b)	1,073,192
17,720	Prudential Financial, Inc.	1,126,815
15,951	Xl Group Plc	350,603

		3,626,717

	IT Services - 1.65%
18,240	Accenture Plc	1,102,061

	Life Sciences Tools & Services - 0.75%
7,825	Thermo Fisher Scientific, Inc. (a)	503,852

	Machinery - 1.54%
18,190	Illinois Tool Works, Inc.	1,027,553

	Media - 2.94%
22,103	Comcast Corp.	560,090
19,916	The Walt Disney Co. (b)	777,520
8,121	Time Warner Cable, Inc. (b)	633,763

		1,971,373

	Metals & Mining - 3.22%
11,277	BHP Billiton Ltd. - ADR (b)	1,067,143
20,575	Freeport-McMoRan Copper & Gold, Inc.	1,088,417

		2,155,560

	Multiline Retail - 1.65%
10,862	Kohl’s Corp.	543,209
11,959	Target Corp.	560,996

		1,104,205

	Multi-Utilities - 2.67%
8,084	PG&E Corporation	339,771
22,497	Public Service Enterprise Group, Inc.	734,301
13,484	Sempra Energy	713,034

		1,787,106

	Oil & Gas - 15.06%
14,139	Apache Corp.	1,744,611
24,415	ConocoPhillips	1,835,764
18,126	Exxon Mobil Corp. (b)	1,475,094

See notes to financial statements.

Genworth Eaton Vance Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
16,748	Hess Corp.	$1,252,080
17,262	Occidental Petroleum Corp.	1,795,938
33,560	Peabody Energy Corp.	1,977,021

		10,080,508

	Pharmaceuticals - 7.05%
27,846	Johnson & Johnson	1,852,315
30,137	Merck & Co., Inc.	1,063,535
87,514	Pfizer, Inc.	1,802,788

		4,718,638

	Road & Rail - 1.84%
11,768	Union Pacific Corp. (b)	1,228,579

	Software - 3.18%
39,513	Microsoft Corp.	1,027,338
33,438	Oracle Corp.	1,100,445

		2,127,783

	Specialty Retail - 1.37%
17,456	The TJX Companies, Inc.	916,964

	Tobacco - 0.98%
9,845	Philip Morris International, Inc.	657,351

	Wireless Telecommunication Services - 0.92%
23,114	Vodafone Group plc - ADR (b)	617,606

	Total Common Stocks (Cost $52,460,631)	66,639,293

	REAL ESTATE INVESTMENT TRUSTS - 2.33%
	Real Estate Investment Trusts - 2.33%
4,077	AvalonBay Communities, Inc. (b)	523,487
4,898	Boston Properties, Inc. (b)	519,972
4,436	Simon Property Group, Inc. (b)	515,596

	Total Real Estate Investment Trusts (Cost $842,803)	1,559,055

	SHORT-TERM INVESTMENTS - 1.15%
	Money Market Fund - 1.15%
766,126	Federated Prime Obligations Fund Effective Yield, 0.090%	766,126

	Total Short-Term Investments (Cost $766,126)	766,126

Number of Shares		Value

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.11%
	Money Market Fund - 23.11%
15,467,612	Mount Vernon Prime Portfolio Effective Yield, 0.197%	$15,467,612

	Total Investments Purchased with Proceeds from Securities Lending (Cost $15,467,612)	15,467,612

	Total Investments (Cost $69,537,171) - 126.17%	84,432,086
	Liabilities in Excess of Other Assets - (26.17)%	(17,511,577)

	TOTAL NET ASSETS - 100.00%	$66,920,509

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Legg Mason Partners Aggressive Growth Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 96.24%
	Aerospace & Defense - 2.54%
18,430	L-3 Communications Holdings, Inc.	$1,611,704

	Biotechnology - 16.05%
11,240	Alkermes, Inc. (a)	209,064
50,550	Amgen, Inc. (a)(b)	2,949,592
51,010	Biogen Idec, Inc. (a)	5,453,988
16,120	Human Genome Sciences, Inc. (a)(b)	395,585
10,200	Immunogen, Inc. (a)(b)	124,338
9,620	ISIS Pharmaceuticals, Inc. (a)(b)	88,119
18,350	Vertex Pharmaceuticals, Inc. (a)(b)	954,017

		10,174,703

	Capital Markets - 0.61%
11,630	Cohen & Steers, Inc. (b)	385,535

	Communications Equipment - 0.32%
5,270	Arris Group, Inc. (a)	61,185
21,650	Nokia Corp. - ADR (b)	138,993

		200,178

	Computers & Peripherals - 3.68%
38,900	SanDisk Corporation (a)	1,614,349
44,560	Seagate Technology Plc	720,090

		2,334,439

	Construction & Engineering - 1.09%
10,730	Fluor Corp.	693,802

	Electronic Equipment & Instruments - 2.03%
1,920	Dolby Laboratories, Inc. (a)(b)	81,523
32,780	TE Connectivity Ltd.	1,204,993

		1,286,516

	Energy Equipment & Services - 10.82%
16,920	Core Laboratories N.V. (b)	1,887,257
20,500	National-Oilwell Varco, Inc.	1,603,305
179,430	Weatherford International Ltd. (a)(b)	3,364,312

		6,854,874

	Health Care Equipment & Supplies - 2.45%
29,220	Covidien Plc	1,555,381

	Health Care Providers & Services - 7.72%
94,910	UnitedHealth Group, Inc.	4,895,458

	Industrial Conglomerates - 3.14%
40,190	Tyco International Ltd.	1,986,591

	Machinery - 2.41%
27,190	Pall Corp.	1,528,894

	Media - 19.34%
425	Ascent Media Corp. (a)	22,512
85,100	Cablevision Systems Corp.	3,081,471
8,090	CBS Corp.	230,484
16,800	Comcast Corp.	425,712
132,670	Comcast Corp. - Series C	3,214,594
25,541	DIRECTV (a)(b)	1,297,994
6,890	Discovery Communications, Inc. (a)(b)	282,214
6,890	Discovery Communications, Inc. - Series C (a)	251,830
5,810	Liberty Global, Inc. (a)(b)	261,682
5,920	Liberty Global, Inc. - Series C (a)	252,784
7,340	Liberty Media Corporation - Capital (a)	629,405
46,850	Liberty Media Corporation - Interactive (a)	785,675
3,644	Liberty Media Corporation - Starz (a)	274,175

Number of Shares		Value

	Media (Continued)
28,445	Madison Square Garden, Inc. (a)	$783,091
7,250	Viacom, Inc.	369,750
10,340	World Wrestling Entertainment, Inc. (b)	98,540

		12,261,913

	Metals & Mining - 2.10%
18,480	Freeport-McMoRan Copper & Gold, Inc.	977,592
8,590	Nucor Corp. (b)	354,080

		1,331,672

	Oil & Gas - 7.04%
58,175	Anadarko Petroleum Corp.	4,465,513

	Pharmaceuticals - 7.51%
89,030	Forest Laboratories, Inc. (a)	3,502,440
5,090	Teva Pharmaceutical Industries Ltd. - ADR	245,440
19,511	Valeant Pharmaceuticals International, Inc. (b)	1,013,792

		4,761,672

	Semiconductor & Semiconductor Equipment - 3.86%
39,990	Broadcom Corp.	1,345,263
9,850	Cree, Inc. (a)(b)	330,862
25,900	Intel Corp. (b)	573,944
7,260	Standard Microsystems Corp. (a)	195,947

		2,446,016

	Software - 1.84%
16,680	Advent Software, Inc. (a)(b)	469,876
13,830	Autodesk, Inc. (a)	533,838
2,000	Citrix Systems, Inc. (a)	160,000

		1,163,714

	Specialty Retail - 0.12%
18,870	Charming Shoppes, Inc. (a)(b)	78,499

	Thrifts & Mortgage Finance - 1.57%
35,550	Astoria Financial Corp.	454,685
35,980	New York Community Bancorp, Inc. (b)	539,339

		994,024

	Total Common Stocks (Cost $28,370,259)	61,011,098

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.28%
	Money Market Fund - 23.28%
14,755,758	Mount Vernon Prime Portfolio Effective Yield, 0.197%	14,755,758

	Total Investments Purchased with Proceeds from Securities Lending (Cost $14,755,758)	14,755,758

	Total Investments (Cost $43,126,017) - 119.52%	75,766,856
	Liabilities in Excess of Other Assets - (19.52)%	(12,372,039)

	TOTAL NET ASSETS - 100.00%	$63,394,817

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Principal Amount		Value

	ASSET BACKED SECURITIES - 5.65%
	Aircraft Certificate Owner Trust
$70,357	Series 2003-1A, 6.455%, 09/20/2022 (d)	$70,357
1,000,000	Series 2003-1A, 7.001%, 09/20/2022 (d)	919,440
1,388,308	American Money Management Corp. Series 2005-5A, 0.488%, 08/08/2017 (c)(d)	1,341,244
851,678	Ares CLO Series 2006-6RA, 0.477%, 03/12/2018 (c)(d)	831,834
29,356	Ballyrock CLO Series 2003-2, 0.790%, 11/20/2015 (c)(d)	28,948
	Citibank Omni Master Trust
1,100,000	Series 2009-A8, 2.287%, 05/15/2016 (c)(d)	1,113,484
1,100,000	Series 2009-A14, 2.937%, 08/15/2018 (c)(d)	1,157,349
491,939	Magnolia Funding Ltd. A1 Series 2010-1A, 3.000%, 04/20/2017 (d)	715,480
1,200,000	Magnolia Funding Ltd. A2 Series 2010-1A, 3.000%, 04/20/2017 (d)	1,743,643
150,000	Permanent Financing Plc Series 9X-4A, 1.562%, 06/10/2033 (Callable at $100.00 on 09/10/2012) (c)	217,011
700,000	Permanent Master Issuer Plc Series 2011-1A, 2.617%, 07/15/2042 (c)(d)	1,016,786
171,448	Plymouth Rock CLO Series 2010-1A, 1.920%, 02/16/2019 (c)(d)	171,328
	SLM Student Loan Trust
765,214	Series 2007-2, 0.274%, 07/25/2017 (c)	760,038
556,527	Series 2008-9, 1.774%, 04/25/2023 (c)	575,140
1,185,563	Series 2009-B, 6.187%, 07/15/2042 (c)(d)	1,128,809
1,234,140	Series 2009-C, 4.500%, 11/15/2043 (c)(d)	1,190,516
124,735	Structured Asset Securities Corp. Series 2005-AR1, 0.396%, 09/25/2035 (c)	122,287

	Total Asset Backed Securities (Cost $12,846,434)	13,103,694

	BANK LOAN OBLIGATIONS - 0.62%
	Automobiles - 0.19%
444,998	Ford Motor Co. 2.950%, 12/15/2013	445,176

	Pharmaceuticals - 0.22%
500,000	Quintiles Transnational Corp. 5.000%, 05/10/2018	497,344

	Real Estate Investment Trust - 0.21%
	iStar Financial, Inc.
234,977	5.000%, 06/30/2013	231,598

Principal Amount		Value

	Real Estate Investment Trust (Continued)
$267,073	1.500%, 06/28/2013	$263,233

		494,831

	Total Bank Loan Obligations (Cost $1,438,525)	1,437,351

	COLLATERALIZED MORTGAGE OBLIGATIONS - 9.94%
870,490	American Home Mortgage Investment Trust Series 2004-4, 2.432%, 02/25/2045 (c)	780,947
133,911	Asset Backed Funding Certificates Series 2005-HE2, 0.666%, 06/25/2035 (c)	131,816
800,000	Asset Securitization Corp. Series 1996-D3, 8.109%, 10/13/2026 (c)	809,217
327,891	Banc of America Funding Corp. Series 2005-4, 5.500%, 08/25/2035	328,685
500,000	Banc of America Re-Remic Trust Series 2011-O7C1, 5.383%, 11/15/2016 (d)	541,679
780,256	Bank of America Large Loan Inc. Series FLT, 2.002%, 11/15/2015 (c)(d)	724,712
	Bank of America Mortgage Securities
515,124	Series 2004-A, 2.848%, 02/25/2034 (c)	450,975
612,798	Series 2005-E, 5.308%, 06/25/2035 (c)	561,180
40,429	Citigroup Mortgage Loan Trust, Inc. Series 2005-6, 2.450%, 09/25/2035 (c)	35,228
600,000	Commercial Mortgage Loan Trust Series FLT, 6.213%, 12/10/2049 (c)	652,852
	Countrywide Alternative Loan Trust
253,547	Series 2007-7T2, 6.000%, 04/25/2037	170,934
392,520	Series 2006-OA21, 0.376%, 03/20/2047 (c)	200,168
	Countrywide Home Loans
231,349	Series 2004-29, 0.516%, 02/25/2035 (c)	145,064
130,844	Series 2005-24, 5.500%, 11/25/2035	122,279
1,468,462	Series 2005-HYB9, 2.528%, 02/20/2036 (c)	1,012,464
183,989	Series 2006-OA5, 0.386%, 04/25/2046 (c)	99,053
600,000	DBUBS Mortgage Trust Series 2011-LC2, 3.386%, 07/12/2044 (d)	601,933
1,241,792	Deutsche ALT-A Securities, Inc. Series 2005-1, 0.686%, 02/25/2035 (c)	986,764

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$758,468	DLJ Commercial Mortgage Corp. Series 1998-CF2, 6.040%, 11/12/2031 (d)	$776,359
2,011,233	First Horizon Alternative Mortgage Securities Series FLT, 2.325%, 08/25/2034 (c)	1,723,140
37,622	Globaldrive Auto Receivables Series 2008-2, 4.000%, 10/20/2016	54,961
600,000	Gosforth Funding Plc 2.286%, 04/24/2047 (Callable at $100.00 on 04/24/2016) (c)	969,134
187,297	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, 5.381%, 03/10/2039	190,571
	GS Mortgage Securities Corp.
552,151	Series 2007-EOP, 1.142%, 03/06/2020 (c)(d)	546,195
500,000	Series 2007-EOP, 1.317%, 03/06/2020 (c)(d)	491,001
300,000	Series 2007-EOP, 1.535%, 03/06/2020 (c)(d)	291,668
	GSR Mortgage Loan Trust
41,155	Series 2005-AR6, 2.790%, 09/25/2035 (c)	39,393
300,000	Series 2005-AR6, 2.879%, 09/25/2035 (c)	259,375
370,942	Series 2005-AR7, 5.163%, 11/25/2035 (c)	352,706
127,915	Series 2007-3F, 5.000%, 05/25/2037	124,415
	Harborview Mortgage Loan Trust
213,836	Series 2006-9, 0.396%, 11/19/2036 (c)	135,729
116,530	Series FLT, 0.376%, 12/19/2036 (c)	73,698
488,139	IXIS Real Estate Capital Trust Series A-3, 0.526%, 02/25/2036 (c)	424,194
685,306	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C1, 3.853%, 06/15/2043 (d)	709,571
945,898	JP Morgan Mortgage Acqusition Corp. Series 2006-FRE1, 0.376%, 05/25/2035 (c)	814,568
105,267	JP Morgan Mortgage Trust Series 2006-S2, 5.875%, 06/25/2021	102,569
189,646	Morgan Stanley Mortgage Loan Trust Series 2006-8AR, 2.301%, 06/25/2036 (c)	178,689
1,400,000	Morgan Stanley Reremic Trust Series 2011-R2, 5.250%, 05/26/2037 (d)	1,211,457

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$376,899	Navigator CDO Ltd. Series 2003-1A, 1.111%, 11/15/2015 (c)(d)	$366,918
231,556	Newgate Funding Plc Pool #2007-3X, 1.424%, 12/15/2050 (c)	361,932
978,487	Nomura Asset Acceptance Corp. Series 2005-AR5, 2.583%, 10/25/2035 (c)	662,267
513,028	Opera Finance Plc Series CSC3, 1.049%, 04/25/2017 (c)	764,744
800,000	RBSCF Trust Series 2010-RR3, 5.467%, 09/16/2039 (c)(d)	871,617
358,467	Structured Asset Mortgage Corp. Series 2006-AR3, 0.396%, 04/25/2036 (c)	219,924
475,658	Thornburg Mortgage Securities Trust Series 2006-6, 0.296%, 12/25/2036 (c)	469,875
	TIAA Real Estate CDO
467,106	Series 2002-1, 0.709%, 05/22/2017 (c)(d)	453,387
274,332	Series 2002-1X, 0.709%, 05/22/2017 (c)	269,364
316,219	Titan Europe Plc Series 2007-3X, 1.057%, 10/23/2016 (c)	441,540
242,474	Washington Mutual Series 2006-AR14, 5.387%, 11/25/2036 (c)	184,117
192,802	Wells Fargo Mortgage Backed Securities Series 2006-AR8, 2.872%, 04/25/2036 (c)	164,489

	Total Collateralized Mortgage Obligations (Cost $22,162,385)	23,055,517

	CORPORATE BONDS - 31.20%
	Airlines - 0.18%
363,648	United Airlines, Inc. 10.400%, 11/01/2016	412,268

	Building Products - 0.27%
600,000	Masco Corp. 5.875%, 07/15/2012	620,774

	Capital Markets - 0.80%
1,400,000	Itaú Securities Effective Yield, 1.35%, 07/19/2011	1,399,061
500,000	Morgan Stanley 0.726%, 10/18/2016 (c)	460,887

		1,859,948

	Commercial Banks - 8.96%
300,000	Banco Do Brasil S.A. 4.500%, 01/20/2016 (d)	433,091
600,000	Banco Santander S.A. 1.903%, 01/19/2016 (c)(d)	576,000

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Commercial Banks (Continued)
$400,000	4.250%, 01/14/2016 (d)	$403,000
300,000	2.409%, 03/18/2014 (c)(d)	301,763
600,000	BNP Paribas S.A. 5.000%, 01/15/2021 (b)	604,379
2,000,000	Commonwealth Bank of Australia 0.797%, 03/19/2013 (c)(d)	2,004,494
500,000	Coöperatieve Centrale Raiffeisen-Boerenleenbank B.A. 1.850%, 01/10/2014	505,718
500,000	Export-Import Bank of Korea 1.300%, 03/13/2012 (c)(d)	500,078
100,000	HBOS Plc 2.199%, 03/29/2016 (Callable at $100.00 on 03/29/2011) (c)	127,595
	ING Bank N.V.
300,000	0.913%, 01/13/2012 (c)(d)	300,563
900,000	1.046%, 03/30/2012 (c)(d)	903,690
900,000	2.625%, 02/09/2012 (d)	911,933
	Intesa SanPaolo SpA
900,000	2.714%, 02/24/2014 (c)(d)	898,480
300,000	0.775%, 01/19/2012 (c)	299,563
	Lloyds TSB Group plc
700,000	4.875%, 01/21/2016 (b)	716,665
500,000	12.000%, 12/16/2024 (c)(d)	571,378
300,000	Macquarie Bank Limited 2.600%, 01/20/2012 (d)	303,760
2,300,000	Nordea Eiendomskreditt 0.725%, 04/07/2014 (c)(d)	2,300,006
1,000,000	Santander US Debt S.A. 1.046%, 03/30/2012 (c)(d)	1,000,302
	The Royal Bank of Scotland Group Plc
2,000,000	2.625%, 05/11/2012 (d)	2,038,198
1,900,000	1.450%, 10/20/2011 (d)	1,906,357
2,000,000	1.500%, 03/30/2012 (d)	2,018,248
100,000	7.640%, 03/31/2049 (Callable at $100.00 on 09/29/2017) (b)(c)	78,250
1,100,000	UBS AG, Stamford Branch 1.359%, 02/23/2012 (c)	1,107,152

		20,810,663

	Commercial Services & Supplies - 1.00%
	International Lease Finance Corp.
300,000	6.500%, 09/01/2014 (d)	319,500
400,000	6.750%, 09/01/2016 (b)(d)	428,000
600,000	7.125%, 09/01/2018 (d)	645,000
900,000	6.625%, 11/15/2013 (b)	936,000

		2,328,500

	Computers & Peripherals - 0.30%
700,000	Hewlett-packard Co. 0.530%, 05/24/2013 (c)	701,982

	Construction Materials - 0.13%
300,000	CEMEX, S.A.B. de C.V. 9.000%, 01/11/2018 (d)	306,750

	Consumer Finance - 1.97%
1,500,000	Ally Finl, Inc. 3.680%, 06/20/2014 (c)	1,467,732

Principal Amount		Value

	Consumer Finance (Continued)
	Ford Motor Credit Company LLC
$200,000	7.250%, 10/25/2011	$203,017
100,000	9.875%, 08/10/2011	100,830
900,000	7.800%, 06/01/2012	941,409
500,000	7.500%, 08/01/2012	523,743
	GMAC, Inc.
500,000	6.000%, 12/15/2011 (b)	507,500
300,000	6.625%, 05/15/2012	307,125
500,000	HSBC Finance Corp. 6.676%, 01/15/2021 (d)	513,907

		4,565,263

	Diversified Financial Services - 7.38%
	American General Finance Corp.
500,000	5.200%, 12/15/2011 (b)	502,125
300,000	3.250%, 01/16/2013	413,011
	CIT Group, Inc.
246,505	7.000%, 05/01/2014 (Callable at $102.00 on 01/01/2011) (b)	249,895
342,026	7.000%, 05/01/2015 (Callable at $102.00 on 01/01/2011)	343,309
70,043	7.000%, 05/01/2016 (Callable at $102.00 on 01/01/2011)	69,868
98,061	7.000%, 05/01/2017 (Callable at $102.00 on 01/01/2011)	97,938
	Citigroup, Inc.
700,000	6.125%, 11/21/2017	774,146
900,000	1.753%, 01/13/2014 (c)	906,467
100,000	4.750%, 02/10/2019 (Callable at $100.00 on 02/10/2014) (c)	137,339
700,000	El Paso Performance-Linked Trust 7.750%, 07/15/2011 (d)	700,836
1,000,000	FBG Finance Ltd. 5.125%, 06/15/2015 (d)	1,088,441
5,700,000	Glencore Funding LLC 6.000%, 04/15/2014 (b)(d)	6,204,257
500,000	JPMorgan Chase & Co. 3.450%, 03/01/2016	509,863
3,000,000	LeasePlan Corporation NV 3.000%, 05/07/2012 (d)	3,067,302
495,568	Racers 0.767%, 07/25/2017 (c)(d)	454,547
	SLM Corp.
100,000	5.375%, 05/15/2014	104,182
700,000	0.574%, 01/27/2014 (c)	664,232
400,000	Stone Street Trust 5.902%, 12/15/2015 (d)	419,480
400,000	VEB Finance Ltd. 5.450%, 11/22/2017 (d)	409,000

		17,116,238

	Energy Equipment & Services - 0.22%
500,000	Ensco Plc 3.250%, 03/15/2016	508,228

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Health Care Facilities - 0.19%
$400,000	HCA, Inc. 7.250%, 09/15/2020 (Callable at $103.63 on 03/15/2015)	$431,500

	Hotels, Restaurants & Leisure - 0.23%
500,000	Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 05/01/2012	522,500

	Household Durables - 0.04%
100,000	Lennar Corp. 5.600%, 05/31/2015	98,750

	Independent Power Producers & Energy Traders - 0.27%
600,000	NRG Energy, Inc. 8.250%, 09/01/2020 (Callable at $104.13 on 09/01/2015)	615,000

	Insurance - 0.98%
200,000	American International Group, Inc. 5.600%, 10/18/2016	209,595
800,000	Hartford Financial Services Group, Inc. 6.000%, 01/15/2019	855,699
	MetLife, Inc.
500,000	0.683%, 07/13/2011 (c)(d)	500,000
700,000	1.053%, 01/10/2014 (c)(d)	700,354

		2,265,648

	Media - 0.30%
500,000	CCO Holdings, LLC 6.500%, 04/30/2021 (Callable at $104.86 on 04/30/2015)	495,625
200,000	New York Times Co. 5.000%, 03/15/2015	203,848

		699,473

	Metals & Mining - 0.60%
600,000	Barrick Gold Corp. 1.750%, 05/30/2014 (Acquired 12/13/2010 through 01/06/2011, Cost $100) (b)(e)	601,582
700,000	Vale Overseas Ltd. 6.250%, 01/23/2017 (b)	793,622

		1,395,204

	Oil & Gas - 1.19%
	BP Capital Markets Plc
400,000	4.500%, 10/01/2020	408,686
700,000	3.200%, 03/11/2016 (b)	712,741
500,000	Odebrecht Drilling Norbe VIII Ltd. 6.350%, 06/30/2021 (b)(d)	530,000
300,000	Opti Canada, Inc. 9.000%, 12/15/2012 (b)(d)	303,000
800,000	Petrobras International Finance Co. 3.875%, 01/27/2016	818,653

		2,773,080

	Real Estate Investment Trust - 0.52%
1,050,000	Reckson Operating Partnership LP 7.750%, 03/15/2020 (b)	1,204,880

Principal Amount		Value

	Specialty Retail - 1.62%
$3,000,000	AutoZone, Inc. 7.125%, 08/01/2018	$3,525,195
200,000	Macy’s Retail Holdings, Inc. 8.375%, 07/15/2015	238,250

		3,763,445

	Technology Hardware & Equipment - 0.09%
200,000	Seagate Technology Holdings 6.375%, 10/01/2011	202,500

	Tobacco - 3.95%
1,000,000	Altria Group, Inc. 9.700%, 11/10/2018	1,315,951
6,000,000	9.250%, 08/06/2019	7,835,490

		9,151,441

	Total Corporate Bonds (Cost $64,838,781)	72,354,035

	FOREIGN GOVERNMENT AGENCY ISSUES - 0.25%
400,000	Instituto de Credito Oficial 2.948%, 03/25/2014 (Acquired 03/18/2011, Cost $566,576) (c)(e)	573,189

	Total Foreign Government Agency Issues (Cost $566,576)	573,189

	FOREIGN GOVERNMENT NOTES/BONDS - 1.78%
3,900,000	Canada 2.500%, 09/01/2013	4,118,201

	Total Foreign Government Notes/Bonds (Cost $3,846,501)	4,118,201

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 12.52%
487,231	Federal Home Administration 7.430%, 03/01/2021 (c)	484,989
	Federal Home Loan Mortgage Corp.
290,056	Series 3666, 0.917%, 05/15/2040 (c)	293,412
512,075	Series T-059, 6.500%, 10/25/2043	574,957
	Federal National Mortgage Association
465,530	Pool #AE0307, 4.000%, 05/01/2025	486,214
965,542	Pool #AE7103, 3.500%, 01/01/2026	984,908
973,705	Pool #AH2378, 3.500%, 01/01/2026	993,235
4,855,671	Pool #AH3431, 3.500%, 01/01/2026	4,953,062
98,770	Pool #985616, 5.500%, 04/01/2034	107,570
265,021	Pool #822101, 2.497%, 05/01/2035 (c)	278,291
229,119	Pool #834558, 5.016%, 09/01/2035 (c)	244,935
175,445	Series 2005-79, 0.596%, 09/25/2035 (c)	175,343
24,414	Pool #844000, 2.410%, 11/01/2035 (c)	25,407

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
$293,310	Pool #866888, 2.510%, 01/01/2036 (c)	$308,972
7,285	Series 2006-14, 1.041%, 03/25/2036 (c)	7,284
219,986	Series 2006-58, 0.886%, 07/25/2036 (c)	220,932
237,879	Pool #905142, 5.500%, 02/01/2037	257,735
1,050,383	Series 2007-39, 6.584%, 05/25/2037 (Acquired 03/09/2010, Cost $164,129) (c)(e)(h)	178,187
321,277	Series 2007-73, 0.246%, 07/25/2037 (c)	316,968
338,618	Series 2007-106, 6.224%, 11/25/2037 (Acquired 04/22/2010, Cost $37,276) (c)(e)(h)	52,376
139,077	Pool #995018, 5.500%, 06/01/2038	150,838
29,104	Pool #AA0837, 4.500%, 01/01/2039	30,199
660,544	Pool #AC1501, 4.500%, 08/01/2039	684,792
274,483	Series 2010-67, 0.936%, 06/25/2040 (c)	278,261
2,933,920	Series 2010-111, 0.706%, 10/25/2040 (c)	2,939,050
1,969,686	Pool #AE8392, 3.500%, 11/01/2040	1,886,629
7,711,856	Series 2010-141, 0.656%, 12/25/2040 (c)	7,716,314
1,879,229	Series 2010-136, 0.686%, 12/25/2040 (c)	1,879,387
2,221,728	Series 2011-3, 0.866%, 02/25/2041 (c)	2,241,176
264,344	Pool #AI2369, 4.500%, 05/01/2041	273,986
15,768	Pool #AI2572, 4.500%, 05/01/2041	16,343

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $28,806,067)	29,041,752

	MUNICIPAL BONDS - 0.18%
400,000	Illinois, GO, 4.071%, 01/01/2014	414,368

	Total Municipal Bonds (Cost $402,389)	414,368

Number of Shares
	PREFERRED STOCKS - 0.13%
	Diversifed Financial Services - 0.13%
12,000	GMAC Capital Trust I (a)	307,200

	Total Preferred Stocks (Cost $300,000)	307,200

Principal Amount		Value

	REPURCHASE AGREEMENTS - 0.40%
	Repurchase Agreements - 0.40%
	Barclays
$641,000	0.340%, 11/06/2011 (Collateralized by Allegheny Energy Supply, value $270,990, 8.250%, 04/15/2012, and Time Warner Entertainment, value $369,046, 10.150%, 05/01/2012)	$641,000
175,000	0.420%, 05/11/2012 (Collateralized by UST, Inc., value $180,368, 6.630%, 07/15/2012)	175,000
119,375	0.240%, 03/14/2013 (Collateralized by Express Scripts, Inc., value $112,689, 6.250%, 06/15/2014)	119,375

	Total Repurchase Agreements (Cost $935,375)	935,375

	U.S. GOVERNMENT AGENCY ISSUES - 0.04%
78,542	Small Business Administration Participant 5.600%, 09/01/2028 (Callable at $104.48 on 09/01/2011)	86,136

	Total U.S. Government Agency Issues (Cost $78,542)	86,136

	SHORT-TERM INVESTMENTS - 35.37%
	Certificates of Deposit - 0.34%
	Industrial & Commercial Bank of China Ltd.
300,000	Effective Yield, 0.750%, 08/18/2011	300,000
500,000	Effective Yield, 0.540%, 08/18/2011	500,000

		800,000

	Commercial Paper - 3.75%
6,700,000	Federal National Mortgage Association 0.000%, 10/04/2011 (f)	6,698,762
1,500,000	Federal National Mortgage Association 0.000%, 07/21/2011 (f)	1,499,933
500,000	Federal Home Loan Mortgage Corp. 0.000%, 07/05/2011 (f)	499,996

		8,698,691

Number of Shares
	Money Market Fund - 0.17%
386,695	Federated Prime Obligations Fund Effective Yield, 0.090%, 01/01/2050	386,695

Principal Amount
	Repurchase Agreements - 24.79%
	Barclays
2,500,000	0.010%, 07/01/2011 (Collateralized by U.S. Treasury Bond, value $2,525,322, 1.880%, 07/15/2015)	2,500,000
6,500,000	0.010%, 07/01/2011 (Collateralized by U.S. Treasury Bond, value $6,550,210, 2.500%, 01/15/2029)	6,500,000

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS (Continued)
	Repurchase Agreements (Continued)
$6,600,000	Citigroup, 0.040%, 07/01/2011 (Collateralized by Federal National Mortgage Association, value $6,443,343, 3.650%, 12/08/2020)	$6,600,000
7,500,000	JPMorgan Securities LLC, 0.040%, 07/01/2011 (Collateralized by Federal Home Loan Bank, value $7,626,113, 0.450%, 07/15/2011)	7,500,000
20,200,000	Merril Lynch, 0.010%, 07/01/2011 (Collateralized by U.S. Treasury Bond, value $20,599,484, 0.438%, 02/15/2038)	20,200,000
14,200,000	Morgan Stanley, 0.010%, 07/01/2011 (Collateralized by U.S. Treasury note, value $14,551,992 0.180%, 06/28/2012)	14,200,000

		57,500,000

	U.S. Treasury Bill - 6.32%
	U.S. Treasury Bill
1,779,000	Effective Yield, 0.100%, 07/14/2011 (g)	1,778,884
9,264,000	Effective Yield, 0.100%, 07/21/2011 (g)	9,263,087
3,498,000	Effective Yield, 0.110%, 07/28/2011 (g)	3,497,580
119,000	Effective Yield, 0.230%, 09/22/2011 (g)	118,996

		14,658,547

	Total Short-Term Investments (Cost $82,043,928)	82,043,933

Number of Shares
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.38%
	Money Market Fund - 8.38%
19,443,652	Mount Vernon Prime Portfolio Effective Yield, 0.20%	19,443,652

	Total Investments Purchased with Proceeds from Securities Lending (Cost $19,443,652)	19,443,652

	Total Investments (Cost $237,709,155) - 106.46%	246,914,403
	Liabilities in Excess of Other Assets - (6.46)%	(14,985,554)

	TOTAL NET ASSETS - 100.00%	$231,928,849

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2011.
(d)	Restriced securities as defined in Rule 144 under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $52,977,430, which represents 22.84% of total net assets.
(e)	Restricted securities as defined in rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s guidelines. The market value of these securities total $1,405,334, which represents 0.61% of total net assets.
(f)	Zero coupon bond.
(g)	Partially assigned as collateral for certain futures and swaps contracts.
(h)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2011. The securities are illiquid and the value of these securities total $230,563, which represents 0.10% of total net assets.

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF FORWARD SALE COMMITMENTS

June 30, 2011 (Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal National Mortgage Association, Pool #TBA, 5.500%, 08/15/2040	$400,000	8/11/2011	$433,000	$431,750

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
9/13/2011	U.S. Dollars	2,621,030	British Pound	1,614,000	$33,110
9/19/2011	U.S. Dollars	3,024,434	Canadian Dollars	2,981,000	(60,017)
7/18/2011	U.S. Dollars	7,475,410	European Monetary Unit	5,194,000	(53,006)
7/29/2011	Australian Dollar	569,000	U.S. Dollars	592,841	15,129
2/13/2012	Chinese Yuan	1,875,877	U.S. Dollars	291,127	1,470
2/1/2013	Chinese Yuan	28,133,117	U.S. Dollars	4,480,509	(5,903)
9/8/2015	Chinese Yuan	486,640	U.S. Dollars	79,000	1,371
7/18/2011	European Monetary Unit	1,446,000	U.S. Dollars	2,071,892	24,005
8/12/2011	Korean Won	650,517,600	U.S. Dollars	580,859	26,768
8/8/2011	Norwegian Krone	3,262,000	U.S. Dollars	618,529	(15,436)
11/15/2011	Philippines Pesos	28,120,380	U.S. Dollars	646,000	(4,597)
9/9/2011	Singapore Dollars	1,067,925	U.S. Dollars	834,777	34,734

					$(2,372)

SCHEDULE OF OPEN FUTURES CONTRACTS

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bobl Futures	42	$4,896,360	Sep-11	$9,987
Eurodollar 90 Day Futures	82	20,413,900	Dec-11	87,624
Eurodollar 90 Day Futures	35	8,656,375	Dec-12	(9,328)
Eurodollar 90 Day Futures	84	20,722,800	Mar-13	(33,765)
S&P 500 Index Futures	418	137,469,750	Sep-11	5,150,826
S&P 500 Index Mini Futures	673	44,266,575	Sep-11	1,650,481
U.S. Long Bond Futures	(8)	(964,250)	Sep-11	7,626

				$6,863,451

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF OPTIONS WRITTEN

June 30, 2011 (Unaudited)

Notional Amount		Value

	CURRENCY CONTRACTS
	Call Options
$1,200,000	U.S. Dollar - Korean Won* Expiration: September, 2011, Exercise Price: $1,137	$7,019

	Put Options
3,100,000	U.S. Dollar - Australian Dollar* Expiration: September, 2011, Exercise Price: $1.008	25,442
600,000	U.S. Dollar - Japanese Yen* Expiration: July, 2011, Exercise Price: $79	1,096

		26,538

	INTEREST RATE SWAPTIONS
	Call Options
4,100,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: October 11, 2011, Exercise Rate: 3.000%	25,727

	Put Options
2,400,000	1-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: November 19, 2012, Exercise Rate: 1.000%	13,800
5,600,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: September 24, 2012, Exercise Rate: 2.250%	28,459
6,300,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: September 24, 2012, Exercise Rate: 2.250%	32,017
2,000,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 2.750%	9,536
1,500,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 2.750%	7,152
4,100,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: October 11, 2011, Exercise Rate: 4.250%	8,233

		99,197

Notional Amount		Value

	INFLATION FLOOR
	Floor
$400,000	CPURNSA Index, Counterparty: Deutsche Bank Expiration: October 13, 2020, Strike Index: 218.011	$1,631

	FORWARD VOLATILITY AGREEMENTS
	Forward Volatility Agreements
16,100,000	1-Year vs. 2-Year Forward Volatility Agreement* Counterparty: Morgan Stanley Exercise Price: To be determined Expiration: October 11, 2011	260,949
4,600,000	1-Year vs. 2-Year Forward Volatility Agreement* Counterparty: Morgan Stanley Exercise Price: To be determined Expiration: November 14, 2011	75,403

		336,352

	Total Options Written (Premiums received $477,407)	$496,464

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF CREDIT DEFAULT SWAPS

June 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Buy Protection(1)

Reference Obligation	Implied Credit Spread at June 30, 2011(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.250%, 08/06/2019	1.29%	(1.420%)	3/20/2019	Morgan Stanley	$3,000,000	$(27,185)	$—	$(27,185)
Altria Group, Inc., 7.000%, 11/04/2013	1.29%	(1.450%)	3/20/2019	Royal Bank of Scotland	3,000,000	(34,003)	—	(34,003)
American International Group, Inc., 6.250%, 05/01/2036	2.26%	(4.300%)	3/20/2019	Goldman Sachs	200,000	(25,874)	—	(25,874)
Autozone, Inc., 7.125%, 08/01/2018	0.89%	(1.320%)	9/20/2018	Deutsche Bank	3,000,000	(84,693)	—	(84,693)
Citigroup, Inc., 6.500%, 01/18/2011	1.52%	(1.000%)	9/20/2019	Deutsche Bank	100,000	3,706	6,355	(2,649)
Ford Motor Credit Company, 7.250%, 10/25/2011	1.39%	(5.000%)	9/20/2012	Bank of America	400,000	(17,660)	(21,829)	4,169
Ford Motor Credit Company, 7.250%, 10/25/2011	1.24%	(5.000%)	6/20/2012	Bank of America	800,000	(29,406)	(41,252)	11,846
Fosters Financial Corp., 5.125%, 06/15/2015	0.76%	(1.600%)	6/20/2015	Barclays Bank	1,000,000	(32,466)	—	(32,466)
Glencore Funding LLC, 6.000%, 04/15/2014	2.17%	(5.000%)	6/20/2014	Barclays Bank	5,700,000	(461,779)	1,539,000	(2,000,779)
Goldman Sachs Group, Inc., 5.625%, 01/15/2017	1.46%	(1.000%)	6/20/2014	Deutsche Bank	400,000	5,379	49,252	(43,873)
Hartford Financial Services Group, 6.000%, 01/15/2019	1.91%	(5.000%)	3/20/2019	Deutsche Bank	500,000	(102,269)	35,000	(137,269)
International Lease Finance Corp., 5.550%, 09/05/2012	3.08%	(5.000%)	12/20/2013	Morgan Stanley	900,000	(40,389)	(44,418)	4,029
International Lease Finance Corp., 5.875%, 05/01/2013	2.65%	(5.000%)	3/20/2013	Goldman Sachs	600,000	(23,612)	(27,573)	3,961
Lennar Corp., 6.500%, 04/15/2016	3.09%	(5.000%)	6/20/2015	BNP Paribas	100,000	(7,045)	(3,068)	(3,977)
Macy’s, Inc., 7.450%, 07/15/2017	0.87%	(1.000%)	9/20/2015	BNP Paribas	200,000	(1,104)	8,253	(9,357)
Masco Corporation, 6.125%, 10/03/2016	1.06%	(1.000%)	9/20/2012	BNP Paribas	200,000	159	2,162	(2,003)
Masco Corporation, 6.125%, 10/03/2016	1.06%	(1.000%)	9/20/2012	JP Morgan Chase	500,000	397	7,404	(7,007)
New York Times Co., 5.000%, 03/15/2015*	1.95%	(1.000%)	3/20/2015	Barclays Bank	200,000	6,799	11,545	(4,746)
Seagate Technology, 6.800%, 10/01/2016	0.55%	(1.000%)	12/20/2011	Goldman Sachs	200,000	(430)	1,908	(2,338)
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/2018	0.43%	(1.000%)	6/20/2012	Deutsche Bank	600,000	(3,361)	(576)	(2,785)
Wells Fargo & Co., 5.000%, 11/15/2014	0.62%	(2.400%)	3/20/2014	Deutsche Bank	100,000	(4,829)	—	(4,829)

						$(879,665)	$1,522,163	$(2,401,828)

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF CREDIT DEFAULT SWAPS

June 30, 2011 (Unaudited) (Continued)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Sell Protection(2)

Reference Obligation	Implied Credit Spread at June 30, 2011(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial, Inc., 6.750%, 12/01/2014	1.15%	5.000%	12/20/2011	Deutsche Bank	$1,500,000	$27,720	$29,418	$(1,698)
Anheuser-Busch InBev NV, 8.625%, 01/30/2017	0.35%	1.000%	6/20/2013	Barclays	800,000	10,335	2,504	7,831
Anheuser-Busch InBev NV, 8.625%, 01/30/2017	0.35%	1.000%	6/20/2013	Barclays	400,000	5,168	1,502	3,666
Arab Republic of Egypt, 5.750%, 4/29/2020	3.03%	1.000%	3/20/2016	Deutsche Bank	200,000	(17,596)	(19,453)	1,857
Arab Republic of Egypt, 5.750%, 4/29/2020	3.03%	1.000%	3/20/2016	Morgan Stanley	100,000	(8,797)	(12,504)	3,707
California, 5.250%, 02/01/2018*	0.01%	1.580%	9/20/2011	Goldman Sachs	300,000	1,085	—	1,085
California, 5.250%, 02/01/2018*	0.01%	2.150%	9/20/2011	Goldman Sachs	140,000	690	—	690
California, 5.250%, 02/01/2018*	0.01%	2.250%	9/20/2011	Goldman Sachs	130,000	671	—	671
California, 5.250%, 02/01/2018*	0.01%	2.400%	9/20/2011	Goldman Sachs	130,000	715	—	715
China (Peoples Republic of), 4.750%, 10/29/2013	0.65%	0.820%	12/20/2014	JP Morgan Chase	900,000	5,361	—	5,361
China (Peoples Republic of), 4.750%, 10/29/2013	0.65%	0.850%	12/20/2014	Barclays	400,000	2,794	—	2,794
Illinois, 5.000%, 06/01/2029*	2.18%	3.300%	3/20/2021	Bank of America	300,000	19,489	—	19,489
MetLife, Inc., 5.000%, 06/15/2015	1.44%	1.000%	3/20/2016	Bank of America	200,000	(3,957)	(4,713)	756
New Jersey, 5.250%, 07/01/2019*	1.34%	1.720%	3/20/2020	Goldman Sachs	300,000	7,350	—	7,350
New Jersey, 5.250%, 07/01/2019*	0.03%	1.950%	9/20/2011	Goldman Sachs	100,000	443	—	443
New Jersey, 5.250%, 07/01/2019*	0.03%	2.100%	9/20/2011	Goldman Sachs	100,000	478	—	478
New York, 5.000%, 04/15/2015*	0.02%	2.000%	9/20/2011	Goldman Sachs	100,000	456	—	456
New York, 5.000%, 04/15/2015*	0.02%	2.100%	9/20/2011	Goldman Sachs	100,000	479	—	479
Petrobras International Finance Co., 8.375%, 12/10/2018	0.67%	1.000%	9/20/2012	Deutsche Bank	300,000	1,220	(3,722)	4,942
Petrobras International Finance Co., 8.375%, 12/10/2018	1.34%	1.000%	9/20/2015	HSBC Bank	100,000	(1,399)	(3,553)	2,154
Petrobras International Finance Co., 8.375%, 12/10/2018	1.34%	1.000%	9/20/2015	Morgan Stanley	200,000	(2,798)	(6,875)	4,077
Petrobras International Finance Co., 8.375%, 12/10/2018	0.67%	1.000%	9/20/2012	Morgan Stanley	100,000	406	(631)	1,037

						$50,313	$(18,027)	$68,340

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF CREDIT DEFAULT SWAPS

June 30, 2011 (Unaudited) (Continued)

Credit Default Swaps on Credit Indices – Buy Protection(1)

Index/Tranches	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	Deutsche Bank	$2,129,600	$63,130	$148,140	$(85,010)
CDX.IG-10 10-Year Index	(1.500%)	6/20/2018	Bank of America	2,904,000	(36,051)	5,076	(41,127)
CDX.IG-11 10-Year Index	(1.400%)	12/20/2018	Deutsche Bank	992,000	(11,134)	37,792	(48,926)
CDX.IG-15 10-Year Index	(1.000)%	12/20/2015	Morgan Stanley	2,200,000	(20,163)	(24,564)	4,401

					$(4,218)	$166,444	$(170,662)

SCHEDULE OF INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-Month-USD-LIBOR	2.500%	6/15/2016	Morgan Stanley	$1,400,000	$(33,852)	$(3,920)	$(29,932)
Receive	3-Month-USD-LIBOR	4.000%	6/16/2020	Royal Bank of Scotland	1,600,000	(117,136)	20,560	(137,696)
Receive	3-Month-USD-LIBOR	3.500%	6/15/2021	HSBC Bank	2,000,000	(43,554)	44,280	(87,834)
Receive	3-Month-USD-LIBOR	3.500%	6/15/2021	Deutsche Bank	600,000	(13,066)	7,332	(20,398)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Goldman Sachs	1,000,000	(149,738)	(127,256)	(22,482)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Morgan Stanley	1,400,000	(209,633)	(200,344)	(9,289)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Bank of America	2,400,000	(359,372)	(288,523)	(70,849)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Barclays Bank	2,900,000	(434,241)	(484,156)	49,915
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	BNP Paribas	1,100,000	(164,712)	(168,601)	3,889
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	JPMorgan Chase	2,300,000	61,979	(1,928)	63,907
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	Royal Bank of Scotland	3,200,000	86,231	(30,394)	116,625
Pay	3-Month-CAD-BA-CDOR	5.000%	12/19/2028	Royal Bank of Scotland	700,000	(3,567)	(6,134)	2,567
Pay	Brazil CETIP Interbank Deposit	11.490%	1/2/2012	Deutsche Bank	4,100,000	(6,135)	(5,221)	(914)
Pay	Brazil CETIP Interbank Deposit	11.570%	1/2/2012	JPMorgan Chase	2,400,000	22,822	6,184	16,638

						$(1,363,974)	$(1,238,121)	$(125,853)

SCHEDULE OF TOTAL RETURN SWAPS

Receive Total Return on Reference Index	Index		# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	*	19,081	3-Month USD-LIBOR	$42,773,172	9/15/2011	Bank of America	$1,816,816

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

*	Investments are treated as illiquid according to the Fund’s liquidity guidelines.

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.38%
$1,000,000	Bank of America Commercial Mortgage, Inc.
	Series 2006-2, 5.740%, 05/10/2045 (b)	$1,107,916
500,000	JPMorgan Commercial Mortgage
	Series 2006-LDP7, 6.067%, 04/15/2045 (b)	555,549
	LB-UBS Commercial Mortgage Trust
1,000,000	Series 2006-C1, 5.156%, 02/15/2031	1,083,112
500,000	Series 2007-C1, 5.424%, 02/15/2040	539,584
	Merrill Lynch Mortgage Trust
100,000	Series 2005-CIP1, 5.047%, 07/12/2038 (b)	107,809
200,000	Series 2005-MCP1, 4.747%, 06/12/2043 (b)	213,279
	Morgan Stanley
2,300,000	Series 2006-HQ9, 5.731%, 07/14/2044 (b)	2,538,851
300,000	Series 2007-IQ14, 5.692%, 04/15/2049 (b)	322,372
1,000,000	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C25, 5.860%, 05/15/2043 (b)	1,104,003

	Total Collateralized Mortgage Obligations (Cost $7,075,226)	7,572,475

	CORPORATE BONDS - 27.96%
	Banks - 8.26%
	Abbey National Treasury Services Plc
225,000	2.875%, 04/25/2014	225,960
500,000	4.000%, 04/27/2016 (a)	496,694
140,000	Barclays Bank Plc
	5.200%, 07/10/2014 (a)	151,555
700,000	Credit Suisse
	4.375%, 08/05/2020	685,697
525,000	Fifth Third Bancorp
	3.625%, 01/25/2016	530,113
325,000	HSBC Bank USA N.A.
	4.875%, 08/24/2020	320,556
525,000	HSBC Holdings Plc
	6.500%, 09/15/2037 (a)	543,544
	Kreditanstalt Fur Wiederaufbau
1,000,000	3.250%, 03/15/2013	1,045,049
4,800,000	3.500%, 03/10/2014	5,118,215
	Landwirtschaftliche Rentenbank
1,800,000	1.875%, 09/24/2012	1,833,066
1,690,000	3.250%, 03/15/2013 (a)	1,764,967
3,000,000	Oesterreichische Kontrollbank AG
	3.625%, 06/17/2013	3,170,009
175,000	PNC Funding Corp.
	3.625%, 02/08/2015 (a)	184,475
325,000	SunTrust Banks, Inc.
	3.600%, 04/15/2016	328,511
375,000	SVB Financial Group
	5.375%, 09/15/2020	377,484

Principal Amount		Value

	Banks (Continued)
$625,000	The Royal Bank Scotland Plc
	4.875%, 03/16/2015	$649,189
575,000	Union Bank NA
	3.000%, 06/06/2016 (a)	573,636
500,000	US Bancorp
	3.442%, 02/01/2016	508,508

		18,507,228

	Beverages - 0.36%
675,000	Anheuser-Busch InBev. N.V.
	5.375%, 01/15/2020 (a)	744,864
45,000	PepsiCo, Inc.
	7.900%, 11/01/2018	58,078

		802,942

	Capital Markets - 1.02%
675,000	Bear Stearns Cos., Inc.
	7.250%, 02/01/2018 (a)	802,630
	Morgan Stanley
600,000	6.625%, 04/01/2018	661,861
725,000	7.300%, 05/13/2019 (a)	823,419

		2,287,910

	Chemicals - 0.38%
750,000	Dow Chemical Co.
	5.900%, 02/15/2015	843,180

	Consumer Finance - 0.79%
	American Express Co.
140,000	5.125%, 08/25/2014	152,897
125,000	7.000%, 03/19/2018 (a)	147,306
120,000	8.125%, 05/20/2019	152,366
475,000	Discover Financial Services
	10.250%, 07/15/2019	614,662
690,000	GMAC LLC
	1.750%, 10/30/2012	701,944

		1,769,175

	Diversified Financial Services - 3.73%
	Bank of America Funding Corp.
500,000	3.625%, 03/17/2016 (a)	501,978
250,000	5.650%, 05/01/2018	263,956
700,000	5.625%, 07/01/2020	724,030
425,000	5.875%, 01/05/2021	446,839
	Citigroup, Inc.
200,000	1.875%, 10/22/2012	203,955
350,000	5.000%, 09/15/2014	367,056
230,000	6.125%, 11/21/2017	254,362
280,000	8.500%, 05/22/2019	347,623
240,000	5.375%, 08/09/2020 (a)	250,905
150,000	6.875%, 03/05/2038	167,465
300,000	JPMorgan Chase Capital XX
	6.550%, 09/15/2066 (b)	301,662
3,000,000	Private Export Funding Corp.
	3.550%, 04/15/2013	3,160,778
400,000	SLM Corp.
	6.250%, 01/25/2016 (a)	415,409
375,000	UBS AG
	5.750%, 04/25/2018	407,142
500,000	Wachovia Corp.
	6.600%, 01/15/2038	549,916

		8,363,076

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Diversified Manufacturing - 2.30%
$1,240,000	General Electric Capital Corp.
	5.625%, 05/01/2018 (a)	$1,358,143
3,700,000	General Electric Corp.
	2.125%, 12/21/2012	3,789,555

		5,147,698

	Diversified Telecommunication Services - 0.72%
	AT&T, Inc.
300,000	2.950%, 05/15/2016	304,178
330,000	5.600%, 05/15/2018	368,016
190,000	6.400%, 05/15/2038 (a)	204,482
400,000	Qwest Communications International, Inc. 8.000%, 10/01/2015 (104.000000, 10/01/2012)	436,999
90,000	Verizon Communications, Inc.
	6.400%, 02/15/2038	97,864
150,000	Verizon Wireless Capital LLC
	8.500%, 11/15/2018	195,065

		1,606,604

	Electric Utilities - 0.44%
660,000	LG&E and KU Energy LLC
	3.750%, 11/15/2020	623,325
312,000	Nevada Power Co.
	7.125%, 03/15/2019	372,948

		996,273

	Food & Staples Retailing - 0.25%
575,000	CVS Caremark Corporation
	6.302%, 06/01/2062 (Callable at 100.00 on 06/01/2012) (b)	560,026

	Food Products - 0.11%
	Kraft Foods, Inc.
125,000	6.125%, 08/23/2018	143,561
100,000	6.500%, 02/09/2040 (a)	111,458

		255,019

	Health Care Equipment & Supplies - 0.23%
200,000	Hospira, Inc.
	5.600%, 09/15/2040	191,916
	Laboratory Corp. America Holdings
150,000	3.125%, 05/15/2016	152,245
175,000	4.625%, 11/15/2020 (Callable at $100.00 on 08/15/2020)	178,065

		522,226

	Insurance - 1.49%
425,000	Alleghany Corp.
	5.625%, 09/15/2020	432,960
	Lincoln National Corp.
250,000	4.300%, 06/15/2015 (a)	263,498
150,000	4.850%, 06/24/2021	148,445
	MetLife, Inc.
90,000	6.750%, 06/01/2016	104,867
125,000	4.750%, 02/08/2021 (a)	127,671
350,000	6.400%, 12/15/2066 (Callable at $100.00 on 12/15/2031) (b)	343,000
875,000	Prudential Financial, Inc.
	3.875%, 01/14/2015	914,056
675,000	Reinsurance Group of America, Inc.
	5.625%, 03/15/2017	728,801

Principal Amount		Value

	Insurance (Continued)
$250,000	Transatlantic Holdings, Inc.
	8.000%, 11/30/2039	$274,422

		3,337,720

	Life Sciences Tools & Services - 0.18%
	Life Technologies Corp.
255,000	6.000%, 03/01/2020	277,137
125,000	5.000%, 01/15/2021 (Callable at $100.00 on 10/15/2020) (a)	127,054

		404,191

	Machinery - 0.18%
375,000	Valmont Industries, Inc.
	6.625%, 04/20/2020	411,335

	Media - 1.13%
780,000	Comcast Corp.
	5.700%, 05/15/2018	871,540
575,000	DIRECTV
	3.500%, 03/01/2016	594,159
225,000	NBC Universal, Inc.
	4.375%, 04/01/2021	223,086
500,000	News America, Inc.
	6.150%, 02/15/2041	496,993
300,000	WPP Finance UK
	8.000%, 09/15/2014	352,165

		2,537,943

	Metals & Mining - 0.37%
425,000	Freeport McMoRan Copper & Gold, Inc.
	8.375%, 04/01/2017 (104.188000, 04/01/2012)	464,845
300,000	Teck Resources Ltd.
	10.750%, 05/15/2019 (105.375000, 05/15/2014) (a)	379,657

		844,502

	Oil & Gas - 2.95%
	Anadarko Petroleum Corp.
400,000	6.375%, 09/15/2017 (a)	459,129
300,000	8.700%, 03/15/2019	382,856
	BP Capital Markets Plc
250,000	3.200%, 03/11/2016 (a)	254,550
525,000	4.500%, 10/01/2020	536,400
300,000	Conoco, Inc.
	6.950%, 04/15/2029	365,366
650,000	Energy Transfer Partners LP
	6.700%, 07/01/2018	733,536
450,000	Nexen, Inc.
	7.500%, 07/30/2039	504,920
350,000	Noble Energy, Inc.
	6.000%, 03/01/2041 (Callable at $100.00 on 09/01/2040)	362,143
260,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035	275,346
	Petrobras International Finance Co.
90,000	6.125%, 10/06/2016	100,649
902,000	5.750%, 01/20/2020	966,724
225,000	Suncor Energy, Inc.
	6.100%, 06/01/2018 (a)	256,255

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
$300,000	Talisman Energy, Inc.
	7.750%, 06/01/2019	$366,164
	Transocean, Inc.
200,000	5.250%, 03/15/2013 (a)	213,122
400,000	6.500%, 11/15/2020 (a)	448,092
305,000	Weatherford International Ltd.
	9.625%, 03/01/2019	394,454

		6,619,706

	Pipelines - 0.25%
300,000	Enterprise Products Operating LLC
	7.550%, 04/15/2038	362,737
200,000	TransCanada PipeLines Ltd.
	6.350%, 05/15/2067 (Callable at $100.00 on 05/15/2017) (b)	201,296

		564,033

	Real Estate - 1.45%
375,000	Duke Realty LP
	8.250%, 08/15/2019 (a)	455,314
	HCP, Inc.
450,000	6.300%, 09/15/2016	503,603
200,000	6.000%, 01/30/2017 (a)	220,492
450,000	Healthcare Realty Trust Inc. 5.750%, 01/15/2021	460,487
125,000	Kilroy Realty Corp. 5.000%, 11/03/2015	130,407
200,000	Kilroy Realty LP 6.625%, 06/01/2020 (a)	215,177
450,000	Liberty Property LP 4.750%, 10/01/2020	452,313
	Simon Property Group LP
425,000	5.650%, 02/01/2020 (Callable at $100.00 on 11/01/2019)	459,954
125,000	4.375%, 03/01/2021	123,271
225,000	UDR, Inc. 4.250%, 06/01/2018	223,817

		3,244,835

	Specialty Retail - 0.39%
400,000	Home Depot, Inc. 5.400%, 03/01/2016	447,430
350,000	Macy’s, Inc. 7.450%, 07/15/2017	415,479

		862,909

	Telecommunications - 0.65%
175,000	Qwest Corp. 8.375%, 05/01/2016	207,375
	Telecom Italia SpA
140,000	5.250%, 10/01/2015	145,685
775,000	6.999%, 06/04/2018	848,773
230,000	Telefonica Emisiones SAU 6.221%, 07/03/2017	253,860

		1,455,693

	Thrifts & Mortgage Finance - 0.09%
190,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016	191,147

Principal Amount		Value

	Tobacco - 0.15%
	Altria Group, Inc.
$90,000	8.500%, 11/10/2013	$104,368
175,000	9.700%, 11/10/2018	230,291

		334,659

	Transportation - 0.06%
120,000	Vale Overseas Ltd. 6.875%, 11/21/2036	130,594

	Wireless Telecommunication Services - 0.03%
60,000	America Movil, S.A.B. de C.V. 5.625%, 11/15/2017 (a)	67,629

	Total Corporate Bonds (Cost $59,991,790)	62,668,253

	FOREIGN GOVERNMENT AGENCY ISSUES - 1.41%
3,000,000	Export Development Canada 3.500%, 05/16/2013 (a)	3,164,217

	Total Foreign Government Agency Issues (Cost $3,136,044)	3,164,217

	FOREIGN GOVERNMENT NOTES/BONDS - 0.29%
690,000	United Mexican States 5.750%, 10/12/2110	646,875

	Total Foreign Government Notes/Bonds (Cost $675,453)	646,875

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 39.38%
	Federal Home Loan Mortgage Corp.
3,307,813	Pool #G1-3771, 4.500%, 03/01/2025	3,535,412
2,743,610	Pool #A9-0081, 5.000%, 12/01/2039	2,942,923
599,394	Pool #A9-0305, 5.000%, 12/01/2039	642,938
1,265,810	Pool #A9-0994, 4.500%, 02/01/2040	1,316,232
469,663	Pool #A9-2630, 5.000%, 06/01/2040	503,782
50,530	Pool #A9-3891, 4.000%, 09/01/2040	50,687
57,366	Pool #A9-4729, 4.000%, 11/01/2040	57,545
39,998	Pool #A9-5468, 4.000%, 12/01/2040	40,123
35,757	Pool #A9-5481, 4.000%, 12/01/2040	35,869
29,313	Pool #A9-5593, 4.000%, 12/01/2040	29,404
78,421	Pool #A9-5653, 4.000%, 12/01/2040	78,665
124,074	Pool #A9-5728, 4.000%, 12/01/2040	124,460
1,164,903	Pool #A9-5808, 4.500%, 12/01/2040	1,205,481
729,581	Pool #A9-5821, 4.000%, 12/01/2040	731,853
445,218	Pool #A9-5846, 4.500%, 12/01/2040	460,727

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
	Federal Home Loan Mortgage Corp. (Continued)
$42,539	Pool #A9-5934, 4.000%, 12/01/2040	$42,672
588,859	Pool #A9-5983, 4.500%, 12/01/2040	609,371
72,514	Pool #A9-5984, 4.500%, 12/01/2040	75,040
127,475	Pool #A9-6034, 4.500%, 01/01/2041	131,915
592,494	Pool #A9-6409, 3.500%, 01/01/2041	566,677
133,551	Pool #A9-7444, 4.500%, 03/01/2041	138,203
1,115,470	Pool #A9-7748, 4.500%, 03/01/2041	1,154,413
188,572	Pool #A9-7849, 4.500%, 03/01/2041	195,156
597,604	Pool #Q0-0093, 4.000%, 04/01/2041	598,159
235,534	Pool #Q0-0140, 4.500%, 04/01/2041	243,739
110,711	Pool #Q0-0199, 4.500%, 04/01/2041	114,568
58,042	Pool #Q0-0254, 4.500%, 04/01/2041	60,069
113,106	Pool #Q0-0372, 4.500%, 04/01/2041	117,054
367,779	Pool #Q0-0395, 4.500%, 04/01/2041	380,590
148,251	Pool #Q0-0482, 4.500%, 04/01/2041	153,427
64,914	Pool #Q0-0533, 4.500%, 04/01/2041	67,180
58,434	Pool #Q0-0838, 4.500%, 05/01/2041	60,474
91,032	Pool #Q0-0899, 4.500%, 05/01/2041	94,210
	Federal National Mortgage Association
1,263,037	Pool #780323, 5.000%, 07/01/2019	1,368,631
522,557	Pool #AC7686, 4.000%, 12/01/2024	545,775
1,342,864	Pool #AC5591, 4.500%, 02/01/2025	1,426,450
415,204	Pool #AD4073, 4.000%, 05/01/2025	436,118
2,260,937	Pool #AE0378, 5.500%, 05/01/2025	2,455,804
975,550	Pool #AD3046, 4.000%, 07/01/2025	1,024,688
5,738,856	Pool #AE0703, 3.500%, 12/01/2025	5,853,958
25,306	Pool #AE2258, 5.000%, 07/01/2033	27,049
1,000,000	Pool #TBA, 4.500%, 07/01/2034 (c)	1,034,843
89,303	Pool #906270, 6.000%, 01/01/2037	98,481

Principal Amount		Value

	Federal National Mortgage Association (Continued)
$1,031,199	Pool #909804, 6.000%, 02/01/2037	$1,134,708
24,345	Pool #967065, 5.500%, 12/01/2037	26,377
61,381	Pool #889667, 5.500%, 06/01/2038	66,447
55,770	Pool #929628, 5.500%, 06/01/2038	60,373
28,107	Pool #889685, 5.500%, 07/01/2038	30,427
2,363,333	Pool #995243, 4.500%, 08/01/2038	2,453,042
551,978	Pool #AD0835, 6.000%, 09/01/2038	608,419
966,377	Pool #AD0095, 6.000%, 11/01/2038	1,063,380
88,937	Pool #AA5357, 4.500%, 04/01/2039	92,618
172,514	Pool #AA9795, 4.500%, 07/01/2039	179,925
131,678	Pool #935532, 4.500%, 08/01/2039	137,335
388,122	Pool #AC5082, 4.500%, 10/01/2039	404,795
1,033,471	Pool #AE0393, 5.500%, 10/01/2039	1,120,263
165,240	Pool #AC6651, 4.500%, 12/01/2039	172,339
184,511	Pool #AC5007, 4.500%, 01/01/2040	192,438
241,021	Pool #AC6752, 4.500%, 01/01/2040	251,375
48,132	Pool #AD6839, 5.000%, 06/01/2040	51,246
66,139	Pool #AD6845, 5.000%, 06/01/2040	70,418
49,273	Pool #AD6848, 5.000%, 06/01/2040	52,461
262,195	Pool #AD6896, 5.000%, 06/01/2040	279,157
188,777	Pool #AD6940, 4.500%, 06/01/2040	196,886
92,900	Pool #AD8457, 5.000%, 06/01/2040	98,910
25,303	Pool #AD8850, 5.000%, 06/01/2040	26,933
33,077	Pool #AC2476, 5.000%, 07/01/2040	35,216
92,338	Pool #AC9032, 5.000%, 07/01/2040	98,311
48,259	Pool #AD2748, 5.000%, 07/01/2040	51,381
129,706	Pool #AD5163, 5.000%, 07/01/2040	138,097
23,661	Pool #AD5829, 5.000%, 07/01/2040	25,191
47,181	Pool #AD6856, 5.000%, 07/01/2040	50,234

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
	Federal National Mortgage Association (Continued)
$427,402	Pool #AD9201, 5.000%, 07/01/2040	$455,051
30,257	Pool #AD9223, 5.000%, 07/01/2040	32,215
29,150	Pool #AD9521, 5.000%, 07/01/2040	31,036
26,014	Pool #AD9945, 5.000%, 07/01/2040	27,696
593,351	Pool #AA4728, 5.000%, 08/01/2040	631,737
41,329	Pool #AD7433, 5.000%, 08/01/2040	44,003
172,388	Pool #AE1430, 5.000%, 08/01/2040	183,540
306,994	Pool #AE1662, 5.000%, 08/01/2040	326,854
1,611,347	Pool #MA0500, 5.000%, 08/01/2040	1,715,590
148,353	Pool #AD1877, 5.000%, 09/01/2040	157,951
277,287	Pool #AD8986, 5.000%, 09/01/2040	295,225
218,412	Pool #AD8996, 5.000%, 09/01/2040	232,542
376,781	Pool #AE1740, 5.000%, 09/01/2040	401,156
364,265	Pool #AE3258, 5.000%, 09/01/2040	387,831
781,382	Pool #AE3985, 5.000%, 09/01/2040	831,932
141,249	Pool #AE4206, 5.000%, 09/01/2040	151,005
390,713	Pool #AE4287, 3.500%, 09/01/2040	374,238
3,216,560	Pool #MA0545, 5.000%, 09/01/2040	3,424,647
488,788	Pool #AB1796, 3.500%, 11/01/2040	468,177
2,990,284	Pool #AE0828, 3.500%, 02/01/2041	2,864,191
1,995,473	Pool #AE0937, 3.500%, 02/01/2041	1,911,329
197,759	Pool #AH5646, 3.500%, 02/01/2041	189,420
1,993,493	Pool #AE0981, 3.500%, 03/01/2041	1,909,433
594,853	Pool #AH8824, 4.000%, 03/01/2041	595,879
597,423	Pool #AH8927, 4.500%, 03/01/2041	619,214
1,983,175	Pool #AL0147, 4.000%, 04/01/2041	1,990,932
2,975,836	Pool #AI1937, 5.000%, 05/01/2041	3,172,070
8,997,957	Pool #889579, 6.000%, 05/01/2038	9,901,154
5,000,000	Pool #TBA, 4.000%, 07/01/2040 (c)	5,001,560

Principal Amount		Value

	Government National Mortgage Association
$3,509,450	Pool #783046X, 4.000%, 08/15/2040	$3,583,111
988,933	Pool #737912X, 3.500%, 01/15/2041	961,737
3,000,000	Pool #TBA, 5.000%, 07/01/2039 (c)	3,254,532
2,000,000	Pool #TBA, 4.500%, 07/15/2041 (c)	2,111,250

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $87,721,204)	88,237,755

	MUNICIPAL BONDS - 1.84%
250,000	American Municipal Power, Inc., Series E, Revenue Bond,
	6.270%, 02/15/2050	250,648
	California, GO,
615,000	7.950%, 03/01/2036 (Callable at $100.00 on 03/01/2020)	670,682
85,000	7.550%, 04/01/2039	97,356
215,000	7.300%, 10/01/2039	238,594
150,000	7.350%, 11/01/2039	167,421
1,075,000	7.625%, 03/01/2040	1,238,625
	Illinois, GO,
200,000	3.321%, 01/01/2013	203,908
275,000	7.350%, 07/01/2035 (a)	292,661
900,000	Wisconsin General Fund Annual Appropriation, Series A, Revenue Bond,
	4.800%, 05/01/2013	964,719

	Total Municipal Bonds (Cost $3,856,446)	4,124,614

	U.S. GOVERNMENT AGENCY ISSUES - 3.35%
	Federal Home Loan Mortgage Corp.
490,000	2.500%, 01/07/2014	511,862
3,400,000	1.375%, 02/25/2014 (a)	3,451,990
200,000	6.750%, 03/15/2031	257,079
200,000	Federal National Mortgage Association
	6.625%, 11/15/2030	253,379
2,000,000	Financing Corp.
	10.350%, 08/03/2018	2,949,456
80,000	Tennessee Valley Authority
	5.250%, 09/15/2039	85,024

	Total U.S. Government Agency Issues (Cost $7,285,072)	7,508,790

	U.S. TREASURY OBLIGATIONS - 26.62%
	U.S. Treasury Bonds - 3.02%
300,000	4.500%, 02/15/2036	310,078
2,160,000	4.375%, 11/15/2039 (a)	2,161,350
4,400,000	4.250%, 11/15/2040 (a)	4,301,687
	U.S. Treasury Notes - 23.60%
7,880,000	1.750%, 08/15/2012 (a)	8,012,975
1,800,000	0.625%, 01/31/2013 (a)	1,807,384
5,200,000	0.750%, 03/31/2013 (a)	5,231,283
7,200,000	0.625%, 04/30/2013 (a)	7,226,971
5,200,000	1.250%, 02/15/2014 (a)(d)	5,277,189
3,700,000	1.250%, 10/31/2015 (a)	3,669,360

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Principal Amount		Value

	U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Notes (Continued)
$8,300,000	2.000%, 04/30/2016 (a)	$8,427,131
1,300,000	1.500%, 06/30/2016	1,284,357
9,160,000	3.625%, 02/15/2021 (a)	9,552,881
600,000	3.125%, 05/15/2021 (a)	598,408
1,800,000	2.498%,06/30/2018	1,785,867

	Total U.S. Treasury Obligations (Cost $58,913,140)	59,646,921

Number of Shares
	SHORT-TERM INVESTMENTS - 8.62%
	Money Market Fund - 8.62%
19,326,566	Federated Prime Obligations Fund
	Effective Yield, 0.09%, 01/01/2050	19,326,566

	Total Short-Term Investments (Cost $19,326,566)	19,326,566

Number of Shares		Value

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.15%
	Money Market Fund - 33.15%
$74,300,530	Mount Vernon Prime Portfolio
	Effective Yield, 0.197%	$74,300,530
	Total Investments Purchased with Proceeds from Securities Lending (Cost $74,300,530)	74,300,530

	Total Investments (Cost $322,281,471) - 146.00%	327,196,996
	Liabilities in Excess of Other Assets - (46.00)%	(103,094,422)

	TOTAL NET ASSETS - 100.00%	$224,102,574

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2011.
(c)	Security purchased on a when-issued basis. On June 30, 2011, the total value of the investments purchased on a when-issued basis was $11,402,185, or 5.09% of total net assets.
(d)	Partially assigned as collateral for certain future contracts.

SCHEDULE OF FORWARD SALE COMMITMENTS

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal Home Loan Mortgage Corp., Pool #TBA, 4.50%, 07/15/2040	$1,000,000	7/14/2011	$1,037,031	$1,033,281
Federal National Mortgage Association, Pool #TBA, 5.00%, 07/15/2026	1,000,000	7/19/2011	1,072,188	1,072,969
Federal National Mortgage Association, Pool #TBA, 3.50%, 08/15/2040	1,000,000	8/11/2011	960,469	954,062
Federal National Mortgage Association, Pool #TBA, 3.50%, 07/15/2041	6,000,000	7/14/2011	5,810,781	5,739,372
Federal National Mortgage Association, Pool #TBA, 5.00%, 07/15/2041	8,000,000	7/14/2011	8,518,281	8,501,248

	$17,000,000		$17,398,750	$17,300,932

SCHEDULE OF OPEN FUTURES CONTRACTS

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciaton (Deppreciation)
U.S. Treasury 2 Year Note Futures	6	$1,316,063	Sep-11	$2,298
U.S. Treasury 5 Year Note Futures	18	2,145,516	Sep-11	5,454
U.S. Treasury Ultra Bond Futures	3	378,750	Sep-11	(5,149)

				$2,603

See notes to financial statements.

Genworth Enhanced Small Cap Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 104.23%
	Investment Companies - 104.23%
2,980	iShares Morningstar Small Core Index Fund	$285,588
3,087	iShares Morningstar Small Growth Index Fund	285,548
3,318	iShares Morningstar Small Value Index Fund (a)	284,585
22,532	iShares Russell 2000 Growth Index Fund (a)	2,137,160
54,993	iShares Russell 2000 Index Fund (a)	4,553,420
27,188	iShares Russell 2000 Value Index Fund (a)	1,995,871
1,774	iShares S&P Small Cap 600 Growth Index Fund (a)	142,683
3,846	iShares S&P Small Cap 600 Value Index Fund (a)	285,642
4,042	SPDR Dow Jones Small Cap ETF	285,074
2,363	SPDR Dow Jones Small Cap Growth ETF	285,641
2,006	SPDR Dow Jones Small Cap Value ETF	142,948
36,516	Vanguard Small Cap ETF	2,851,535
3,319	Vanguard Small Cap Growth ETF	285,102
4,063	Vanguard Small Cap Value ETF	284,735

	Total Investment Companies (Cost $12,365,866)	14,105,532

	SHORT-TERM INVESTMENTS - 1.11%
	Money Market Fund - 1.11%
150,874	Federated Prime Obligations Fund Effective Yield, 0.090%	150,874

	Total Short-Term Investments (Cost $150,874)	150,874

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 42.66%
	Money Market Fund - 42.66%
5,773,439	Mount Vernon Prime Portfolio Effective Yield, 0.197%	5,773,439

	Total Investments Purchased with Proceeds from Securities Lending (Cost $5,773,439)	5,773,439

	Total Investments (Cost $18,290,179) - 148.00%	20,029,845
	Liabilities in Excess of Other Assets - (48.00)%	(6,496,071)

	TOTAL NET ASSETS - 100.00%	$13,533,775

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Enhanced International Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.13%
	Investment Companies - 99.13%
19,393	iShares MSCI Australia Index Fund (a)	$505,188
47,619	iShares MSCI EAFE Growth Index Fund	3,002,854
108,361	iShares MSCI EAFE Index Fund	6,516,831
76,832	iShares MSCI EAFE Value Index Fund	4,022,155
9,144	iShares MSCI France Index Fund	252,740
9,351	iShares MSCI Germany Index Fund (a)	251,448
13,538	iShares MSCI Hong Kong Index Fund (a)	250,724
119,354	iShares MSCI Japan Index Fund (a)	1,244,862
11,698	iShares MSCI Netherlands Index Fund	252,211
18,220	iShares MSCI Singapore Index Fund	250,161
7,944	iShares MSCI Sweden Index Fund	252,460
37,533	iShares MSCI Switzerland Index Fund (a)	998,753
42,233	iShares MSCI United Kingdom Index Fund (a)	752,170
164,664	Vanguard Europe Pacific ETF	6,270,405

	Total Investment Companies (Cost $22,103,423)	24,822,962

	SHORT-TERM INVESTMENTS - 2.06%
	Money Market Fund - 2.06%
515,316	Federated Prime Obligations Fund Effective Yield, 0.090%	515,316

	Total Short-Term Investments (Cost $515,316)	515,316

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.23%
	Money Market Fund - 10.23%
2,560,500	Mount Vernon Prime Portfolio Effective Yield, 0.197%	2,560,500

	Total Investments Purchased with Proceeds from Securities Lending (Cost $2,560,500)	2,560,500

	Total Investments (Cost $25,179,239) - 111.42%	27,898,778
	Liabilities in Excess of Other Assets - (11.42)%	(2,859,434)

	TOTAL NET ASSETS - 100.00%	$25,039,344

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth 40/60 Index Allocation Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.11%
	Investment Companies - 98.11%
122,671	iShares Barclays Aggregate Bond Fund	$13,085,315
58,319	iShares MSCI EAFE Index Fund	3,507,305
5,252	iShares Russell 2000 Growth Index Fund (a)	498,152
12,016	iShares Russell 2000 Index Fund (a)	994,925
6,790	iShares Russell 2000 Value Index Fund	498,454
14,359	iShares S&P 500 Growth Index Fund (a)	997,663
26,346	iShares S&P 500 Index Fund (a)	3,488,737
24,103	iShares S&P 500 Value Index Fund	1,494,386
8,962	iShares S&P Midcap 400 Growth Index Fund (a)	994,334
25,418	iShares S&P Midcap 400 Index Fund (a)	2,483,339
5,918	iShares S&P Midcap 400 Value Index Fund (a)	497,408
43,683	SPDR Barclays Capital Aggregate Bond Fund (a)	2,463,284
34,003	SPDR S&P 500 Fund (a)	4,487,376
160,922	Vanguard Total Bond Market ETF (a)	13,060,430

	Total Investment Companies (Cost $46,124,938)	48,551,108

	SHORT-TERM INVESTMENTS - 2.45%
	Money Market Fund - 2.45%
1,213,691	Federated Prime Obligations Fund Effective Yield, 0.090%	1,213,691

	Total Short-Term Investments (Cost $1,213,691)	1,213,691

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 40.54%
	Money Market Fund - 40.54%
20,061,382	Mount Vernon Prime Portfolio Effective Yield, 0.197%	20,061,382

	Total Investments Purchased with Proceeds from Securities Lending (Cost $20,061,382)	20,061,382

	Total Investments (Cost $67,400,011) - 141.10%	69,826,181
	Liabilities in Excess of Other Assets - (41.10)%	(20,340,804)

	TOTAL NET ASSETS - 100.00%	$49,485,377

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth 60/40 Index Allocation Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.08%
	Investment Companies - 98.08%
102,082	iShares Barclays Aggregate Bond Fund	$10,889,086
104,985	iShares MSCI EAFE Index Fund	6,313,798
13,236	iShares Russell 2000 Growth Index Fund (a)	1,255,435
37,856	iShares Russell 2000 Index Fund (a)	3,134,477
8,556	iShares Russell 2000 Value Index Fund	628,096
27,141	iShares S&P 500 Growth Index Fund (a)	1,885,757
52,171	iShares S&P 500 Index Fund (a)	6,908,484
40,498	iShares S&P 500 Value Index Fund	2,510,876
11,293	iShares S&P Midcap 400 Growth Index Fund (a)	1,252,958
51,249	iShares S&P Midcap 400 Index Fund (a)	5,007,027
7,457	iShares S&P Midcap 400 Value Index Fund (a)	626,761
33,028	SPDR Barclays Capital Aggregate Bond Fund (a)	1,862,449
61,892	SPDR S&P 500 Fund (a)	8,167,887
133,913	Vanguard Total Bond Market ETF (a)	10,868,379

	Total Investment Companies (Cost $57,068,234)	61,311,470

	SHORT-TERM INVESTMENTS - 1.76%
	Money Market Fund - 1.76%
1,103,297	Federated Prime Obligations Fund Effective Yield, 0.090%	1,103,297

	Total Short-Term Investments (Cost $1,103,297)	1,103,297

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.97%
	Money Market Fund - 30.97%
19,356,938	Mount Vernon Prime Portfolio Effective Yield, 0.197%	19,356,938

	Total Investments Purchased with Proceeds from Securities Lending (Cost $19,356,938)	19,356,938

	Total Investments (Cost $77,528,469) - 130.81%	81,771,705
	Liabilities in Excess of Other Assets - (30.81)%	(19,262,142)

	TOTAL NET ASSETS - 100.00%	$62,509,564

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.16%
	Affiliated Investment Companies - 98.16%
170,761	Genworth Calamos Growth Fund - Institutional Shares (a)	$2,244,672
373,068	Genworth Davis NY Venture Fund - Institutional Shares (a)	3,944,972
365,236	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	3,391,033
519,150	Genworth Enhanced International Index Fund - Institutional Shares (a)	5,658,632
415,262	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	5,621,405
1,945,628	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	21,175,824
205,703	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	2,240,434
733,808	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	6,734,006
368,398	Genworth PYRAMIS® Small/Mid Cap Core Fund - Institutional Shares (a)	3,960,501

	Total Investment Companies (Cost $52,469,939)	54,971,479

	SHORT-TERM INVESTMENTS - 1.96%
	Money Market Fund - 1.96%
1,095,349	Federated Prime Obligations Fund Effective Yield, 0.090%	1,095,349

	Total Short-Term Investments (Cost $1,095,349)	1,095,349

	Total Investments (Cost $53,565,288) - 100.12%	56,066,828
	Liabilities in Excess of Other Assets - (0.12)%	(64,905)

	TOTAL NET ASSETS - 100.00%	$56,001,923

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund

See notes to financial statements.

Genworth Growth Allocation Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.16%
	Affiliated Investment Companies - 98.16%
250,223	Genworth Calamos Growth Fund - Institutional Shares (a)	$3,289,210
376,360	Genworth Davis NY Venture Fund - Institutional Shares (a)	3,979,778
568,229	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	5,275,720
729,362	Genworth Enhanced International Index Fund - Institutional Shares (a)	7,949,896
583,812	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	7,903,062
1,678,401	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	18,267,386
301,300	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	3,281,639
930,242	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	8,536,647
553,359	Genworth PYRAMIS® Small/Mid Cap Core Fund - Institutional Shares (a)	5,948,939

	Total Investment Companies (Cost $61,006,316)	64,432,277

	SHORT-TERM INVESTMENTS - 1.90%
	Money Market Fund - 1.90%
1,244,176	Federated Prime Obligations Fund Effective Yield, 0.090%	1,244,176

	Total Short-Term Investments (Cost $1,244,176)	1,244,176

	Total Investments (Cost $62,250,492) - 100.06%	65,676,453
	Liabilities in Excess of Other Assets - (0.06)%	(37,513)

	TOTAL NET ASSETS - 100.00%	$65,638,940

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF ASSETS & LIABILITIES

June 30, 2011 (Unaudited)

	Genworth Calamos Growth Fund	Genworth PYRAMIS® Small/Mid Cap Core Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason ClearBridge Aggressive Growth Fund
ASSETS:
Investments, at value (cost $34,641,639, $83,702,715, $27,430,529, $69,537,171, and $43,126,017, respectively1)	$42,705,465	$89,383,529	$30,519,391	$84,432,086	$75,766,856
Cash	—	4,435	—	—	—
Income receivable	9,916	40,832	39,709	119,486	7,090
Receivable for dividend reclaims	—	—	7,410	8,588	—
Receivable for investment securities sold	338,849	1,142,615	152,887	228,617	367,539
Receivable for fund shares sold	2,403,557	18,327	82,896	363	2,364,475
Receivable from investment advisor	15,340	2,933	27,227	3,168	—
Other assets	2,982	6,714	2,194	6,546	6,420
Total assets	45,476,109	90,599,385	30,831,714	84,798,854	78,512,380

LIABILITIES:
Payable for collateral on securities loaned	11,078,784	18,758,506	5,889,539	15,467,612	14,755,758
Payable for investment securities purchased	253,846	1,266,687	35,366	—	—
Payable for fund shares redeemed	7,599	4,083,143	1,857,915	2,281,460	56,539
Payable to investment advisor	—	—	—	—	8,798
Other accrued expenses	85,705	125,818	75,611	129,273	296,468
Total liabilities	11,425,934	24,234,154	7,858,431	17,878,345	15,117,563
NET ASSETS	$34,050,175	$66,365,231	$22,973,283	$66,920,509	$63,394,817

NET ASSETS CONSIST OF:
Capital stock	$23,336,481	$45,032,339	$19,737,493	$49,730,753	$26,867,701
Unrealized appreciation on:
Investments	8,063,826	5,680,814	3,088,862	14,894,915	32,640,839
Foreign currencies	—	—	772	375	—
Accumulated undistributed net investment income (loss)	(108,318)	(139,990)	109,908	402,574	(150,462)
Accumulated undistributed net realized gain	2,758,186	15,792,068	36,248	1,891,892	4,036,739
NET ASSETS	$34,050,175	$66,365,231	$22,973,283	$66,920,509	$63,394,817

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	420,984	921,757	749,428	933,465	507,003
Net assets	5,533,844	9,909,395	7,924,315	8,666,781	5,521,976

Net asset value, offering and redemption price per share	$13.15	$10.75	$10.57	$9.28	$10.89

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	2,185,496	5,188,606	1,412,223	6,192,565	5,311,300
Net assets	28,516,331	56,455,836	15,048,968	58,253,728	57,872,841
Net asset value, offering and redemption price per share	$13.05	$10.88	$10.66	$9.41	$10.90

[1]Includes loaned securities with a market value of:	$10,795,329	$18,160,440	$5,769,875	$15,143,055	$14,431,918

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF ASSETS & LIABILITIES (Continued)

June 30, 2011 (Unaudited)

	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
ASSETS:
Investments, at value (cost $179,273,780 and $322,281,471, respectively)[1]	$188,479,028	$327,196,996
Repurchase agreements (cost $58,435,375 and $0, respectively)	58,435,375	—
Cash	775,082	5,133
Foreign currencies (cost $1,135,042 and $0, respectively)	1,136,002	—
Deposits with brokers for open futures contracts	2,000	—
Appreciation on forward currency contracts	136,587	—
Appreciation on swap agreements	2,168,801	—
Variation margin on futures contracts	1,533,016	—
Income receivable	1,057,545	1,555,516
Receivable for investment securities sold	7,952,474	46,545,866
Receivable for fund shares sold	4,313,805	—
Swap premiums paid	1,963,667	—
Other assets	15,402	17,882
Total assets	267,968,784	375,321,393

LIABILITIES:
Options written, at value (cost $477,407 and $0, respectively)	496,464	—
Forward sale commitments (proceeds $433,000 and $17,398,750, respectively)	431,750	17,300,932
Variation margin on futures contracts	—	11,765
Depreciation on forward currency contracts	138,959	—
Depreciation on swap agreements	2,981,988	—
Swap premiums received	1,531,208	—
Payable to broker for open swap agreements	960,000	—
Income payable	54,123	—
Payable for collateral on securities loaned	19,443,652	74,300,530
Payable for investment securities purchased	9,612,539	58,947,961
Payable for fund shares redeemed	1,352	298,253
Payable to investment advisor	30,767	19,831
Other accrued expenses	357,133	339,547
Total liabilities	36,039,935	151,218,819
NET ASSETS	$231,928,849	$224,102,574

NET ASSETS CONSIST OF:
Capital stock	$191,047,960	$221,822,988
Unrealized appreciation (depreciation) on:
Investments	9,205,248	4,915,525
Foreign currencies	2,773	—
Forward currency contracts	(2,372)	—
Forward sale commitments	1,250	97,818
Futures contracts	6,863,451	2,603
Swap contracts	(813,187)	—
Written options	(19,057)	—
Accumulated undistributed net investment income	5,441,333	2,066,356
Accumulated undistributed net realized gain (loss)	20,201,450	(4,802,716)
NET ASSETS	$231,928,849	$224,102,574

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	1,664,050	3,624,029
Net assets	15,270,665	39,443,458
Net asset value, offering and redemption price per share	$9.18	$10.88

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	23,352,948	16,819,503
Net assets	216,658,184	184,659,116
Net asset value, offering and redemption price per share	$9.28	$10.98

[1]Includes loaned securities with a market value of:	$19,022,344	$72,664,916

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF ASSETS & LIABILITIES (Continued)

June 30, 2011 (Unaudited)

	Genworth Enhanced Small Cap Index Fund	Genworth Enhanced International Index Fund	Genworth 40/60 Index Allocation Fund	Genworth 60/40 Index Allocation Fund	Genworth Moderate Allocation Fund	Genworth Growth Allocation Fund
ASSETS:
Investments, at value (cost $18,290,179, $25,179,239, $67,400,011, $77,528,469, $1,095,349, and $1,244,176, respectively)[1]	$20,029,845	$27,898,778	$69,826,181	$81,771,705	$1,095,349	$1,244,176
Investments in affiliates, at value (cost $0, $0, $0, $0 $52,469,939 and $61,006,316, respectively)	—	—	—	—	54,971,479	64,432,277
Income receivable	16	23	21,103	38,806	87	104
Receivable for investment securities sold	2,987,497	202,034	2,516,732	2,732,769	3,992,019	5,243,721
Receivable for fund shares sold	2,898	40	12,053	16,279	—	—
Receivable from investment advisor	12,342	10,492	22,821	23,760	29,773	32,447
Other assets	2,241	5,737	4,627	5,176	2,845	2,951
Total assets	23,034,839	28,117,104	72,403,517	84,588,495	60,091,552	70,955,676

LIABILITIES:
Payable for collateral on securities loaned	5,773,439	2,560,500	20,061,382	19,356,938	—	—
Payable for investment securities purchased	3,010,367	420,353	2,754,993	2,608,838	3,975,784	5,185,503
Payable for fund shares redeemed	686,555	35,407	470	871	6,449	16,924
Other accrued expenses	30,703	61,500	101,295	112,284	107,396	114,309
Total liabilities	9,501,064	3,077,760	22,918,140	22,078,931	4,089,629	5,316,736
NET ASSETS	$13,533,775	$25,039,344	$49,485,377	$62,509,564	$56,001,923	$65,638,940

NET ASSETS CONSIST OF:
Capital stock	$11,641,918	$26,437,204	$46,323,478	$57,764,423	$52,779,655	$61,466,832
Unrealized appreciation on:
Investments	1,739,666	2,719,539	2,426,170	4,243,236	—	—
Investments in affiliates	—	—	—	—	2,501,540	3,425,961
Accumulated undistributed net investment income (loss)	15,423	271,373	395,738	442,448	(164,869)	(182,038)
Accumulated undistributed net realized gain (loss)	136,768	(4,388,772)	339,991	59,457	885,597	928,185
NET ASSETS	$13,533,775	$25,039,344	$49,485,377	$62,509,564	$56,001,923	$65,638,940

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	1,000,131	1,250,093	n/a	n/a	n/a	n/a
Net assets	13,533,775	13,626,013	n/a	n/a	n/a	n/a
Net asset value, offering and redemption price per share	$13.53	$10.90	n/a	n/a	n/a	n/a

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	n/a	1,040,132	4,377,066	5,377,680	5,054,063	5,569,962
Net assets	n/a	11,413,331	49,485,377	62,509,564	56,001,923	65,638,940
Net asset value, offering and redemption price per share	n/a	$10.97	$11.31	$11.62	$11.08	$11.78

[1]Includes loaned securities with a market value of:	5,692,155	2,495,021	19,696,695	19,038,634	—	—

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2011 (Unaudited)

	Genworth Calamos Growth Fund	Genworth PYRAMIS® Small/Mid Cap Core Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason ClearBridge Aggressive Growth Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $3,908, $117, $7,373, $9,771, $0, respectively)	$104,065	$259,051	$226,458	$767,929	$0
Interest income	263	737	682	838	392

Total investment income	104,328	259,788	227,140	768,767	392

EXPENSES:
Investment advisory fees	118,158	207,393	60,639	170,032	135,765
Administrative service fees—Service Shares	35,428	70,268	18,358	72,656	71,562
Distribution (12b-1) fees—Service Shares	35,428	70,268	18,358	72,656	71,562
Legal fees	13,125	26,117	6,258	20,934	18,141
Audit and tax fees	12,623	14,128	12,623	14,118	14,661
Administration fees	8,492	16,898	6,081	16,645	14,600
Fund accounting fees	6,676	13,463	9,716	12,478	10,702
Custody fees	6,671	13,682	12,437	9,863	6,498
Transfer agent fees and expenses	4,834	5,941	4,764	6,039	5,901
Reports to shareholders	3,473	7,803	2,239	7,568	6,899
Trustees’ fees and expenses	2,179	5,011	1,786	4,784	4,211
Compliance fees	905	1,810	543	1,810	1,629
Insurance fees	848	1,656	408	1,652	1,592
Dividend expense (net of withholding tax of $0, $0, $0, $0, $(3,193), respectively)	—	—	—	—	99,213
Total expenses	248,840	454,438	154,210	411,235	462,936
Less reimbursement by Advisor	(28,029)	(33,860)	(36,713)	(40,136)	(31,579)
Less securities lending credit	(8,165)	(20,800)	(1,950)	(4,745)	(8,000)
Net expenses	212,646	399,778	115,547	366,354	423,357

Net investment income (loss)	$(108,318)	$(139,990)	$111,593	$402,413	$(422,965)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,647,290	3,662,911	209,065	2,208,839	2,296,592
Foreign currencies	—	—	(614)	747	—
Total	2,647,290	3,662,911	208,451	2,209,586	2,296,592
Net change in unrealized appreciation (depreciation) on:
Investments	(108,399)	215,572	202,984	(877,524)	5,098,019
Foreign currencies	—	—	165	(200)	—
Total	(108,399)	215,572	203,149	(877,724)	5,098,019
Net realized and unrealized gain	2,538,891	3,878,483	411,600	1,331,862	7,394,611
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,430,573	$3,738,493	$523,193	$1,734,275	$6,971,646

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended June 30, 2011 (Unaudited)

	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
INVESTMENT INCOME:
Dividend income	$—	$0
Interest income	3,669,940	3,046,444

Total investment income	3,669,940	3,046,444

EXPENSES:
Investment advisory fees	397,183	339,285
Administrative service fees - Service Shares	270,796	235,580
Distribution (12b-1) fees - Service Shares	270,796	235,580
Legal fees	80,900	78,377
Audit and tax fees	22,796	19,240
Administration fees	52,735	55,752
Fund accounting fees	77,195	59,350
Custody fees	31,513	22,438
Transfer agent fees and expenses	11,716	11,347
Reports to shareholders	22,707	23,020
Trustees’ fees and expenses	17,181	16,369
Compliance fees	6,218	5,926
Insurance fees	5,934	5,538
Total expenses	1,267,670	1,107,802
Less reimbursement by Advisor	(140,163)	(92,279)
Less securities lending credit	(18,510)	(35,435)
Net expenses	1,108,997	980,088

Net investment income	$2,560,943	$2,066,356

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,099,723	719,582
Foreign currencies	45,537	—
Forward currency contracts	(260,623)	—
Forward sale commitments	(568,852)	7,695
Futures contracts	8,622,766	(61,031)
Securities sold short	(114,684)	—
Swap contracts	819,425	—
Written options	194,744	—
Total	9,838,036	666,246
Net change in unrealized appreciation (depreciation) on:
Investments	(538,967)	2,053,173
Foreign currencies	3,751	—
Forward currency contracts	(31,391)	—
Forward sale commitments	27,578	97,818
Futures contracts	2,464,459	165,171
Swap contracts	1,193,159	—
Written options	214,530	—
Total	3,333,119	2,316,162
Net realized and unrealized gain	13,171,155	2,982,408
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,732,098	$5,048,764

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended June 30, 2011 (Unaudited)

	Genworth Enhanced Small Cap Index Fund	Genworth Enhanced International Index Fund	Genworth 40/60 Index Allocation Fund	Genworth 60/40 Index Allocation Fund	Genworth Moderate Allocation Fund	Genworth Growth Allocation Fund
INVESTMENT INCOME:
Dividend income	$31,001	$333,566	$555,858	$641,192	$—	$—
Interest income	169	223	787	1,076	807	963

Total investment income	31,170	333,789	556,645	642,268	807	963

EXPENSES:
Investment advisory fees	4,947	9,057	23,663	29,386	13,285	15,458
Administrative service fees - Service Shares	—	14,305	59,158	73,467	66,428	77,290
Distribution (12b-1) fees - Service Shares	—	14,305	59,158	73,467	66,428	77,290
Legal fees	3,337	8,458	15,358	16,511	16,236	17,252
Audit and tax fees	5,698	6,382	5,722	6,174	5,722	5,722
Administration fees	5,566	14,353	20,813	25,083	22,634	25,421
Fund accounting fees	4,108	11,643	14,791	17,471	15,428	17,260
Custody fees	4,869	5,020	6,779	8,313	13,180	14,728
Transfer agent fees and expenses	2,966	6,446	3,059	2,987	2,999	3,037
Reports to shareholders	1,595	1,515	5,368	7,021	6,142	7,298
Trustees’ fees and expenses	975	2,010	2,653	3,724	3,271	3,903
Compliance fees	274	590	1,267	1,313	1,207	1,267
Insurance fees	191	396	653	643	643	408
Total expenses	34,526	94,480	218,442	265,560	233,603	266,334
Less reimbursement by Advisor	(5,476)	(398)	(42,788)	(47,491)	(63,548)	(74,655)
Less securities lending credit	(11,240)	(31,660)	(14,745)	(18,240)	—	—
Net expenses	17,810	62,422	160,909	199,829	170,055	191,679

Net investment income (loss)	$13,360	$271,367	$395,736	$442,439	($169,248)	($190,716)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	145,326	186,788	414,178	198,213	—	—
Investments in affiliates	—	—	—	—	(1,886)	(43,013)
Total	145,326	186,788	414,178	198,213	(1,886)	(43,013)
Net change in unrealized appreciation on:
Investments	583,765	644,721	826,282	1,742,025	—	—
Investments in affiliates	—	—	—	—	2,075,231	2,660,739
Total	583,765	644,721	826,282	1,742,025	2,075,231	2,660,739
Net realized and unrealized gain	729,091	831,509	1,240,460	1,940,238	2,073,345	2,617,726
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$742,451	$1,102,876	$1,636,196	$2,382,677	$1,904,097	$2,427,010

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Genworth Calamos Growth Fund		Genworth PYRAMIS® Small/Mid Cap Core Fund
	Period Ended June 30, 2011	Year Ended December 31, 2010	Period Ended June 30, 2011	Year Ended December 31, 2010
OPERATIONS:	(unaudited )		(unaudited )
Net investment income (loss)	$(108,318)	$(197,673)	$(139,990)	$685,920
Net realized gain on investment transactions	2,647,290	1,249,786	3,662,911	16,017,322
Change in unrealized appreciation (depreciation) on investments	(108,399)	6,732,462	215,572	(2,599,228)
Net increase in net assets resulting from operations	2,430,573	7,784,575	3,738,493	14,104,014

CAPITAL SHARE TRANSACTIONS:
Institutional Shares:
Shares sold	3,362,918	4,649,332	4,819,161	8,099,167
Shares issued to holders in reinvestment of dividends	—	15,229	—	553,795
Shares redeemed	(1,243,035)	(2,161,581)	(4,564,958)	(199,660)

Net increase	2,119,883	2,502,980	254,203	8,453,302
Service Shares:
Shares sold	923,147	55,422,039	3,129,619	24,818,582
Shares issued to holders in reinvestment of dividends	—	152,199	—	3,274,032
Shares redeemed	(3,610,475)	(41,361,984)	(6,686,117)	(15,354,460)

Net increase (decrease)	(2,687,328)	14,212,254	(3,556,498)	12,738,154

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Institutional Shares	—	—	—	(149,218)
Net investment income - Service Shares	—	—	—	(505,627)
Net realized gains - Institutional Shares	—	(15,229)	—	(404,577)
Net realized gains - Service Shares	—	(152,199)	—	(2,768,405)

Total dividends and distributions	—	(167,428)	—	(3,827,827)

INCREASE IN NET ASSETS	1,863,128	24,332,381	436,198	31,467,643

NET ASSETS:
Beginning of period	$32,187,047	$7,854,666	$65,929,033	$34,461,390
End of period (including undistributed net investment income (loss) of $(108,318), $0, $(139,990) and $0, respectively)	$34,050,175	$32,187,047	$66,365,231	$65,929,033

CHANGES IN SHARES OUTSTANDING:
Institutional Shares:
Shares sold	259,530	455,344	460,076	848,954
Shares issued to holders in reinvestment of dividends	—	1,242	—	54,170
Shares redeemed	(97,898)	(201,638)	(423,487)	(22,324)

Net increase	161,632	254,948	36,589	880,800
Service Shares:
Shares sold	73,591	5,925,740	295,403	2,844,678
Shares issued to holders in reinvestment of dividends	—	12,475	—	315,597
Shares redeemed	(284,822)	(4,343,603)	(617,544)	(1,543,538)

Net increase (decrease)	(211,231)	1,594,612	(322,141)	1,616,737

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Davis NY Venture Fund		Genworth Eaton Vance Large Cap Value Fund
	Period Ended June 30, 2011	Year Ended December 31, 2010	Period Ended June 30, 2011	Year Ended December 31, 2010
OPERATIONS:	(unaudited )		(unaudited )
Net investment income	$111,593	$71,835	$402,413	$570,453
Net realized gain on investment transactions	208,451	123,505	2,209,586	5,361,191
Change in unrealized appreciation (depreciation) on investments	203,149	1,657,427	(877,724)	(1,264,110)
Net increase in net assets resulting from operations	523,193	1,852,767	1,734,275	4,667,534

CAPITAL SHARE TRANSACTIONS:
Institutional Shares:
Shares sold	2,653,713	7,748,600	4,031,723	6,783,696
Shares issued to holders in reinvestment of dividends	—	59,633	—	389,602
Shares redeemed	(3,076,454)	(388,682)	(2,811,627)	(113,368)

Net increase (decrease)	(422,741)	7,419,551	1,220,096	7,059,930
Service Shares:
Shares sold	5,588,887	3,320,838	860,887	7,391,105
Shares issued to holders in reinvestment of dividends	—	4,277	—	2,839,563
Shares redeemed	(1,648,438)	(2,110,387)	(2,926,855)	(39,678,823)

Net increase (decrease)	3,940,449	1,214,728	(2,065,968)	(29,448,155)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Institutional Shares	—	(59,633)	—	(118,873)
Net investment income - Service Shares	—	(4,277)	—	(456,631)
Net realized gains - Institutional Shares	—	—	—	(270,729)
Net realized gains - Service Shares	—	—	—	(2,382,932)

Total dividends and distributions	—	(63,910)	—	(3,229,165)

INCREASE (DECREASE) IN NET ASSETS	4,040,901	10,423,136	888,403	(20,949,856)

NET ASSETS:
Beginning of period	$18,932,382	$8,509,246	$66,032,106	$86,981,962
End of period (including undistributed net investment income (loss) of $109,908, $(1,685), $402,574 and $161, respectively)	$22,973,283	$18,932,382	$66,920,509	$66,032,106

CHANGES IN SHARES OUTSTANDING:
Institutional Shares:
Shares sold	252,203	817,297	434,493	769,170
Shares issued to holders in reinvestment of dividends	—	5,802	—	43,244
Shares redeemed	(289,664)	(40,253)	(303,380)	(13,033)

Net increase (decrease)	(37,461)	782,846	131,113	799,381
Service Shares:
Shares sold	527,446	354,663	92,794	853,434
Shares issued to holders in reinvestment of dividends	—	412	—	310,264
Shares redeemed	(155,688)	(220,515)	(311,835)	(4,607,459)

Net increase (decrease)	371,758	134,560	(219,041)	(3,443,761)

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Legg Mason ClearBridge Aggressive Growth Fund		Genworth PIMCO StocksPLUS Fund
	Period Ended June 30, 2011	Year Ended December 31, 2010	Period Ended June 30, 2011	Year Ended December 31, 2010
OPERATIONS:	(unaudited )		(unaudited )
Net investment income (loss)	$(422,965)	$360,995	$2,560,943	$4,234,025
Net realized gain on investment transactions	2,296,592	14,161,168	9,838,036	29,414,525
Change in unrealized appreciation (depreciation) on investments	5,098,019	(2,745,714)	3,333,119	2,837,871
Net increase in net assets resulting from operations	6,971,646	11,776,449	15,732,098	36,486,421

CAPITAL SHARE TRANSACTIONS:
Institutional Shares:
Shares sold	3,070,886	4,913,447	6,664,965	7,751,644
Shares issued to holders in reinvestment of dividends	—	637,792	—	1,104,190
Shares redeemed	(1,078,433)	(2,301,661)	(170,434)	(510,152)

Net increase	1,992,453	3,249,578	6,494,531	8,345,682
Service Shares:
Shares sold	1,929,436	4,592,628	1,738,033	75,347,184
Shares issued to holders in reinvestment of dividends	—	11,867,736	—	30,580,874
Shares redeemed	(6,549,434)	(63,070,083)	(17,464,552)	(27,712,535)

Net increase (decrease)	(4,619,998)	(46,609,719)	(15,726,519)	78,215,523

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Institutional Shares	—	(24,399)	—	(193,042)
Net investment income - Service Shares	—	(29,988)	—	(4,073,917)
Net realized gains - Institutional Shares	—	(613,393)	—	(911,148)
Net realized gains - Service Shares	—	(11,837,748)	—	(26,506,957)

Total dividends and distributions	—	(12,505,528)	—	(31,685,064)

INCREASE (DECREASE) IN NET ASSETS	4,344,101	(44,089,220)	6,500,110	91,362,562

NET ASSETS:
Beginning of period	$59,050,716	$103,139,936	$225,428,739	$134,066,177
End of period (including undistributed net investment income (loss) of $(150,462), $272,503, $5,441,333 and $2,880,390, respectively)	$63,394,817	$59,050,716	$231,928,849	$225,428,739

CHANGES IN SHARES OUTSTANDING:
Institutional Shares:
Shares sold	287,569	468,356	735,654	868,687
Shares issued to holders in reinvestment of dividends	—	66,132	—	129,189
Shares redeemed	(107,336)	(212,005)	(18,647)	(55,228)

Net increase	180,233	322,483	717,007	942,648
Service Shares:
Shares sold	192,649	459,239	192,500	8,933,798
Shares issued to holders in reinvestment of dividends	—	1,226,792	—	3,529,852
Shares redeemed	(630,134)	(6,293,934)	(1,914,503)	(3,025,055)

Net increase (decrease)	(437,485)	(4,607,903)	(1,722,003)	9,438,595

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Goldman Sachs Enhanced Core Bond Index Fund		Genworth Enhanced Small Cap Index Fund		Genworth Enhanced International Index Fund
	Period Ended June 30, 2011	Year Ended December 31, 2010	Period Ended June 30, 2011	Year Ended December 31, 2010	Period Ended June 30, 2011	Year Ended December 31, 2010
OPERATIONS:	(unaudited )		(unaudited )		(unaudited )
Net investment income	$2,066,356	$3,450,287	$13,360	$58,025	$271,367	$931,149
Net realized gain (loss) on investment transactions	666,246	3,924,450	145,326	(7,844)	186,788	(4,575,560)
Change in unrealized appreciation on investments	2,316,162	517,650	583,765	1,155,271	644,721	2,074,707
Net increase (decrease) in net assets resulting from operations	5,048,764	7,892,387	742,451	1,205,452	1,102,876	(1,569,704)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares:
Shares sold	10,640,036	29,469,668	4,006,322	8,692,336	3,462,794	9,198,191
Shares issued to holders in reinvestment of dividends	—	2,066,745	—	56,845	—	483,162
Shares redeemed	(1,791,714)	(202,185)	(1,092,075)	(75,160)	(424,164)	(95,449)

Net increase	8,848,322	31,334,228	2,914,247	8,674,021	3,038,630	9,585,904
Service Shares:
Shares sold	4,843,785	116,060,608	—	—	206,489	72,404,885
Shares issued to holders in reinvestment of dividends	—	12,904,509	—	—	—	448,532
Shares redeemed	(13,357,091)	(20,941,512)	—	—	(835,524)	(58,480,186)

Net increase (decrease)	(8,513,306)	108,023,605	—	—	(629,035)	14,373,231

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Institutional Shares	—	(624,075)	—	(56,130)	—	(483,162)
Net investment income - Service Shares	—	(3,030,568)	—	—	—	(448,532)
Net realized gains - Institutional Shares	—	(1,442,670)	—	(715)	—	—
Net realized gains - Service Shares	—	(9,873,941)	—	—	—	—

Total dividends and distributions	—	(14,971,254)	—	(56,845)	—	(931,694)

INCREASE IN NET ASSETS	5,383,780	132,278,966	3,656,698	9,822,628	3,512,471	21,457,737

NET ASSETS:
Beginning of period	$218,718,794	$86,439,828	$9,877,077	$54,449	$21,526,873	$69,136
End of period (including undistributed net investment income (loss) of $(4,802,716), $0, $15,423, $2,063, $271,373 and $6, respectively)	$224,102,574	$218,718,794	$13,533,775	$9,877,077	$25,039,344	$21,526,873

CHANGES IN SHARES OUTSTANDING:
Institutional Shares:
Shares sold	1,002,670	2,593,078	308,680	769,255	326,143	919,123
Shares issued to holders in reinvestment of dividends	—	195,154	—	4,415	—	46,909
Shares redeemed	(165,299)	(17,823)	(80,638)	(6,857)	(38,532)	(10,441)

Net increase	837,371	2,770,409	228,042	766,813	287,611	955,591
Service Shares:
Shares sold	449,617	10,375,493	—	—	19,115	7,350,479
Shares issued to holders in reinvestment of dividends	—	1,204,835	—	—	—	43,145
Shares redeemed	(1,220,883)	(1,843,403)	—	—	(76,995)	(6,295,612)

Net increase (decrease)	(771,266)	9,736,925	—	—	(57,880)	1,098,012

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth 40/60 Index Allocation Fund		Genworth 60/40 Index Allocation Fund
	Period Ended June 30, 2011	Year Ended December 31, 2010	Period Ended June 30, 2011	Year Ended December 31, 2010
OPERATIONS:	(unaudited )		(unaudited )
Net investment income	$395,736	$465,357	$442,439	$415,978
Net realized gain (loss) on investment transactions	414,178	(72,017)	198,213	(43,932)
Change in unrealized appreciation on investments	826,282	1,600,867	1,742,025	2,506,869
Net increase in net assets resulting from operations	1,636,196	1,994,207	2,382,677	2,878,915

CAPITAL SHARE TRANSACTIONS:
Service Shares:
Shares sold	8,785,256	43,891,211	12,620,838	47,641,646
Shares issued to holders in reinvestment of dividends	—	468,190	—	513,499
Shares redeemed	(5,104,773)	(1,843,715)	(1,879,669)	(1,722,291)

Net increase	3,680,483	42,515,686	10,741,169	46,432,854

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Service Shares	—	(465,987)	—	(418,526)
Net realized gains - Service Shares	—	(2,203)	—	(94,973)
Total dividends and distributions	—	(468,190)	—	(513,499)

INCREASE IN NET ASSETS	5,316,679	44,041,703	13,123,846	48,798,270

NET ASSETS:
Beginning of period	$44,168,698	$126,995	$49,385,718	$587,448
End of period (including undistributed net investment income of $395,738, $2, $442,448 and $9, respectively)	$49,485,377	$44,168,698	$62,509,564	$49,385,718

CHANGES IN SHARES OUTSTANDING:
Service Shares:
Shares sold	791,442	4,167,042	1,111,482	4,491,695
Shares issued to holders in reinvestment of dividends	—	42,977	—	46,141
Shares redeemed	(460,239)	(176,787)	(163,616)	(166,210)

Net increase	331,203	4,033,232	947,866	4,371,626

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Moderate Allocation Fund		Genworth Growth Allocation Fund
	Period Ended June 30, 2011	Year Ended December 31, 2010	Period Ended June 30, 2011	Year Ended December 31, 2010
OPERATIONS:	(unaudited )		(unaudited )
Net investment income (loss)	$(169,248)	$1,651,628	$(190,716)	$1,585,338
Net realized gain (loss) on investment transactions	(1,886)	887,520	(43,013)	971,198
Change in unrealized appreciation on investments	2,075,231	437,388	2,660,739	765,453
Net increase in net assets resulting from operations	1,904,097	2,976,536	2,427,010	3,321,989

CAPITAL SHARE TRANSACTIONS:
Service Shares:
Shares sold	11,650,732	41,028,954	18,346,955	43,729,154
Shares issued to holders in reinvestment of dividends	—	1,648,769	—	1,576,725
Shares redeemed	(742,360)	(1,245,236)	(2,041,071)	(234,828)

Net increase	10,908,372	41,432,487	16,305,884	45,071,051

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Service Shares	—	(1,647,249)	—	(1,576,725)
Net realized gains - Service Shares	—	(1,520)	—	—
Total dividends and distributions	—	(1,648,769)	—	(1,576,725)

INCREASE IN NET ASSETS	12,812,469	42,760,254	18,732,894	46,816,315

NET ASSETS:
Beginning of period	$43,189,454	$429,200	$46,906,046	$89,731
End of period (including undistributed net investment income (loss) of $(164,869), $4,379, $(182,038), and $8,678, respectively)	$56,001,923	$43,189,454	$65,638,940	$46,906,046

CHANGES IN SHARES OUTSTANDING:
Service Shares:
Shares sold	1,074,753	3,967,047	1,596,137	4,022,260
Shares issued to holders in reinvestment of dividends	—	154,885	—	139,748
Shares redeemed	(67,652)	(118,302)	(174,874)	(22,058)

Net increase	1,007,101	4,003,630	1,421,263	4,139,950

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS

	Genworth Calamos Growth Fund
	Institutional					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited	)				(unaudited	)
Net asset value, beginning of period	$12.17		$9.74	$9.33		$12.11		$9.74	$6.48	$10.00
Net investment income (loss)	(0.03)		0.01	0.00		(0.05)		(0.08)	(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments	1.01		2.49	0.41		0.99		2.52	3.30	(3.51)

Total from investment operations	0.98		2.50	0.41		0.94		2.44	3.26	(3.52)

Less distributions:
Dividends from net realized gains	—		(0.07)	—		—		(0.07)	—	—

Total distributions	—		(0.07)	—		—		(0.07)	—	—

Net asset value, end of period	$13.15		$12.17	$9.74		$13.05		$12.11	$9.74	$6.48

Total return	7.99%	[4]	25.66%	4.36%	[2,4]	7.72%	[4]	25.03%	50.35%	-35.22%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$5,533,844		3,156,871	$42,876		$28,516,331		$29,030,176	$7,811,790	3,582,157
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	1.13%	[5]	1.33%	2.21%	[5]	1.63%	[5]	1.68%	2.20%	6.25%	[5]
After expense reimbursement and before securities lending credit	0.95%	[5]	0.97%	0.9%	[5]	1.45%	[5]	1.45%	1.47%	1.51%	[5]
After expense reimbursement and securities lending credit	0.90%	[5]	0.90%	0.90%	[5]	1.40%	[5]	1.40%	1.40%	1.40%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.48%	[5]	-0.33%	-1.22%	[5]	-0.97%	[5]	-0.85%	-1.35%	-5.20%	[5]
After expense reimbursement and securities lending credit	-0.25%	[5]	0.10%	0.09%	[5]	-0.74%	[5]	-0.57%	-0.55%	-0.35%	[5]
Portfolio turnover rate	36.73%	[4]	174.35%	70.42%		36.73%	[4]	174.35%	70.42%	17.96%	[3,4]

Portfolio	turnover is calculated for the Fund as a whole
[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth PYRAMIS® Small/Mid Cap Core Fund
	Institutional					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited	)				(unaudited	)
Net asset value, beginning of period	$10.18		$8.75	$8.53		$10.33		$8.84	$6.73	$10.00
Net investment income	0.01		0.09	0.05		(0.03)		0.12	0.07	0.04
Net realized and unrealized gains (losses) on investments	0.56		2.06	0.32		0.58		1.99	2.10	(3.27)

Total from investment operations	0.57		2.15	0.37		0.55		2.11	2.17	(3.23)

Less distributions:
Dividends from net investment income	—		(0.19)	(0.15)		—		(0.09)	(0.06)	(0.04)
Dividends from net realized gains	—		(0.53)	—		—		(0.53)	—	—

Total distributions	—		(0.72)	(0.15)		—		(0.62)	(0.06)	(0.04)

Net asset value, end of period	$10.75		$10.18	$8.75		$10.88		$10.33	$8.84	$6.73

Total return	5.61%	[4]	24.49%	4.35%	[2,4]	5.35%	[4]	23.86%	32.17%	-32.30%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$9,909,395		$9,010,697	$38,232		$56,455,836		$56,918,336	$34,423,158	$23,818,989
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.91%	[5]	1.28%	2.14%	[5]	1.41%	[5]	1.58%	1.50%	2.73%	[5]
After expense reimbursement and before securities lending credit	0.81%	[5]	0.78%	0.77%	[5]	1.31%	[5]	1.28%	1.29%	1.38%	[5]
After expense reimbursement and securities lending credit	0.75%	[5]	0.75%	0.75%	[5]	1.25%	[5]	1.25%	1.25%	1.25%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.13%	[5]	1.51%	-0.30%	[5]	-0.66%	[5]	0.87%	0.73%	1.34%	[5]
After expense reimbursement and securities lending credit	0.03%	[5]	2.04%	1.09%	[5]	-0.50%	[5]	1.20%	0.98%	2.82%	[5]
Portfolio turnover rate	66.92%	[4]	198.33%	67.78%		66.92%	[4]	198.33%	67.78%	5.44%	[3,4]

Portfolio	turnover is calculated for the Fund as a whole
[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Davis NY Venture Fund
	Institutional					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited	)				(unaudited	)
Net asset value, beginning of period	$10.30		$9.28	$9.06		$10.41		$9.35		$7.17	$10.00
Net investment income	0.08		0.05	0.03		0.03		0.04		0.02	0.02
Net realized and unrealized gains (losses) on investments	0.19		1.05	0.28		0.22		1.02		2.18	(2.83)

Total from investment operations	0.27		1.10	0.31		0.25		1.06		2.20	(2.81)

Less distributions:
Dividends from net investment income	—		(0.08)	(0.09)		—		—	*	(0.02)	(0.02)

Total distributions	—		(0.08)	(0.09)		—		—		(0.02)	(0.02)

Net asset value, end of period	$10.57		$10.30	$9.28		$10.66		$10.41		$9.35	$7.17

Total return	2.66%	[4]	11.86%	3.42%	[2,4]	2.41%	[4]	11.32%		30.77%	-28.15%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$7,924,315		$8,105,151	$37,523		$15,048,968		$10,827,231		$8,471,723	$3,401,992
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.97%	[5]	1.38%	2.07%	[5]	1.47%	[5]	1.84%		2.17%	7.84%	[5]
After expense reimbursement and before securities lending credit	0.67%	[5]	0.66%	0.67%	[5]	1.17%	[5]	1.16%		1.18%	1.25%	[5]
After expense reimbursement and securities lending credit	0.65%	[5]	0.65%	0.65%	[5]	1.15%	[5]	1.15%		1.15%	1.15%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	0.89%	[5]	0.36%	-1.53%	[5]	0.41%	[5]	-0.26%		-0.67%	-5.72%	[5]
After expense reimbursement and securities lending credit	1.21%	[5]	1.09%	-0.11%	[5]	0.73%	[5]	0.43%		0.35%	0.97%	[5]
Portfolio turnover rate	8.40%	[4]	13.72%	16.98%		8.40%	[4]	13.72%		16.98%	7.68%	[3,4]

Portfolio	turnover is calculated for the Fund as a whole
[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Eaton Vance Large Cap Value Fund
	Institutional					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited	)				(unaudited	)
Net asset value, beginning of period	$9.03		$8.73	$8.74		$9.17		$8.82	$7.68	$10.00
Net investment income	0.10		0.06	0.05		0.05		0.09	0.10	0.03
Net realized and unrealized gains (losses) on investments	0.15		0.80	0.12		0.19		0.72	1.14	(2.32)

Total from investment operations	0.25		0.86	0.17		0.24		0.81	1.24	(2.29)

Less distributions:
Dividends from net investment income	—		(0.17)	(0.18)		—		(0.07)	(0.10)	(0.03)
Dividends from net realized gains	—		(0.39)	—		—		(0.39)	—	—

Total distributions	—		(0.56)	(0.18)		—		(0.46)	(0.10)	(0.03)

Net asset value, end of period	$9.28		$9.03	$8.73		$9.41		$9.17	$8.82	$7.68

Total return	2.85%	[4]	9.72%	1.93%	[2,4]	2.59%	[4]	9.15%	16.15%	-22.85%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$8,666,781		$7,243,016	$25,950		$58,253,728		$58,789,090	$86,956,012	$59,437,385
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.78%	[5]	0.87%	1.08%	[5]	1.28%	[5]	1.35%	1.29%	1.97%	[5]
After expense reimbursement and before securities lending credit	0.66%	[5]	0.67%	0.71%	[5]	1.16%	[5]	1.17%	1.18%	1.19%	[5]
After expense reimbursement and securities lending credit	0.65%	[5]	0.65%	0.65%	[5]	1.15%	[5]	1.15%	1.15%	1.15%	[5]
Ratio of net investment income to average net assets
Before expense reimbursement and securities lending credit	1.52%	[5]	1.37%	1.00%	[5]	0.97%	[5]	0.70%	1.27%	1.64%	[5]
After expense reimbursement and securities lending credit	1.65%	[5]	1.59%	1.43%	[5]	1.10%	[5]	0.90%	1.41%	2.46%	[5]
Portfolio turnover rate	24.42%	[4]	49.96%	59.48%		24.42%	[4]	49.96%	59.48%	8.99%	[3,4]

Portfolio	turnover is calculated for the Fund as a whole
[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Legg Mason ClearBridge Aggressive Growth Fund
	Institutional					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited)					(unaudited)
Net asset value, beginning of period	$9.69		$9.96	$9.49		$9.72		$9.95	$7.46	$10.00
Net investment income (loss)	(0.03)		0.12	—		(0.07)		0.06	(0.02)	0.01
Net realized and unrealized gains (losses) on investments	1.23		2.30	0.47		1.25		2.31	2.51	(2.54)

Total from investment operations	1.20		2.42	0.47		1.18		2.37	2.49	(2.53)

Less distributions:
Dividends from net investment income	—		(0.10)	—		—		(0.01)	—	(0.01)
Dividends from net realized gains	—		(2.59)	—		—		(2.59)	—	—

Total distributions	—		(2.69)	—		—		(2.60)	—	(0.01)

Net asset value, end of period	$10.89		$9.69	$9.96		$10.90		$9.72	$9.95	$7.46

Total return	12.37%	[4]	24.51%	4.91%	[2,4]	12.09%	[4]	23.86%	33.48%	-25.37%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$5,521,976		$3,167,216	$42,695		$57,872,841		$55,883,500	$103,097,241	$70,758,218
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.73%	[5]	0.80%	1.00%	[5]	1.23%	[5]	1.29%	1.20%	1.76%	[5]
After expense reimbursement/recoupment and before securities lending credit	0.63%	[5]	0.63%	0.61%	[5]	1.13%	[5]	1.12%	1.16%	1.20%	[5]
After expense reimbursement/recoupment and securities lending credit	0.60%	[5]	0.60%	0.60%	[5]	1.10%	[5]	1.10%	1.10%	1.10%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.98%	[5]	1.53%	-0.79%	[5]	-1.56%	[5]	0.37%	-0.38%	-0.36%	[5]
After expense reimbursement and securities lending credit	-0.85%	[5]	1.73%	-0.39%	[5]	-1.43%	[5]	0.56%	-0.28%	0.30%	[5]
Portfolio turnover rate	1.48%	[4]	2.33%	2.39%		1.48%	[4]	2.33%	2.39%	0.41%	[3,4]

Portfolio	turnover is calculated for the Fund as a whole
[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth PIMCO StocksPLUS Fund
	Institutional					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited)					(unaudited)
Net asset value, beginning of period	$8.55		$8.49	$9.78		$8.67		$8.57	$6.85	$10.00
Net investment income (loss)	0.14		(0.08)	0.07		0.11		0.11	0.29	0.03
Net realized and unrealized gains (losses) on investments	0.49		1.62	0.14		0.50		1.40	2.85	(2.59)

Total from investment operations	0.63		1.54	0.21		0.61		1.51	3.14	(2.56)

Less distributions:
Dividends from net investment income	—		(0.26)	(0.16)		—		(0.19)	(0.08)	(0.03)
Dividends from net realized gains	—		(1.22)	(1.34)		—		(1.22)	(1.34)	(0.56)

Total distributions	—		(1.48)	(1.50)		—		(1.41)	(1.42)	(0.59)

Net asset value, end of period	$9.18		$8.55	$8.49		$9.28		$8.67	$8.57	$6.85

Total return	7.31%	[4]	18.10%	2.14%	[2,4]	7.05%	[4]	17.51%	45.69%	-25.50%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$15,270,665		$8,098,930	$37,317		$216,658,184		$217,329,809	$134,028,860	$95,311,072
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.64%	[5]	0.76%	1.28%	[5]	1.14%	[5]	1.22%	1.18%	1.94%	[5]
After expense reimbursement/recoupment and before securities lending credit	0.52%	[5]	0.51%	0.54%	[5]	1.02%	[5]	1.01%	1.03%	1.07%	[5]
After expense reimbursement/recoupment and securities lending credit	0.50%	[5]	0.50%	0.50%	[5]	1.00%	[5]	1.00%	1.00%	1.00%	[5]
Ratio of net investment income to average net assets
Before expense reimbursement and securities lending credit	2.60%	[5]	2.42%	5.44%	[5]	2.09%	[5]	1.92%	3.69%	1.47%	[5]
After expense reimbursement and securities lending credit	2.74%	[5]	2.68%	6.22%	[5]	2.23%	[5]	2.14%	3.87%	2.41%	[5]
Portfolio turnover rate	176.47%	[4]	239.80%	696.19%		176.47%	[4]	239.80%	696.19%	287.05%	[3,4]

Portfolio	turnover is calculated for the Fund as a whole
[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Goldman Sachs Enhanced Core Bond Index Fund
	Institutional					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited)					(unaudited)
Net asset value, beginning of period	$10.63		$10.89	$11.71		$10.75		$10.98	$10.67	$10.00
Net investment income	0.15		0.12	0.11		0.10		0.20	0.29	0.07
Net realized and unrealized gains (losses) on investments	0.10		0.49	(0.23)		0.13		0.37	0.63	0.67

Total from investment operations	0.25		0.61	(0.12)		0.23		0.57	0.92	0.74

Less distributions:
Dividends from net investment income	—		(0.26)	(0.38)		—		(0.19)	(0.29)	(0.07)
Dividends from net realized gains	—		(0.61)	(0.32)		—		(0.61)	(0.32)	—

Total distributions	—		(0.87)	(0.70)		—		(0.80)	(0.61)	(0.07)

Net asset value, end of period	$10.88		$10.63	$10.89		$10.98		$10.75	$10.98	$10.67

Total return	2.40%	[4]	5.66%	-1.00%	[2,4]	2.15%	[4]	5.15%	8.57%	7.46%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$39,443,458		$29,622,814	$176,931		$184,659,116		$189,095,980	$86,262,897	$56,296,521
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.56%	[5]	0.69%	0.72%	[5]	1.06%	[5]	1.15%	1.24%	1.91%	[5]
After expense reimbursement and before securities lending credit	0.48%	[5]	0.46%	0.57%	[5]	0.98%	[5]	0.96%	1.10%	1.16%	[5]
After expense reimbursement and securities lending credit	0.45%	[5]	0.45%	0.55%	[5]	0.95%	[5]	0.95%	1.05%	1.05%	[5]
Ratio of net investment income to average net assets
Before expense reimbursement and securities lending credit	2.14%	[5]	2.11%	3.28%	[5]	1.63%	[5]	1.73%	2.87%	2.76%	[5]
After expense reimbursement and securities lending credit	2.25%	[5]	2.35%	3.45%	[5]	1.74%	[5]	1.93%	3.06%	3.62%	[5]
Portfolio turnover rate	200.17%	[4]	514.46%	455.17%		200.17%	[4]	514.46%	455.17%	216.84%	[3,4]

Portfolio	turnover is calculated for the Fund as a whole
[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Enhanced Small Cap Index Fund					Genworth Enhanced International Index Fund
	Institutional					Institutional					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		May 1, 2010[1] Through December 31, 2010
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited)					(unaudited)					(unaudited)
Net asset value, beginning of period	$12.79		$10.32	$10.00		$10.40		$10.03	$10.00		$10.49		$9.90
Net investment income	0.01		0.05	0.03		0.21		0.13	0.08		0.12		0.73
Net realized and unrealized gains (losses) on investments	0.73		2.50	0.29		0.29		0.80	(0.05)		0.36		0.28

Total from investment operations	0.74		2.55	0.32		0.50		0.93	0.03		0.48		1.01

Less distributions:
Dividends from net investment income	—		(0.08)	—		—		(0.56)	—		—		(0.42)
Dividends from net realized gains	—		— *	—		—		—	—		—		—

Total distributions	—		(0.08)	—		—		(0.56)	—		—		(0.42)

Net asset value, end of period	$13.53		$12.79	$10.32		$10.90		$10.40	$10.03		$10.97		$10.49

Total return	5.81%	[4]	24.70%	3.22%	[2,4]	4.85%	[4]	9.24%	0.33%	[2,4]	4.59%	[4]	10.34%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$13,533,775		$9,877,077	$54,449		$13,626,013		$10,006,410	$69,136		$11,413,331		$11,520,463
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.52%	[5]	2.52%	76.08%	[5]	0.54%	[5]	1.41%	59.10%	[5]	1.05%	[5]	1.33%	[5]
After expense reimbursement and before securities lending credit	0.44%	[5]	0.41%	0.08%	[5]	0.54%	[5]	0.47%	0.19%	[5]	1.04%	[5]	0.93%	[5]
After expense reimbursement and securities lending credit	0.27%	[5]	0.27%	0.08%	[5]	0.28%	[5]	0.28%	0.19%	[5]	0.78%	[5]	0.78%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.05%	[5]	-0.41%	-66.14%	[5]	2.32%	[5]	3.05%	-34.28%	[5]	1.61%	[5]	3.43%	[5]
After expense reimbursement and securities lending credit	0.20%	[5]	1.84%	9.86%	[5]	2.58%	[5]	4.18%	24.63%	[5]	1.88%	[5]	3.98%	[5]
Portfolio turnover rate	38.53%	[4]	9.20%	0.00%	[2,4]	12.64%	[4]	315.88%	0.00%	[2,4]	12.64%	[4]	315.88%

Portfolio	turnover is calculated for the Fund as a whole
[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From May 1, 2010 (commencement of operations) through December 31, 2010.
[4]	Not annualized.
[5]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth 40/60 Index Allocation Fund					Genworth 60/40 Index Allocation Fund
	Service					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited	)				(unaudited	)
Net asset value, beginning of period	$10.92		$10.05	$10.00		$11.15		$10.10	$10.00
Net investment income	0.09		0.07	0.05		0.08		0.06	0.04
Net realized and unrealized gains (losses) on investments	0.30		0.92	—		0.39		1.12	0.06

Total from investment operations	0.39		0.99	0.05		0.47		1.18	0.10

Less distributions:
Dividends from net investment income	—		(0.12)	—		—		(0.10)	—
Dividends from net realized gains	—		— *	—		—		(0.03)	—

Total distributions	—		(0.12)	—		—		(0.13)	—

Net asset value, end of period	$11.31		$10.92	$10.05		$11.62		$11.15	$10.10

Total return	3.56%	[3]	9.79%	0.54%	[2,3]	4.28%	[3]	11.69%	0.96%	[2,3]

Supplemental data and ratios:
Net assets, end of period	$49,485,377		$44,168,698	$126,995		$62,509,564		$49,385,718	$587,448
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.92%	[4]	1.61%	44.87%	[4]	0.90%	[4]	1.61%	24.08%	[4]
After expense reimbursement and before securities lending credit	0.74%	[4]	0.72%	0.68%	[4]	0.74%	[4]	0.73%	0.68%	[4]
After expense reimbursement and securities lending credit	0.68%	[4]	0.68%	0.68%	[4]	0.68%	[4]	0.68%	0.68%	[4]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	1.43%	[4]	1.86%	-24.37%	[4]	1.28%	[4]	1.59%	6.57%	[4]
After expense reimbursement and securities lending credit	1.67%	[4]	2.79%	19.82%	[4]	1.50%	[4]	2.52%	29.97%	[4]
Portfolio turnover rate	27.82%	[3]	48.64%	0.00%	[2,3]	21.69%	[3]	68.22%	0.00%	[2,3]

Portfolio	turnover is calculated for the Fund as a whole
[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	Not annualized.
[4]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Moderate Allocation Fund					Genworth Growth Allocation Fund
	Service					Service
	Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Period Ended June 30, 2011		Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:	(unaudited	)				(unaudited	)
Net asset value, beginning of period	$10.67		$9.90	$10.00		$11.31		$10.26	$10.00
Net investment income	(0.03)		0.44	0.14		(0.03)		0.42	0.01
Net realized and unrealized gains on investments	0.44		0.77	0.04		0.50		1.05	0.25

Total from investment operations	0.41		1.21	0.18		0.47		1.47	0.26

Less distributions:
Dividends from net investment income	—		(0.44)	(0.28)		—		(0.42)	—
Dividends from net realized gains	—		— *	—		—		—	—

Total distributions	—		(0.44)	(0.28)		—		(0.42)	—

Net asset value, end of period	$11.08		$10.67	$9.90		$11.78		$11.31	$10.26

Total return	3.83%	[3]	12.25%	1.87%	[2,3]	4.23%	[3]	14.35%	2.56%	[2,3]

Supplemental data and ratios:
Net assets, end of period	$56,001,923		$43,189,454	$429,200		$65,638,940		$46,906,046	$89,731
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.88%	[4]	1.57%	13.62%	[4]	0.86%	[4]	1.61%	221.37%	[4]
After expense reimbursement and before securities lending credit	0.64%	[4]	0.64%	0.64%	[4]	0.62%	[4]	0.62%	0.62%	[4]
After expense reimbursement and securities lending credit	0.64%	[4]	0.64%	0.64%	[4]	0.62%	[4]	0.62%	0.62%	[4]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.88%	[4]	9.25%	76.02%	[4]	-0.86%	[4]	9.31%	-211.08%	[4]
After expense reimbursement and securities lending credit	-0.64%	[4]	10.18%	89.00%	[4]	-0.62%	[4]	10.30%	9.67%	[4]
Portfolio turnover rate	13.60%	[3]	16.88%	0.03%	[2,3]	15.19%	[3]	21.65%	0.01%	[2,3]

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	Not annualized.
[4]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

1. ORGANIZATION

Genworth Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated June 4, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is comprised of the following 13 funds (the “Funds”):

Genworth Calamos Growth Fund

Genworth PYRAMIS® Small/Mid Cap Core Fund

Genworth Davis NY Venture Fund

Genworth Eaton Vance Large Cap Value Fund

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Genworth PIMCO StocksPLUS Fund

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Genworth Enhanced Small Cap Index Fund

Genworth Enhanced International Index Fund

Genworth 40/60 Index Allocation Fund

Genworth 60/40 Index Allocation Fund

Genworth Moderate Allocation Fund

Genworth Growth Allocation Fund

Each of the Funds, other than the Genworth Legg Mason ClearBridge Aggressive Growth Fund, is a diversified fund as defined in the 1940 Act. The Genworth Legg Mason ClearBridge Aggressive Growth Fund is a non-diversified fund as defined in the 1940 Act. The Genworth Calamos Growth Fund, Genworth PYRAMIS® Small/Mid Cap Core Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund and Genworth Goldman Sachs Enhanced Core Bond Index Fund commenced operations on September 4, 2008. The Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund commenced operations on December 9, 2009. The Funds serve as underlying investment options for certain variable annuity separate accounts of insurance companies, including affiliates of Genworth Financial, Inc., and for certain qualified retirement plans (collectively “variable contracts”). Each Fund offers two classes of shares: Service Shares and Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available, are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from an exchange where the security is traded. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor. Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments having a maturity of less than 60 days are valued at amortized cost. Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. Securities for which a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value, and securities for which no market prices are readily available will be valued at their fair market value as determined by the Valuation Committee under procedures adopted by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loan obligations, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Genworth Calamos Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$30,779,691	$—	$—	$30,779,691
Preferred Stocks	500,671	—	—	500,671
Short Term Investments	346,319	—	—	346,319
Investments Purchased as Securities Lending Collateral	11,078,784	—	—	11,078,784

Total Investments in Securities	$42,705,465	$—	$—	$42,705,465

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth PYRAMIS® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,157,884	$—	$—	$67,157,884
Real Estate Investment Trusts	1,901,663	—	—	1,901,663
Short Term Investments	1,565,476	—	—	1,565,476
Investments Purchased as Securities Lending Collateral	18,758,506	—	—	18,758,506

Total Investments in Securities	$89,383,529	$—	$—	$89,383,529

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Davis NY Venture Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,521,018	$2,493,790	$—	$24,014,808
Short Term Investments	615,044	—	—	615,044
Investments Purchased as Securities Lending Collateral	5,889,539	—	—	5,889,539

Total Investments in Securities	$28,025,601	$2,493,790	$—	$30,519,391

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Eaton Vance Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$65,722,729	$916,564	$—	$66,639,293
Real Estate Investment Trusts	1,559,055	—	—	1,559,055
Short Term Investments	766,126	—	—	766,126
Investments Purchased as Securities Lending Collateral	15,467,612	—	—	15,467,612

Total Investments in Securities	$83,515,522	$916,564	$—	$84,432,086

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Genworth Legg Mason ClearBridge Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$61,011,098	$—	$—	$61,011,098
Investments Purchased as Securities Lending Collateral	14,755,758	—	—	14,755,758

Total Investments in Securities	$75,766,856	$—	$—	$75,766,856

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth PIMCO StocksPLUS Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$12,184,254	$919,440	$13,103,694
Bank Loan Obligations	—	1,437,351	—	1,437,351
Collateralized Mortgage Obligations	—	22,146,920	908,597	23,055,517
Corporate Bonds	—	72,354,035	—	72,354,035
Foreign Government Agency Issue	—	573,189	—	573,189
Foreign Government Note/Bond	—	4,118,201	—	4,118,201
Mortgage Backed Securities – U.S. Government Agency	—	28,556,763	484,989	29,041,752
Municipal Bonds	—	414,368	—	414,368
U.S. Government Agency Issues	—	86,136	—	86,136

Total Fixed Income	—	141,871,217	2,313,026	144,184,243
Preferred Stocks	307,200	—	—	307,200
Repurchase Agreements	—	935,375	—	935,375
Short Term Investments	386,695	81,657,238	—	82,043,933
Investments Purchased as Securities Lending Collateral	19,443,652	—	—	19,443,652

Total Investments in Securities	$20,137,547	$223,528,455	$2,313,026	$246,914,403

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers into or out of Level 1 during the period.

Transfers into Level 2	$4,386,361
Transfers out of Level 2	—

Net transfers in and/or out of Level 2	$4,386,361

Transfers were made into Level 2 from Level 3 due to securities being priced with broker quotes in an active market.

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(2,372)	$—	$(2,372)
Forward Sale Commitments	—	431,750	—	431,750
Futures	6,863,451	—	—	6,863,451
Options Written	33,557	124,924	337,983	496,464
Swaps	—	(813,187)	—	(813,187)

Total	$6,897,008	$(258,885)	$337,983	$6,976,106

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, forward sale commitments, futures, options written, interest rate swaps, credit default swaps and total return swaps. All derivatives, except for forward sale commitments and options written, are reflected at the unrealized appreciation (depreciation) on the instrument. Forward sale commitments and written options are reflected at value.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Level 3 Reconciliation Disclosure. Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Asset Backed Securities	Collateralized Mortgage Obligations	Mortgage Backed Securities – U.S. Government Agency	Options Written
Balance as of January 1, 2011	$4,056,624	$4,671,819	$865,273	$352,229
Accreted discounts, net	23,701	2,450	—	—
Realized gain	—	15,230	—	—
Change in unrealized appreciation (depreciation)	(12,559)	(379,314)	3,236	(14,246)
Net purchases (sales)	968,671	(3,132,224)	(383,520)	—
Transfers in to Level 3	(4,116,997)	(269,364)	—	—

Balance as of June 30, 2011	$919,440	$908,597	$484,989	$337,983

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2011.	$(53,154)	$28,838	$3,236	$(14,246)

Genworth Goldman Sachs Enhanced Core Bond Index Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Collateralized Mortgage Obligations	$—	$62,668,253	$—	$62,668,253
Corporate Bonds	—	7,572,475	—	7,572,475
Foreign Government Agency Issue	—	3,164,217	—	3,164,217
Foreign Government Note/Bond	—	646,875	—	646,875
Mortgage Backed Securities – U.S. Government Agency	—	4,124,614	—	4,124,614
Municipal Bonds	—	88,237,755	—	88,237,755
U.S. Government Agency Issues	—	7,508,790	—	7,508,790
U.S. Treasury Obligations	—	59,646,921	—	59,646,921

Total Fixed Income	—	233,569,900	—	233,569,900
Short Term Investments	19,326,566	—	—	19,326,566
Investments Purchased as Securities Lending Collateral	74,300,530	—	—	74,300,530

Total Investments in Securities	$93,627,096	$233,569,900	$—	$327,196,996

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1 or 2.

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Sale Commitments	$—	$17,300,932	$—	$17,300,932
Futures	2,603	—	—	2,603

Total	$2,603	$17,300,932	$—	$17,303,535

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments and futures. Futures are reflected at the unrealized depreciation on the instrument. Forward sale commitments are reflected at value.

Genworth Enhanced Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$14,105,532	$—	$—	$14,105,532
Short Term Investments	150,874	—	—	150,874
Investments Purchased as Securities Lending Collateral	5,773,439	—	—	5,773,439

Total Investments in Securities	$20,029,845	$—	$—	$20,029,845

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Enhanced International Index Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$24,822,962	$—	$—	$24,822,962
Short Term Investments	515,316	—	—	515,316
Investments Purchased as Securities Lending Collateral	2,560,500	—	—	2,560,500

Total Investments in Securities	$27,898,778	$—	$—	$27,898,778

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth 40/60 Index Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$48,551,108	$—	$—	$48,551,108
Short Term Investments	1,213,691	—	—	1,213,691
Investments Purchased as Securities Lending Collateral	20,061,382	—	—	20,061,382

Total Investments in Securities	$69,826,181	$—	$—	$69,826,181

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth 60/40 Index Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$61,311,470	$—	$—	$61,311,470
Short Term Investments	1,103,297	—	—	1,103,297
Investments Purchased as Securities Lending Collateral	19,356,938	—	—	19,356,938

Total Investments in Securities	$81,771,705	$—	$—	$81,771,705

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Moderate Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$54,971,479	$—	$—	$54,971,479
Short Term Investments	1,095,349	—	—	1,095,349

Total Investments in Securities	$56,066,828	$—	$—	$56,066,828

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$64,432,277	$—	$—	$64,432,277
Short Term Investments	1,244,176	—	—	1,244,176

Total Investments in Securities	$65,676,453	$—	$—	$65,676,453

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Recent Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company’s financial statements.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards in order to enable investors to understand how and why a Fund used derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position.

Genworth PIMCO StocksPLUS Fund

The Fund’s sub-advisor used the below derivative instruments during the period.

Total Return Equity Swap – The notional value typically exceeds 97% of the value of the portfolio, and is used to receive equity market exposure for the fund net of interest cost. May offer opportunity to outperform the total return of the swaps reference equity index due to active management of the liquid portfolio backing the exposure.

Bond Futures – Primarily used to gain and adjust interest rate long exposure to non-US bond markets to roughly 2% to 3% of the value of the portfolio; also used to shorten the domestic duration of the portfolio.

Interest Rate Swaps – Both receive fixed and pay fixed swaps were used actively through the period, to adjust interest rate and yield curve exposures and substitute for physical securities, as well as lengthen or shorten duration. Long swap positions (“receive fixed”) increase exposure to long-term interest rates; short positions (“pay fixed”) decrease exposure.

Credit Default Swaps (“CDS”) – Long CDS were used, at roughly 1% to 2% of the portfolio, to hedge existing positions by managing credit exposure without buying or selling securities outright. Significant short positions (7% to 12% of portfolio) were taken to receive credit exposure. Written CDS increase credit exposure (“selling protection”), obligating the portfolio to buy bonds from counterparties in the event of a default. Purchased CDS decrease exposure (“buying protection”), providing the right to “put” bonds to the counterparty in the event of a default.

Options – The Fund may use both short and long put and call options. During the period the portfolio established certain short option positions with a total value of 1/2% of the portfolio value. These short option positions were taken primarily to exploit periods when market volatility, in the judgement of the sub-adviser, was high and anticipated to fall.

Mortgage Derivatives – Used to generate above-average yield volatility exposure in the Fund and to position against changes in expected prepayment speeds. Includes securities determined by the Fund’s sub-advisor PIMCO to have potentially less stable duration characteristics, such as Interest Only strips (IOs), Principal Only strips (POs), Support Class CMOs and inverse Floaters. Value will fluctuate as prepayment speeds respond to rising and falling interest rates.

Money Market Derivatives – Long money market futures were used once in the six-month period to position for a change in short-term interest rates. The notional amount of money market futures is divided by the term of the underlying interest rate to properly reflect the exposure.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Balance Sheet – Values of Derivative Instruments as of June 30, 2011

Derivatives not accounted for as hedging instruments	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts – Investments	Investments, at value	$230,563	Options Written, at value	—
Interest Rate Contracts – Options	Investments, at value	—	Options Written, at value	$124,924
Interest Rate Contracts – Futures*	Variation margin on futures contracts	105,237	Variation margin on futures contracts	43,093
Interest Rate Contracts – Swaps	Appreciation on Swap Agreements	253,541	Depreciation on Swap Agreements	379,394
Foreign Exchange Contracts – Forward Currency Contracts	Appreciation of forward currency contracts	136,587	Depreciation of forward currency contracts	138,959
Foreign Exchange Contracts – Options	Appreciation of forward currency contracts	—	Depreciation of forward currency contracts	33,557
Credit Contracts – Swaps	Appreciation on Swap Agreements	98,444	Depreciation on Swap Agreements	2,602,594
Equity Contracts – Futures*	Variation margin on futures contracts	6,801,307	Variation margin on futures contracts	—
Equity Contracts – Swaps	Appreciation on Swap Agreements	1,816,816	Depreciation on Swap Agreements	—
Other Contracts – Options	Investments, at value	—	Options Written, at value	337,983
Total		$9,442,495		$3,686,231

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes. Only the current day’s variation margin is reported within the statement of assets & liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest Rate Contracts	$(6,738)	$4,300,644	—	$(236,015)	$4,057,891
Foreign Exchange Contracts	75,315	—	$(260,623)	—	(185,308)
Credit Contracts	51,860	—	—	(302,307)	(250,447)
Equity Contracts	16,773	4,322,122	—	1,357,747	5,696,642
Total	$137,210	$8,622,766	$(260,623)	$819,425	$9,318,778

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Investments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest Rate Contracts	$(81,275)	$193,101	$42,642	—	$(275,368)	$(120,900)
Foreign Exchange Contracts	—	42,965	—	$(31,391)	—	11,574
Credit Contracts	—	(8,027)	—	—	395,851	387,824
Equity Contracts	—	—	2,421,817	—	1,072,676	3,494,493
Other Contracts	—	14,246	—	—	—	14,246
Total	$(81,275)	$242,285	$2,464,459	$(31,391)	$1,193,159	$3,787,237

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Genworth Goldman Sachs Enhanced Core Bond Index Fund

The Fund’s sub-advisor is limited in its use of derivatives to only exchange-traded futures contracts on fixed income instruments. During the period, the Fund’s sub-advisor used U.S. Treasury Bond Futures contracts as a tool for the purpose of hedging interest rate risk in the portfolio.

Balance Sheet – Values of Derivative Instruments as of June 30, 2011

Derivatives not accounted for as hedging instruments	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts – Futures*	Variation margin on futures contracts	$7,752	Variation margin on futures contracts	$5,149
Total		$7,752		$5,149

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes. Only the current day’s variation margin is reported within the statement of assets & liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Total		Futures	Total
Interest Rate Contracts	$(61,031)	$(61,031)	Interest Rate Contracts	$165,171	$165,171

Total	$(61,031)	$(61,031)	Total	$165,171	$165,171

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

The average monthly market value of purchased and written options during the period ended June 30, 2011 were as follows:

	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
Purchased options	$1,594	—
Written Options	$(569,237)	—

The average monthly notional amount of futures, forward currency contracts and swaps during the period ended June 30, 2011 were as follows:

Long Positions	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
Futures	$240,892,958	$3,390,219
Forward currency contracts	$11,849,543	—
Swaps	$62,475,600	—

Short Positions	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
Futures	$(974,875)	$(83,229)
Forward currency contracts	$(9,361,562)	—

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

(b) Subsequent Events Evaluation. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated financial statement disclosures and/or adjustments.

(c) Organization and Offering Costs. Organization costs consist of costs incurred to establish the Trust and enable it legally to do business. The Funds expense organizational costs as incurred. Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized over twelve months on a straight-line basis. These organization and offering expenses were advanced by Genworth Financial Wealth Management, Inc. (the “Advisor”) subject to potential recovery (See Note 3).

(d) Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e) Federal Income Taxes. The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

(f) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(h) Expenses. Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(i) Security Transactions and Income Recognition. Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(j) Distributions to Shareholders. The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(k) Derivatives. The Funds may invest in derivative securities, including call and put options, futures, forward currency contracts and swaps. These instruments may be used by one of the Funds for hedging purposes as well as direct investment.

Forward Currency Contracts. The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s advisor or a sub-advisor believes it is more advantageous to a Fund than is purchasing the futures contract. Futures contracts are valued at the daily quoted settlement price.

Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for period ranging from one or more days to several years.

Credit Default Swaps. A Fund may enter into credit default swap contracts. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity, obligation or index. As a seller of protection on credit default swaps agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure in the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation,

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rate or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specified referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps agreements outstanding as of December 31, 2010 for which a Fund is the seller of protection are disclosed in the footnotes of the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

(l) Securities Purchased and Sold on a Forward-Commitment Basis. The Funds may enter into when-issued or other purchase and sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security. These transactions can have a large impact on the turnover calculations of the Funds, as listed in the Financial Highlights.

(m) Foreign Currency Translation. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(n) Restricted and Illiquid Securities. Each fund may invest up to 15% of its net assets in securities that are

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. Securities for which no market prices are readily available will be valued at their fair market value as determined by the Valuation Committee under procedures adopted by the Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(o) Short Sales. Each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(p) Trustee Compensation. Effective January 1, 2011, for their services as Trustees of the Trust and other related fund groups advised by the Advisor (GPS Funds II), the Independent Trustees will receive a retainer fee of $55,000 per year and $3,500 per quarterly meeting attended, $2,500 per special meeting attended in person and $1,000 per special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees will be allocated proportionally among the Trust and the other related fund groups.

Interested persons who serve as Trustees of the Trust receive no compensation from the Trust for their service as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trust who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

3. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc., (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The

Advisor is a wholly owned subsidiary of Genworth Financial, Inc. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets.

Genworth Calamos Growth Fund	0.750%
Genworth PYRAMIS® Small/Mid Cap Core Fund	0.600%
Genworth Davis NY Venture Fund	0.500%
Genworth Eaton Vance Large Cap Value Fund	0.500%
Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.450%
Genworth PIMCO StocksPLUS Fund	0.350%
Genworth Goldman Sachs Enhanced Core Bond Index	0.300%
Genworth Enhanced Small Cap Index Fund	0.075%
Genworth Enhanced International Index Fund	0.075%
Genworth 40/60 Index Allocation Fund	0.100%
Genworth 60/40 Index Allocation Fund	0.100%
Genworth Moderate Allocation Fund	0.050%
Genworth Growth Allocation Fund	0.050%

Pursuant to an expense limitation agreement, the Advisor has contractually agreed with the Trust, at least through May 1, 2012, to waive its fees and/or assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) of each Fund listed below, to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates, based on the average net assets, below:

Genworth Calamos Growth Fund	0.90%
Genworth PYRAMIS® Small/Mid Cap Core Fund	0.75%
Genworth Davis NY Venture Fund	0.65%
Genworth Eaton Vance Large Cap Value Fund	0.65%
Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.60%
Genworth PIMCO StocksPLUS Fund	0.50%
Genworth Goldman Sachs Enhanced Core Bond Index	0.45%
Genworth Enhanced Small Cap Index Fund	0.27%
Genworth Enhanced International Index Fund	0.28%
Genworth 40/60 Index Allocation Fund	0.18%
Genworth 60/40 Index Allocation Fund	0.18%
Genworth Moderate Allocation Fund	0.14%
Genworth Growth Allocation Fund	0.12%

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

Pursuant to its expense limitation agreement with the Trust, the Advisor is entitled to be reimbursed for fees that the Advisor waived or Fund expenses that the Advisor assumed under the agreement for a period of three years following such fee waivers or expense payments, to the extent that such reimbursement will not cause a Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

The Advisor is currently waiving or reimbursing fees or assuming expenses in the Funds listed below to keep the Funds at their expense cap. Amounts subject to potential recovery are as follows:

	Year of Expiration 2011	Year of Expiration 2012	Year of Expiration 2013	Year of Expiration 2014
Genworth Calamos Growth Fund	$58,593	$44,893	$86,980	$28,029
Genworth PYRAMIS® Small/Mid Cap Core Fund	64,466	69,821	173,091	33,860
Genworth Davis NY Venture Fund	60,536	57,355	84,963	36,713
Genworth Eaton Vance Large Cap Value Fund	82,977	105,137	114,452	40,136
Genworth Legg Mason ClearBridge Aggressive Growth Fund	62,182	99,297	104,943	31,579
Genworth PIMCO StocksPLUS Fund	144,557	218,191	412,263	140,163
Genworth Goldman Sachs Enhanced Core Bond Index	84,493	134,615	341,338	92,279
Genworth Enhanced Small Cap Index Fund	—	—	50,902	6,674
Genworth Enhanced International Index Fund	—	—	93,605	4,264
Genworth 40/60 Index Allocation Fund	—	24,124	125,689	42,788
Genworth 60/40 Index Allocation Fund	—	24,689	121,409	47,491
Genworth Moderate Allocation Fund	—	24,477	128,061	63,548
Genworth Growth Allocation Fund	—	24,001	129,048	74,655

4. DISTRIBUTION PLAN AND ADMINISTRATION SERVICING AGREEMENT

The Trust, on behalf of the Service Shares class of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the service class of shares of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ Service Shares class and servicing of the Funds’ Service Shares class shareholders. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

Effective December 7, 2009, the Trust has entered into an Amended and Restated Administrative Services Agreements with Genworth Life and Annuity Insurance Company (“GLAIC”) and Genworth Life Insurance Company of New York (“GLICNY”). The administrative services provided under the Agreement include but are not limited to: (i) maintaining a record of share purchases to assist transfer agent in recording issuance of shares; (ii) performing miscellaneous account services to assist transfer agent in recording transfers of shares (via net purchase orders); (iii) reconciling and balancing of the separate account at the Fund level in the general ledger and reconciliation of cash accounts at general account; (iv) determining net amount of cash flow into Fund; (v) reconciling and depositing of receipts at Fund and confirmation thereof; (vi) determining net amount required for redemptions by Fund; (vii) notifying of Fund of cash required to meet payments for redemption; (viii) telephone support for contract owners with respect to inquiries about the Service Class shares of the Funds (not including information about performance or related to sales) available in the contracts; and (ix) delivering of current prospectuses, reports, proxies and other informational materials to contract owners. In consideration for providing such administrative support services, GLAIC and GLICNY will receive a fee computed at the annual rate of up to 0.25% of the average daily net assets of the Service shares of each Fund (as applicable).

5. SERVICE AND CUSTODY AGREEMENTS

The Trust has entered into Services Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. proved certain transfer agency, administrative, accounting and custody services.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

6. SECURITIES LENDING

Effective July 31, 2008, the Genworth Calamos Growth Fund, Genworth PYRAMIS® Small/Mid Cap Core Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund and Genworth Goldman Sachs Enhanced Core Bond Index Fund, and effective December 8, 2009, the Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the arrangement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and potential loss of income or value if the borrower fails to return them. In addition the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of June 30, 2011, the Funds loaned securities which were collateralized by cash. The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as listed in each Fund’s Schedule of Investments. Income earned from this investment is allocated to each Fund based on each Fund’s portion of the total cash collateral received. The Mount Vernon Securities Lending Prime Portfolio is a portfolio in the Mount Vernon Securities Lending Trust which is registered under the Investment Company Act of 1940 and operates as a money market fund governed by Rule 2a-7. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending expense offset.

As of June 30, 2011, the values of securities loaned and collateral held were as follows:

	Market Value of Securities Loaned	Collateral
Genworth Calamos Growth Fund	$10,795,329	$11,078,784
Genworth PYRAMIS® Small/Mid Cap Core Fund	18,160,440	18,758,506
Genworth Davis NY Venture Fund	5,769,875	5,889,539
Genworth Eaton Vance Large Cap Value Fund	15,143,055	15,467,612
Genworth Legg Mason ClearBridge Aggressive Growth Fund	14,431,918	14,755,758
Genworth PIMCO StocksPLUS Fund	19,022,344	19,443,652
Genworth Goldman Sachs Enhanced Core Bond Index Fund	72,664,916	74,300,530
Genworth Enhanced Small Cap Index Fund	5,692,155	5,773,439
Genworth Enhanced International Index Fund	2,495,021	2,560,500
Genworth 40/60 Index Allocation Fund	19,696,695	20,061,382
Genworth 60/40 Index Allocation Fund	19,038,634	19,356,938
Genworth Moderate Allocation Fund	—	—
Genworth Growth Allocation Fund	—	—

7. INVESTMENT TRANSACTIONS

The aggregate purchase and sales of securities, excluding short-term investments, for the period ended June 30, 2011 are summarized below.

	Purchases	Sales
Genworth Calamos Growth Fund	$ 11,672,176	$ 14,160,013
Genworth PYRAMIS® Small/Mid Cap Core Fund	46,583,900	46,221,857

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

	Purchases	Sales
Genworth Davis NY Venture Fund	$ 7,817,461	$ 1,965,661
Genworth Eaton Vance Large Cap Value Fund	18,189,513	16,500,603
Genworth Legg Mason ClearBridge Aggressive Growth Fund	900,766	5,932,580
Genworth PIMCO StocksPLUS Fund[1]	244,373,235	278,088,058
Genworth Goldman Sachs Enhanced Core Bond Index Fund[2]	450,787,657	421,106,574
Genworth Enhanced Small Cap Index Fund	8,838,090	5,032,836
Genworth Enhanced International Index Fund	5,958,120	3,048,926
Genworth 40/60 Index Allocation Fund	17,237,240	13,018,971
Genworth 60/40 Index Allocation Fund	23,630,357	12,501,250
Genworth Moderate Allocation Fund	17,631,746	7,087,988
Genworth Growth Allocation Fund	25,080,773	9,164,905

[1]	Included in these amounts were $9,104,981 of purchases and $20,521,004 of sales of U.S. Government Securities.
[2]	Included in these amounts were $136,137,113 of purchases and $134,215,229 of sales of U.S. Government Securities.

8. OPTION CONTRACTS WRITTEN

The premium amount and number of option contracts written during the period ended June 30, 2011 in the Genworth PIMCO StocksPLUS Fund were as follows:

	Genworth PIMCO StocksPLUS Fund*
	Amount of Premiums	Number of Contracts	Notional Amount
Outstanding at 12/31/09	$476,042	94	$62,600,000
Options Written	233,824	53	27,900,000
Options Expired	(168,870)	(93)	(20,100,000)
Options Exercised	—	—	—
Options Closed	(63,589)	(54)	(18,400,000)

Outstanding at 12/31/10	$477,407	—	$52,000,000

*	Options written and outstanding contracts of 52,000,000 of notional on currency contracts, interest rate swaptions, inflation floor and forward volatility agreements.

9. OTHER TAX INFORMATION

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

These differences are primarily due to net operating losses and foreign currency. On the Statement of Assets and Liabilities, the following adjustments were made:

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock
Genworth Calamos Growth Fund	$197,673	$197,673	$—
Genworth PYRAMIS® Small/Mid Cap Core Fund	(31,075)	29,157	1,918
Genworth Davis NY Venture Fund	(9,365)	9,365	—
Genworth Eaton Vance Large Cap Value Fund	(7,102)	7,102	—
Genworth Legg Mason ClearBridge Aggressive Growth Fund	(34,105)	34,105	—
Genworth PIMCO StocksPLUS Fund	(566,101)	566,101	—
Genworth Goldman Sachs Enhanced Core Bond Index Fund	204,999	(160,309)	(44,690)
Genworth Enhanced Small Cap Index Fund	5	1	(6)

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock
Genworth Enhanced International Index Fund	21	—	(21)
Genworth 40/60 Index Allocation Fund	24	—	(24)
Genworth 60/40 Index Allocation Fund	96	—	(96)
Genworth Moderate Allocation Fund	—	(1)	1
Genworth Growth Allocation Fund	11	(9)	(2)

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses expiring: 12/31/18	Capital losses expiring: 12/31/17
Genworth Davis NY Venture Fund	$—	$131,836
Genworth Enhanced International Index Fund	4,106,811	—

Additionally, at December 31, 2010, the Funds deferred on a tax basis post-October 2010 losses as follows:

	Currency	Capital
Genworth Davis NY Venture Fund	$1,513	$—
Genworth Eaton Vance Large Cap Value Fund	543	—
Genworth Goldman Sachs Enhanced Core Bond Index Fund	—	5,619,925

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

	Year Ended December 31, 2010
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Genworth Calamos Growth Fund	$136,662	$30,766	$—
Genworth PYRAMIS® Small/Mid Cap Core Fund	1,671,944	2,155,883	—
Genworth Davis NY Venture Fund	63,910	—	—
Genworth Eaton Vance Large Cap Value Fund	575,504	2,653,661	—
Genworth Legg Mason ClearBridge Aggressive Growth Fund	1,344,891	11,160,637	—
Genworth PIMCO StocksPLUS Fund	17,381,973	14,303,091	—
Genworth Goldman Sachs Enhanced Core Bond Index	12,114,403	2,812,161	44,690
Genworth Enhanced Small Cap Index Fund	56,845	—	—
Genworth Enhanced International Index Fund	931,694	—	—
Genworth 40/60 Index Allocation Fund	407,365	39	—

	Year Ended December 31, 2010
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Genworth 60/40 Index Allocation Fund	471,661	160	—
Genworth Moderate Allocation Fund	1,647,249	1,520	—
Genworth Growth Allocation Fund	1,576,716	9	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2010.

	Year Ended December 31, 2009
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Genworth PYRAMIS® Small/Mid Cap Core Fund	$231,031	$—	$5,869
Genworth Davis NY Venture Fund	18,224	—	—
Genworth Eaton Vance Large Cap Value Fund	963,506	—	—
Genworth Legg Mason ClearBridge Aggressive Growth Fund	19,720	4	—
Genworth PIMCO StocksPLUS Fund	11,820,952	7,204,997	—
Genworth Goldman Sachs Enhanced Core Bond Index	4,436,592	45,395	—
Genworth Moderate Allocation Fund	11,720	21	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2009.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011

At December 31, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:

	Genworth Calamos Growth Fund	Genworth PYRAMIS® Small/Mid Cap Core Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason ClearBridge Aggressive Growth Fund
Cost of Investments	$33,296,217	$76,625,879	$19,633,847	$57,574,980	$39,514,932

Gross Unrealized Appreciation	8,292,496	5,963,982	2,897,443	15,793,276	28,024,899
Gross Unrealized Depreciation	(169,197)	(678,628)	(71,019)	(594,946)	(209,855)

Net Unrealized Appreciation	8,123,299	5,285,354	2,826,424	15,198,330	27,815,044
Undistributed Ordinary Income	88,230	4,138,553	18,915	705	136,222
Undistributed Long-Term Capital Gains	71,592	8,170,492	—	256,415	1,604,204

Total Distributable Earnings	159,822	12,309,045	18,915	257,120	1,740,426

Other Accumulated Gains (Losses)	—	—	(132,742)	31	—

Total Accumulated Earnings	$8,283,121	$17,594,399	$2,712,597	$15,455,481	$29,555,470

	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund	Genworth Enhanced Small Cap Index Fund	Genworth Enhanced International Index Fund
Cost of Investments	$238,536,548	$282,800,244	$9,901,969	$28,562,388

Gross Unrealized Appreciation	10,488,183	4,096,689	1,155,901	2,074,818
Gross Unrealized Depreciation	(745,499)	(1,245,942)	(8,558)	(468,749)

Net Unrealized Appreciation	9,742,684	2,850,747	1,147,343	1,606,069
Undistributed Ordinary Income	7,524,129	—	2,063	6
Undistributed Long-Term Capital Gains	7,201,830	—	—	—

Total Distributable Earnings	14,725,959	—	2,063	6

Other Accumulated Gains (Losses)	680,148	(5,619,925)	—	(4,106,811)

Total Accumulated Earnings	$25,148,791	$(2,769,178)	$1,149,406	$(2,500,736)

	Genworth 40/60 Index Allocation Fund	Genworth 60/40 Index Allocation Fund	Genworth Moderate Allocation Fund	Genworth Growth Allocation Fund
Cost of Investments	$50,674,253	$54,591,667	$43,343,432	$47,317,174

Gross Unrealized Appreciation	1,878,603	2,730,465	1,648,903	1,817,143
Gross Unrealized Depreciation	(396,761)	(400,279)	(1,319,672)	(1,153,336)

Net Unrealized Appreciation	1,481,842	2,330,186	329,231	663,807
Undistributed Ordinary Income	62,244	44,566	87,147	51,060
Undistributed Long-Term Capital Gains	42,403	29,390	901,793	1,030,231

Total Distributable Earnings	104,647	73,956	988,940	1,081,291

Other Accumulated Gains (Losses)	(60,786)	(41,678)	—	—

Total Accumulated Earnings	$1,525,703	$2,362,464	$1,318,171	$1,745,098

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

ADDITIONAL INFORMATION

June 30, 2011

1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2010 was as follows:

Genworth Calamos Growth Fund	78.77%
Genworth PYRAMIS® Small/Mid Cap Core Fund	20.40%
Genworth Davis NY Venture Fund	100.00%
Genworth Eaton Vance Large Cap Value Fund	100.00%
Genworth Legg Mason ClearBridge Aggressive Growth Fund	54.05%
Genworth PIMCO StocksPLUS Fund	0.00%
Genworth Goldman Sachs Enhanced Core Bond Index Fund	0.02%
Genworth Enhanced Small Cap Index Fund	99.71%
Genworth Enhanced International Index Fund	48.34%
Genworth 40/60 Index Allocation Fund	99.86%
Genworth 60/40 Index Allocation Fund	90.00%
Genworth Moderate Allocation Fund	48.39%
Genworth Growth Allocation Fund	53.34%

2. PROXY VOTING POLICIES & PROCEDURES & PROXY VOTING RECORD (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 will be available without charge, upon request, by calling (800) 352-9910. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

3. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES (UNAUDITED)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (800) 352-9910. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplication fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION (Continued)

June 30, 2011

4. DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS (UNAUDITED)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST – LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David M. Dunford c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1949	Independent Trustee	Indefinite term; Since 2008	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989 – 2001).	19	Trustee, GPS Funds II (2011 – Present); Director, New England Bancorp (2006 – Present).

Paul S. Feinberg c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1942	Independent Trustee	Indefinite term; Since 2008	Retired; formerly, Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990 – 2005) and President, CitiStreet Funds, Inc. (2000 – 2005).	19	Trustee, GPS Funds II (2011 – Present); Director, Blue Fund Group (2006 – 2008).

John A. Fibiger c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1932	Independent Trustee	Indefinite term; Since 2008	Retired.	20	Trustee, GPS Funds II (2011 – Present); Trustee, Genworth Financial Asset Management Funds (“GFAM”) (2006 – Present); Director, Fidelity Life Association (life insurance company) (2006 – Present); Director, Members Mutual Holding Company (2008 – Present); Member, Executive Committee, Austin Symphony Orchestra Board of Directors; Life Trustee, Museum of Science, Boston, Massachusetts.

ADDITIONAL INFORMATION (Continued)

June 30, 2011

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST – LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Gurinder S. Ahluwalia(1) c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1965	Trustee	Indefinite term; Since 2008	President & CEO of Genworth Financial Wealth Management (“GFWM”) (2009 – Present); Co-Chairman, GFWM (2008 – 2009); Vice Chairman, GFWM (formerly, AssetMark Investment Services, Inc.) (2006 – 2008); President and CEO GFAM Funds (2004 – 2008); President and Chairman, Genworth Financial Asset Management, Inc. (2004 – 2008).	20	GPS Funds II; GFAM; Centurion Capital Group Inc.; Centurion Financial Advisors Inc.; Genworth Financial Trust Company; GFWM, formerly AssetMark Investment Services Inc., and Genworth Financial Asset Management, Inc.; Quantuvis Consulting, Inc.; Altegris Investments, Inc.

Carrie E. Hansen c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1970	President	Annually – renewed 1-Year term Since 2008	President, GPS Funds I (formerly, AssetMark Funds) ( 2007 – Present); President, GPS Funds II (2011 – Present); President, GFAM (2008 – Present); Senior Vice President and Chief Operations Officer, GFWM
			(2008 – Present); Chairman, Genworth Financial Trust Company (2008 – Present); Senior Vice President and Managing Director, GPS Funds I (2007 – 2008); Treasurer and Chief Compliance Officer, GFAM (2007 – 2008); Chief Compliance Officer, GPS Funds I (2005 – 2008); Treasurer, GPS Funds I (2001 – 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc. (2004 – 2007).	N/A	N/A

ADDITIONAL INFORMATION (Continued)

June 30, 2011

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST – LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Starr E. Frohlich c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1972	Vice President, Treasurer	Annually – renewed 1-Year term Since 2010	Vice President and Treasurer, GPS Funds I (formerly, AssetMark Funds) GPS Funds II (2011 – Present) and GFAM (2010 – Present); Director of Fund Administration, GFWM (2010 – Present); Vice President, U.S. Bancorp Fund Services, LLC (1997 – 2010).	N/A	N/A

Deborah Djeu c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1962	Vice President; Chief Compliance Officer; AML Compliance Officer;	Annually – renewed 1-Year term Since 2008	Vice President, Chief Compliance Officer, AML Compliance Officer, GPS Funds I (formerly, AssetMark Funds) GPS Funds II (2011 – Present) and GFAM (2008 – Present); Deputy Chief Compliance Officer, GPS Funds I (2007 – 2008); Compliance Manager, GE Money (2006 – 2007); Vice President, Wells Fargo Investments LLC (2004 – 2006).	N/A	N/A

Robert J. Bannon c/o Genworth Variable Insurance Trust 16501 Ventura Boulevard Ste 201 Encino, CA 91436 Year of birth: 1957	Vice President, Chief Risk Officer	Annually – renewed 1-Year term Since 2010	Vice President and Chief Risk Officer, GPS Funds I (formerly, AssetMark Funds) GPS Funds II (2011 – Present) and GFAM (2010 – Present); Senior Vice President and Chief Risk Officer, GFWM (2007 – Present); Senior Vice President and Chief Investment Officer, Bank of the West, formerly Sanwa Bank California (2000 – 2005).	N/A	N/A

ADDITIONAL INFORMATION (Continued)

June 30, 2011

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST – LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Christine Villas-Chernak c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1968	Deputy Chief Compliance Officer	Annually – renewed 1-Year term Since 2008	Deputy Chief Compliance Officer, GPS Funds I (formerly, AssetMark Funds) (2009 – Present) and GPS Funds II (2011 – Present) Secretary, GPS Funds I, (2006 – Present), GPS Funds II (2011 – Present), GFAM (2009 – 2010) and GVIT (2008 – 2010); Senior Compliance Officer, GFWM (2005 – 2009).	N/A	N/A

Nadine Lucas c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1949	Secretary	Annually – renewed 1-Year term Since 2010	Senior Compliance Officer, GFWM (2008 – present); President and Chief Compliance Officer, EAInvest Securities, Inc. (2001 – 2008).	N/A	N/A

The Trust’s statement of additional information includes additional information about the Trustees and can be obtained, without charge, upon request, by calling (800) 352-9910 or by contacting your variable contract provider.

(1) Mr. Ahluwalia is a trustee who is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of Genworth Financial or certain of its affiliates.

Investment Advisor

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Blvd., Suite 600

Pleasant Hill, CA 94523

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

KPMG LLP

777 East Wisconsin Avenue

Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Capital Brokerage Corporation

Member FINRA

6620 West Broad Street

Building 2

Richmond, VA 23230

This document must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer of the registrant pursuant to Rule 30a-2(a) under the 1940 Act. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Genworth Variable Insurance Trust

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	August 18, 2011

By	/s/ Starr E. Frohlich
Starr E. Frohlich, Principal Financial Officer/Treasurer

Date	August 18, 2011